UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2009

Date of reporting period:	September 30, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Investment Series - Money Market Portfolio

Portfolio of Investments • September 30, 2009 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Repurchase Agreements (51.2%)
$17,000	Banc of America Securities, (dated 09/30/09; proceeds $17,000,019; fully collateralized by Federal Home Loan Mortgage Corp. 0.00% - 2.05% due 03/09/11 - 11/15/28, valued at $17,340,993)	0.04%	10/01/09	$17,000,000
35,650	Barclays Capital LLC, (dated 09/30/09; proceeds $35,650,030; fully collateralized by U.S. Treasury Note, 2.375% due 09/30/14; valued at $36,363,038)	0.03	10/01/09	35,650,000
40,000	BNP Paribas Securities, (dated 09/30/09; proceeds $40,000,067; fully collateralized by Federal National Mortgage Assoc. 4.50% - 8.00% due 03/01/16 - 08/01/48; Federal Home Loan Mortgage Corp. 4.50% - 7.00% due 11/01/13 - 11/01/38; Government National Mortgage Assoc. 6.15% due 02/15/30; valued at $41,200,000)	0.06	10/01/09	40,000,000
	Total Repurchase Agreements (Cost $92,650,000)			92,650,000

	Commercial Paper (21.8%)
	International Banks
6,000	Calyon North America, Inc.	0.33	11/05/09	5,998,075
5,000	Lloyds TSB Bank PLC	0.43	10/22/09	4,998,746
8,500	NRW Bank (a)	0.40-0.45	10/05/09- 11/13/09	8,496,664
4,000	RBS Holdings USA, Inc.	0.55	11/24/09	3,996,700
9,000	Svenska Handelsbanken AB	0.26	11/30/09	8,996,100
7,000	UBS Finance (Delaware) LLC	0.37	11/24/09	6,996,115
	Total Commercial Paper (Cost $39,482,400)			39,482,400

	Floating Rate Notes (13.8%)
	International Banks (5.5%)
5,000	Societe Generale N.Y., Inc.	0.37(b)	11/05/09(c)	5,000,000
5,000	Westpac Banking Corp.	0.33(b)	12/08/09(c)	5,000,000
				10,000,000

	U.S. Government Agencies (8.3%)
15,000	Federal Home Loan Banks	0.26-0.27(b)	11/08/09- 11/19/09(c)	14,994,046
	Total Floating Rate Notes (Cost $24,994,046)			24,994,046

	Certificates of Deposit (13.2%)
5,000	Banco Bilbao Vizcaya Argentina - NY	0.35	03/29/10	5,000,124
6,000	Bank of Montreal - Chicago	0.25	11/16/09	6,000,000
8,000	Barclays Bank PLC - NY	0.75	02/11/10	8,000,000
5,000	Royal Bank of Scotland PLC	0.50	10/13/09	5,000,000
	Total Certificates of Deposit (Cost $24,000,124)			24,000,124
	Total Investments (Cost $181,126,570) (d)		100.0%	181,126,570
	Liabilities in Excess of Other Assets		(0.0)	(39,723)
	Net Assets		100.0%	$181,086,847

(a)           Resale is restricted to qualified institutional investors.

(b)           Rate shown is the rate in effect at September 30, 2009.

(c)           Date of next interest rate reset.

(d)           Cost is the same for federal income tax purposes.

MS Variable Money Market

Fair Valuation Measurements

09/30/2009

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 — unadjusted quoted prices in active markets for identical investments

•                                          Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Short-Term Investments
Commercial Paper	$39,482,400	—	$39,482,400	—
Repurchase Agreements	92,650,000	—	92,650,000	—
Floating Rate Notes-Corporate	10,000,000	—	10,000,000	—
Floating Rate Notes-US Government Agencies	14,994,046	—	14,994,046	—
Certificates of Deposit	24,000,124	—	24,000,124	—
Total	$181,126,570	—	$181,126,570	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments • September 30, 2009 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (54.6%)
	Aerospace/Defense (0.5%)
$400	BAE Systems Holdings, Inc. (144A) (a)	4.75%	08/15/10	$406,791

	Applications Software (0.3%)
230	Microsoft Corp.	2.95	06/01/14	233,351

	Auto-Cars/Light Trucks (0.5%)
360	Daimler Finance North America LLC	7.30	01/15/12	388,572

	Auto-Medium&Heavy Duty Trucks (0.1%)
100	PACCAR, Inc.	6.375	02/15/12	108,102

	Beverages-Non-alcoholic (0.9%)
340	Bottling Group LLC	6.95	03/15/14	396,639
300	Coca-Cola Enterprises, Inc.	3.75	03/01/12	313,297
				709,936
	Beverages-Wine/Spirits (0.3%)
250	Diageo Finance BV (Netherlands)	3.875	04/01/11	257,269

	Brewery (0.3%)
205	Anheuser-Busch InBev Worldwide, Inc. (144A) (a)	5.375	11/15/14	218,978

	Cable/Satellite TV (0.8%)
335	Comcast Cable Holdings LLC	9.80	02/01/12	386,049
200	Time Warner Cable, Inc.	8.25	02/14/14	233,281
				619,330
	Commercial Banks-Non-U.S. (8.4%)
900	Commonwealth Bank of Australia (144A) (Australia)(a)	2.50	12/10/12	916,091
250	National Australia Bank Ltd. (144A) (Australia)(a)	5.35	06/12/13	266,788
2,300	Royal Bank of Scotland PLC (The) (144A) (United Kingdom)(a)	2.625	05/11/12	2,335,634
310	Royal Bank of Scotland PLC (The) (144A) (United Kingdom)(a)	4.875	08/25/14	315,104
320	Svenska Handelsbanken AB (144A) (Sweden)(a)	2.875	09/14/12	321,030
1,545	Swedbank AB (144A) (Sweden)(a)	2.90	01/14/13	1,562,900
810	Westpac Securities NZ Ltd. (144A) (New Zealand)(a)	2.50	05/25/12	823,809
				6,541,356
	Commercial Banks-Eastern U.S. (0.5%)
340	Credit Suisse (Switzerland)	5.50	05/01/14	365,727

	Commercial Banks-Southern U.S. (0.5%)
385	BB&T Corp.	3.10	07/28/11	391,902

	Computer Services (0.5%)
360	Computer Sciences Corp.	7.375	06/15/11	389,339

	Computers (1.1%)
105	Dell, Inc.	3.375	06/15/12	108,870
330	Hewlett-Packard Co.	0.471(b)	03/01/12	328,409
205	Hewlett-Packard Co.	2.25	05/27/11	208,913
220	International Business Machines Corp.	4.75	11/29/12	238,135
				884,327
	Consumer Products-Miscellaneous (0.4%)
310	Clorox Co.	4.20	01/15/10	313,053

	Cosmetics & Toiletries (0.5%)
415	Procter & Gamble International Funding SCA (Luxembourg)	0.478(b)	05/07/10	414,674

	Data Processing Services (0.5%)
370	Fiserv, Inc.	6.125	11/20/12	401,306

	Diversified Banking Institution (3.1%)
130	Bank of America Corp.	4.875	09/15/12	133,573
300	Bank of America Corp.	5.375	08/15/11	312,901

$325	Citigroup, Inc. (c)	4.625%	08/03/10	$331,947
275	Citigroup, Inc. (c)	5.30	10/17/12	283,929
440	Goldman Sachs Group, Inc. (The)	5.45	11/01/12	471,563
325	Goldman Sachs Group, Inc. (The)	6.875	01/15/11	345,206
515	JPMorgan Chase & Co.	5.375	10/01/12	554,517
				2,433,636
	Diversified Financial Service (1.3%)
700	General Electric Capital Corp.	5.45	01/15/13	738,262
265	General Electric Capital Corp.	5.90	05/13/14	284,444
				1,022,706
	Diversified Manufactured Operation (0.4%)
275	Honeywell International, Inc.	6.125	11/01/11	300,235

	Diversified Minerals (0.6%)
235	BHP Billiton Finance USA Ltd. (Australia)	8.50	12/01/12	280,599
190	Rio Tinto Finance USA Ltd. (Australia)	5.875	07/15/13	204,885
				485,484
	Electric-Distribution (0.5%)
355	Detroit Edison Co. (The)	6.125	10/01/10	373,166

	Electric-Integrated (2.0%)
205	Columbus Southern Power Co. (Series E)	4.40	12/01/10	210,148
220	Entergy Gulf States, Inc.	0.761(b)	12/01/09	219,785
215	FirstEnergy Solutions Corp. (144A) (a)	4.80	02/15/15	221,177
180	NiSource Finance Corp.	0.977(b)	11/23/09	179,870
405	Ohio Power Co.	0.467(b)	04/05/10	404,468
290	Southern Co.	4.15	05/15/14	299,890
30	Southern Co. (Series A)	5.30	01/15/12	32,221
				1,567,559
	Electronic Measuring Instrument (0.5%)
385	Agilent Technologies, Inc.	4.45	09/14/12	389,453

	Enterprise Software/Service (0.5%)
335	Oracle Corp.	5.00	01/15/11	350,479

	Fiduciary Banks (0.4%)
305	Mellon Funding Corp.	6.40	05/14/11	325,691

	Finance-Auto Loans (0.5%)
395	American Honda Finance Corp. (MTN) (144A) (a)	2.848(b)	06/02/11	394,579

	Finance-Commercial (0.5%)
395	Caterpillar Financial Services Corp. (MTN)	0.971(b)	08/06/10	396,379

	Finance-Consumer Loans (1.3%)
695	HSBC Finance Corp.	6.75	05/15/11	732,812
215	John Deere Capital Corp.	7.00	03/15/12	240,045
				972,857
	Finance-Credit Card (1.7%)
475	American Express Co.	7.25	05/20/14	534,224
750	MBNA Corp.	6.125	03/01/13	788,449
				1,322,673
	Finance-Investment Banker/Broker (0.6%)
200	Credit Suisse USA, Inc.	6.125	11/15/11	216,005
260	Merrill Lynch & Co., Inc.	5.45	02/05/13	269,804
				485,809
	Finance-Other Services (0.5%)
390	BP Capital Markets PLC (United Kingdom)	3.125	03/10/12	403,135

	Food-Miscellaneous/Diversified (1.5%)
295	Campbell Soup Co.	6.75	02/15/11	316,668
29	ConAgra Foods, Inc.	6.75	09/15/11	31,658
360	General Mills, Inc.	5.65	09/10/12	393,159

$345	Kraft Foods, Inc.	6.75%	02/19/14	$385,256
				1,126,741
	Food-Retail (0.3%)
225	Kroger Co. (The)	7.50	01/15/14	259,533

	Industrial Gases (0.3%)
240	Praxair, Inc.	6.375	04/01/12	265,887

	Life/Health Insurance (0.8%)
325	Principal Life Income Funding Trusts (MTN)	5.15	06/17/11	336,213
315	Prudential Financial, Inc. (MTN)	3.625	09/17/12	317,164
				653,377
	Medical Products (0.9%)
275	Baxter International, Inc.	4.00	03/01/14	286,899
375	Hospira, Inc.	0.763(b)	03/30/10	374,138
				661,037
	Medical-Biomedical/Genetics (0.2%)
180	Genentech, Inc.	4.40	07/15/10	184,768

	Medical-Drugs (1.6%)
355	AstraZeneca PLC (United Kingdom)	5.40	09/15/12	389,342
190	Eli Lilly & Co.	3.55	03/06/12	199,086
235	GlaxoSmithKline Capital, Inc.	4.85	05/15/13	252,678
385	Pfizer, Inc.	4.45	03/15/12	409,193
				1,250,299
	Medical-HMO (0.2%)
185	UnitedHealth Group, Inc.	5.25	03/15/11	192,342

	Money Center Banks (0.7%)
500	Lloyds TSB Bank PLC (144A) (United Kingdom)(a)	2.80	04/02/12	511,698

	Multi-line Insurance (0.7%)
515	Metropolitan Life Global Funding I (144A) (a) (d)	5.75	07/25/11	544,441

	Multimedia (0.9%)
250	Time Warner, Inc.	6.875	05/01/12	275,368
170	Walt Disney Co. (The) (Series C)	5.70	07/15/11	182,054
190	Walt Disney Co. (The) (Series B)	6.375	03/01/12	208,747
				666,169
	Oil Company-Exploration&Production (1.6%)
450	Burlington Resources Finance Co. (Canada)	6.68	02/15/11	481,233
335	Devon Financing Corp. ULC (Canada)	6.875	09/30/11	364,628
350	EOG Co. of Canada (144A) (Canada)(a)	7.00	12/01/11	381,024
				1,226,885
	Oil Company-Integrated (0.3%)
255	Chevron Corp.	3.95	03/03/14	268,765

	Pipelines (1.0%)
180	Enterprise Products Operating LLC (Series B)	7.50	02/01/11	192,216
225	Enterprise Products Operating LLC (Series O)	9.75	01/31/14	271,908
320	Plains All American Pipeline LP / PAA Finance Corp.	4.25	09/01/12	329,189
				793,313
	Reinsurance (0.3%)
210	Berkshire Hathaway Finance Corp.	4.00	04/15/12	220,293

	REITS-Regional Malls (0.2%)
110	Simon Property Group LP	6.75	05/15/14	118,090

	Retail-Building Products (0.3%)
210	Home Depot, Inc. (The)	0.42(b)	12/16/09	209,898

	Retail-Discount (0.5%)
105	Wal-Mart Stores, Inc.	3.20	05/15/14	107,320

$245	Wal-Mart Stores, Inc.	7.25%	06/01/13	$286,137
				393,457
	Retail-Drug Store (0.3%)
180	CVS Caremark Corp.	5.75	08/15/11	192,528

	Retail-Restaurants (0.3%)
185	Yum! Brands, Inc.	8.875	04/15/11	202,531

	S&L/Thrifts-Eastern U.S. (0.4%)
320	Sovereign Bancorp, Inc.	0.519(b)	03/23/10	319,632

	Special Purpose Banks (2.8%)
1,530	Kreditanstalt fuer Wiederaufbau (MTN) (Germany)	2.25	04/16/12	1,557,430
577	Societe Financement de l’Economie Francaise (144A) (France)(a)	3.375	05/05/14	593,048
				2,150,478
	Special Purpose Entity (0.7%)
250	Harley-Davidson Funding Corp. (144A) (a)	5.25	12/15/12	249,944
260	Xlliac Global Funding (144A) (a)	4.80	08/10/10	259,047
				508,991
	Super-Regional Banks-U.S. (2.5%)
405	Bank One Corp.	5.25	01/30/13	428,067
370	Capital One Financial Corp. (MTN)	5.70	09/15/11	386,720
195	US Bancorp	4.20	05/15/14	203,987
200	Wachovia Corp.	5.35	03/15/11	208,545
675	Wells Fargo & Co.	5.25	10/23/12	720,690
				1,948,009
	Telecommunication Services (0.9%)
150	Verizon Global Funding Corp.	7.25	12/01/10	159,687
500	Verizon Global Funding Corp.	7.375	09/01/12	568,489
				728,176
	Telephone-Integrated (3.2%)
350	AT&T, Inc.	4.95	01/15/13	373,453
395	BellSouth Corp.	6.00	10/15/11	426,775
175	British Telecommunications PLC (United Kingdom)	9.125	12/15/10	188,473
300	Deutsche Telekom International Finance BV (Netherlands)	8.50	06/15/10	314,512
395	France Telecom SA (France)	4.375	07/08/14	414,517
505	Telecom Italia Capital SA (Luxembourg)	4.875	10/01/10	519,220
220	Telefonica Europe BV (Netherlands)	7.75	09/15/10	232,768
				2,469,718
	Transport-Rail (0.7%)
460	Union Pacific Corp.	6.50	04/15/12	507,931
	Total Corporate Bonds (Cost $41,654,426)			42,442,841

	Foreign Government Obligations (4.3%)
1,728	Denmark Government International Bond (MTN) (Denmark)	2.75	11/15/11	1,786,007
290	Export Development Canada (Canada)	3.125	04/24/14	298,066
1,250	Japan Finance Corp. (Japan)	2.00	06/24/11	1,266,513
	Total Foreign Government Obligations (Cost $3,314,558)			3,350,586

	U.S. Government Agencies & Obligations (16.8%)
	Commercial Banks-Central U.S. (3.5%) — FDIC Guaranteed
2,600	KeyBank NA	3.20	06/15/12	2,711,779

	Diversified Banking Institution (6.8%) — FDIC Guaranteed
500	Bank of America Corp.	2.10	04/30/12	507,333
1,960	Citigroup, Inc. (c)	2.125	04/30/12	1,988,981
700	Goldman Sachs Group, Inc. (The)	3.25	06/15/12	731,013

$2,000	JPMorgan Chase & Co.	3.125%	12/01/11	$2,076,350
				5,303,677
	Super-Regional Banks-U.S. (4.9%) — FDIC Guaranteed
3,710	PNC Funding Corp.	2.30	06/22/12	3,779,091

	U.S. Government Obligations (1.6%)
6	U.S. Treasury Note	4.00	08/15/18	6,336
	U.S. Treasury Strip,
705		0.00	11/15/19	484,021
1,190		0.00	11/15/20	772,145
				1,262,502
	Total U.S. Government Agencies & Obligations (Cost $12,835,937)			13,057,049

	U.S. Government Agency - Mortgage-Backed Securities (1.0%)
	Federal National Mortgage Assoc.
524		6.50	01/01/32–11/01/33	565,661
163		7.00	08/01/29–06/01/32	180,844
	Total U.S. Government Agency - Mortgage-Backed Securities (Cost $718,046)			746,505

	Asset-Backed Securities (19.1%)
675	American Express Credit Account Master Trust 2009-2 A	1.496(b)	03/15/17	688,233
1,100	Bank of America Auto Trust 2009-1A A2 (144A) (a)	1.70	12/15/11	1,103,419
725	BMW Vehicle Lease Trust 2009-1 A2	2.04	04/15/11	728,299
225	Capital Auto Receivables Asset Trust 2008-2 A2B	1.163(b)	03/15/11	225,051
196	Capital Auto Receivables Asset Trust 2007-3 A3A	5.02	09/15/11	199,489
113	Capital Auto Receivables Asset Trust 2007-SN1 A3A	5.38	07/15/10	113,600
807	Capital One Multi-Asset Execution Trust 2005-A10 A	0.323(b)	09/15/15	789,243
325	Chrysler Financial Auto Securitization Trust 2009-A A2	1.85	06/15/11	327,299
32	CNH Equipment Trust 2009-A A1	1.736	04/15/10	32,112
775	Daimler Chrysler Auto Trust 2007-A A3A	5.00	02/08/12	794,430
850	Discover Card Master Trust 2009-A1 A1	1.543(b)	12/15/14	854,061
313	Ford Credit Auto Lease Trust 2009-A A1 (144A) (a)	1.238	06/15/10	313,063
650	Ford Credit Auto Owner Trust 2009-A A2A	3.24	08/15/11	657,147
491	Ford Credit Auto Owner Trust 2007-A A3A	5.40	08/15/11	500,320
1,150	GE Capital Credit Card Master Note Trust 2009-1 A	2.343(b)	04/15/15	1,178,203
950	Harley-Davidson Motorcycle Trust 2009-2 A2	2.00	07/15/12	957,697
350	Honda Auto Receivables Owner Trust 2009-3 A2	1.50	08/15/11	352,178
325	Honda Auto Receivables Owner Trust 2009-2 A2	2.22	08/15/11	328,253
750	Huntington Auto Trust 2009-1A A3 (144A) (a)	3.94	06/17/13	774,896
174	John Deere Owner Trust 2009-A A1	1.132	07/02/10	174,277
775	Nissan Auto Lease Trust 2009-A A2	2.01	04/15/11	781,128
775	Nissan Auto Lease Trust 2009-B A3	2.07	01/15/15	777,281
600	Nissan Auto Receivables Owner Trust 2009-A A2	2.94	07/15/11	607,660
572	Nissan Auto Receivables Owner Trust 2007-B A3	5.03	05/16/11	581,130
405	USAA Auto Owner Trust 2009-1 A2	2.64	08/15/11	409,294
227	USAA Auto Owner Trust 2007-2 A3	4.90	02/15/12	231,455
325	Volkswagen Auto Lease Trust 2009-A A2	2.87	07/15/11	329,332
	Total Asset-Backed Securities (Cost $14,661,272)			14,808,550

	Collateralized Mortgage Obligation (0.6%)
	U.S. Government Agency
438	Federal Home Loan Mortgage Corp. 2182 ZC (Cost $468,732)	7.50	09/15/29	476,569

	Short-Term Investments (3.4%)
	U.S. Government Obligations (1.6%)
$1,205	U.S. Treasury Bills (Cost $1,204,621)(e)(f)	0.27%	11/12/09	$1,204,620

NUMBER OF SHARES (000)
	Investment Company (g)(1.8%)
1,424	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,423,743)			1,423,743
	Total Short-Term Investments (Cost $2,628,364)			2,628,363
	Total Investments (Cost $76,281,335) (h)(i)		99.8%	77,510,463
	Other Assets in Excess of Liabilities		0.2	173,471
	Net Assets		100.0%	$77,683,934

FDIC	Federal Deposit Insurance Corporation.
MTN	Medium Term Note.
(a)	Resale is restricted to qualified institutional investors.
(b)	Floating rate security, rate shown is the rate in effect at September 30, 2009.
(c)	For the four months ended September 30, 2009 there were no transactions in Citigroup Inc., an affiliate of the Portfolio.
(d)	For the nine months ended September 30, 2009, the cost of purchase of Metropolitan Life Global Funding corporate bond, an affiliate of the Portfolio, was $542,846.
(e)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(f)	A portion of this security has been physically segregated in connection with open futures contracts and open swap contracts.
(g)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(h)	Securities have been designated as collateral in connection with open futures contracts and open swap contracts.
(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at September 30, 2009:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
30	Long	U.S. Treasury Notes 10 Year, December 2009	$3,549,844	$44,072
8	Long	90 Day Euro$, March 2011	1,958,000	27
8	Long	90 Day Euro$, June 2011	1,951,600	3,929
8	Long	90 Day Euro$, September 2011	1,945,900	2,670
8	Long	90 Day Euro$, December 2011	1,940,400	1,800
4	Long	U.S. Treasury Bond 30 Year, December 2009	485,500	7,016
66	Short	U.S. Treasury Notes 5 Year, December 2009	(7,662,188)	(33,360)
95	Short	U.S. Treasury Notes 2 Year, December 2009	(20,612,032)	(97,498)
		Net Unrealized Depreciation		$(71,344)

Interest Rate Swap Contracts Open at September 30, 2009:

COUNTERPARTY	NOTIONAL AMOUNT (000’s)	PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank***	$804	Fixed Rate 4.64%	Floating Rate 0.00#%	May 27, 2019	$7,099
UBS AG***	2,347	Fixed Rate 4.66	Floating Rate 0.00#	May 27, 2019	22,578
Deutsche Bank AG***	7,913	Fixed Rate 4.40	Floating Rate 0.00#	October 1, 2016	0
Barclays Bank^^	1,590	Fixed Rate 0.00	Floating Rate 0.00#	November 15, 2019	(48,842)
Deutsche Bank AG^^	1,100	Fixed Rate 0.00	Floating Rate 0.00#	November 15, 2021	(36,351)
Deutsche Bank AG***	4,258	Floating Rate 0.00#	Fixed Rate 4.41	October 3, 2018	4,386
Barclays Bank	184	Floating Rate 0.38#	Fixed Rate 4.04	May 27, 2039	(3,606)
UBS AG	544	Floating Rate 0.38#	Fixed Rate 4.04	May 27, 2039	(10,662)
Barclays Bank^^	1,590	Floating Rate 0.00#	Fixed Rate 0.00	November 15, 2019	(118,094)
Deutsche Bank AG^^	1,100	Floating Rate 0.00#	Fixed Rate 0.00	November 15, 2021	(62,459)
JPMorgan Chase Bank N.A. New York^^	705	Floating Rate 0.00#	Fixed Rate 0.00	November 15, 2019	(46,723)
JPMorgan Chase Bank N.A. New York^^	1,190	Floating Rate 0.00#	Fixed Rate 0.00	November 15, 2020	(93,200)
		Net Unrealized Depreciation			$(385,874)

#	Floating rate based on USD-3 Months LIBOR.
^^	Portfolio will receive $436,614, $367,331, and make payments of $616,586, $474,412, $267,984, and $503,070 respectively, on termination date.
***	Forward interest rate swap. Periodic payments on specified notional contract amount with future effective date, unless terminated earlier.

MS Variable Limited Duration

Fair Valuation Measurements

09/30/2009

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 — unadjusted quoted prices in active markets for identical investments

•                                          Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at fair value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Asset-Backed Securities	$14,808,550	—	$14,808,550	—
Collateralized Mortgage Obligations - U.S. Government Agency	476,569	—	476,569	—
Corporate Bonds	42,442,841	—	42,442,841	—
Foreign Government Obligation	3,350,586	—	3,350,586	—
Government Agencies Mortgage-Backed Securities - U.S.	746,505	—	746,505	—
US Government Agencies & Obligations	13,057,049	—	13,057,049	—
Short-Term Investments		—	—	—
Investment Company	1,423,743	$1,423,743	—	—
U.S. Government Obligation	1,204,620	—	1,204,620	—
Total Short-Term Investments	2,628,363	1,423,743	1,204,620	—
Futures	59,514	59,514	—	—
Interest Rate Swaps	34,063	—	34,063	—
Total Assets	$77,604,040	$1,483,257	$76,120,783	—
Liabilities
Futures	$(130,858)	$(130,858)	—	—
Interest Rate Swaps	(419,937)	—	$(419,937)	—
Total Liabilities	$(550,795)	$(130,858)	$(419,937)	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments • September 30, 2009 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (96.1%)
	Advertising Agencies (0.4%)
$935	Omnicom Group, Inc.	6.25%	07/15/19	$1,010,501

	Advertising Services (0.5%)
1,195	WPP Finance (United Kingdom)	8.00	09/15/14	1,312,194

	Aerospace/Defense (0.7%)
400	Boeing Co. (The)	4.875	02/15/20	413,450
565	Boeing Co. (The)	5.875	02/15/40	618,701
770	Boeing Co. (The)	6.00	03/15/19	865,298
				1,897,449
	Agricultural Chemicals (1.2%)
895	Agrium, Inc. (Canada)	6.75	01/15/19	971,018
615	Mosaic Co. (The) (144A) (a)	7.625	12/01/16	656,354
245	Potash Corp. of Saskatchewan, Inc. (Canada)	4.875	03/30/20	245,217
555	Potash Corp. of Saskatchewan, Inc. (Canada)	5.875	12/01/36	571,872
560	Potash Corp. of Saskatchewan, Inc. (Canada)	6.50	05/15/19	628,722
				3,073,183
	Agricultural Operations (0.3%)
580	Bunge Ltd. Finance Corp.	8.50	06/15/19	669,779

	Airlines (0.3%)
1,056	America West Airlines LLC (Series 011G) (AMBAC Insd)	7.10	04/02/21	824,014

	Appliances (0.2%)
450	Whirlpool Corp.	8.60	05/01/14	503,861

	Auto-Cars/Light Trucks (0.2%)
395	Daimler Finance North America LLC	8.50	01/18/31	468,639

	Beverages-Non-alcoholic (0.4%)
860	Dr Pepper Snapple Group, Inc.	6.82	05/01/18	979,251

	Beverages-Wine/Spirits (0.4%)
610	Bacardi Ltd. (144A) (Bermuda)(a)	8.20	04/01/19	733,805
165	Constellation Brands, Inc.	7.25	09/01/16	165,000
250	Diageo Capital PLC (United Kingdom)	5.875	09/30/36	273,750
				1,172,555
	Brewery (0.8%)
470	Anheuser-Busch Cos., Inc.	5.50	01/15/18	481,410
510	Anheuser-Busch InBev Worldwide, Inc. (144A) (a)	5.375	11/15/14	544,774
305	Anheuser-Busch InBev Worldwide, Inc. (144A) (a)	7.20	01/15/14	343,703
85	Anheuser-Busch InBev Worldwide, Inc. (144A) (a)	8.20	01/15/39	112,452
700	FBG Finance Ltd. (144A) (Australia)(a)	5.125	06/15/15	730,826
				2,213,165
	Broadcast Service/Program (0.1%)
280	Grupo Televisa SA (Mexico)	6.00	05/15/18	282,705

	Building Product-Cement/Aggregation (1.1%)
820	CRH America, Inc.	6.00	09/30/16	841,826
480	CRH America, Inc.	8.125	07/15/18	540,547
545	Holcim US Finance Sarl & Cie SCS (144A) (Luxembourg)(a)	6.00	12/30/19	552,680
580	LAFARGE SA (France)	6.50	07/15/16	580,429
385	LAFARGE SA (France)	7.125	07/15/36	369,480
				2,884,962
	Building-Residential/Commercial (0.6%)
1,675	Toll Brothers Finance Corp.	6.75	11/01/19	1,672,883

	Cable/Satellite TV (3.7%)
180	Comcast Corp.	5.70	05/15/18	189,568
700	Comcast Corp.	6.40	05/15/38	740,595
270	Comcast Corp.	6.45	03/15/37	286,845

$1,620	Comcast Corp.	6.50%	01/15/15	$1,807,186
980	COX Communications, Inc. (144A) (a)	8.375	03/01/39	1,212,671
320	CSC Holdings, Inc.	7.625	07/15/18	326,400
465	DIRECTV Holdings LLC / Financing Co., Inc. (144A) (a)	5.875	10/01/19	464,419
275	DIRECTV Holdings LLC / Financing Co., Inc.	6.375	06/15/15	279,812
1,470	DIRECTV Holdings LLC / Financing Co., Inc.	7.625	05/15/16	1,580,250
1,200	Time Warner Cable, Inc.	6.75	07/01/18	1,327,928
375	Time Warner Cable, Inc.	6.75	06/15/39	406,895
350	Time Warner Cable, Inc.	8.25	04/01/19	423,769
485	Time Warner Cable, Inc.	8.75	02/14/19	598,488
				9,644,826
	Cellular Telephone (0.7%)
985	Cellco Partnership / Verizon Wireless Capital LLC (144A) (a)	5.55	02/01/14	1,065,497
810	Vodafone Group PLC (United Kingdom)	5.625	02/27/17	859,730
				1,925,227
	Commercial Banks Non-U.S. (3.4%)
545	Barclays Bank PLC (144A) (United Kingdom)(a)	6.05	12/04/17	549,345
1,495	Barclays Bank PLC (United Kingdom)	6.75	05/22/19	1,675,073
1,245	Deutsche Bank AG (Germany)	3.875	08/18/14	1,261,750
1,675	HBOS PLC (144A) (United Kingdom)(a)	6.75	05/21/18	1,495,825
260	Rabobank Nederland (144A) (Netherlands)(a)	11.00(b)	06/30/49(c)	319,389
1,310	Royal Bank of Scotland PLC (The) (144A) (United Kingdom)(a)	4.875	08/25/14	1,331,571
830	Standard Chartered PLC (144A) (United Kingdom)(a)	5.50	11/18/14	888,072
1,325	Westpac Banking Corp. (Australia)	4.20	02/27/15	1,348,323
				8,869,348
	Commercial Banks- Eastern U.S. (2.3%)
3,250	Credit Suisse (Switzerland)	5.30	08/13/19	3,338,754
580	Credit Suisse (Switzerland)	6.00	02/15/18	608,232
760	PNC Bank NA	6.00	12/07/17	778,397
1,300	UBS AG/Stamford Branch (Switzerland)	5.875	12/20/17	1,332,930
				6,058,313
	Commercial Banks-Southern U.S. (1.0%)
1,160	BB&T Corp. (MTN)	6.85	04/30/19	1,299,891
1,370	Wachovia Bank NA	5.85	02/01/37	1,329,581
				2,629,472
	Consumer Products-Miscellaneous (0.2%)
460	Fortune Brands, Inc.	6.375	06/15/14	478,429

	Containers-Paper/Plastic (0.2%)
515	Sealed Air Corp. (144A) (a)	7.875	06/15/17	543,847

	Data Processing Services (0.3%)
730	Fiserv, Inc.	6.80	11/20/17	807,308

	Diversified Banking Institution (8.6%)
1,115	Bank of America Corp. (Series L) (MTN)	5.65	05/01/18	1,102,786
1,865	Bank of America Corp.	5.75	12/01/17	1,864,599
795	Bank of America Corp.	7.625	06/01/19	897,363
1,845	Citigroup, Inc. (d)	5.25	02/27/12	1,896,059
1,735	Citigroup, Inc. (d)	5.875	05/29/37	1,517,540
480	Citigroup, Inc. (d)	6.125	05/15/18	473,408
265	Citigroup, Inc. (d)	8.125	07/15/39	297,531
3,305	Citigroup, Inc. (d)	8.50	05/22/19	3,737,082
6,085	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	6,411,479
1,565	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	1,620,281
2,430	JPMorgan Chase & Co.	6.00	01/15/18	2,612,457

$340	JPMorgan Chase & Co.	6.30%	04/23/19	$371,860
				22,802,445
	Diversified Financial Service (2.9%)
1,980	General Electric Capital Corp.	5.625	05/01/18	1,973,814
5,700	General Electric Capital Corp. (Series G) (MTN)	6.00	08/07/19	5,792,990
				7,766,804
	Diversified Manufactured Operation (2.1%)
3,510	General Electric Co.	5.25	12/06/17	3,608,094
575	ITT Corp.	6.125	05/01/19	624,392
1,150	Tyco Electronics Group SA (Luxembourg)	5.95	01/15/14	1,198,468
				5,430,954
	Diversified Minerals (1.1%)
680	Rio Tinto Finance Ltd. (Australia)	6.50	07/15/18	732,462
230	Rio Tinto Finance USA Ltd. (Australia)	9.00	05/01/19	282,818
475	Teck Resources Ltd. (Canada)	10.25	05/15/16	539,125
650	Vale Overseas Ltd. (Cayman Islands)	5.625	09/15/19	664,416
595	Vale Overseas Ltd. (Cayman Islands)	6.875	11/21/36	617,034
				2,835,855
	Electric Utilities (0.4%)
975	FirstEnergy Solutions Corp. (144A) (a)	6.05	08/15/21	1,009,664

	Electric-Generation (0.6%)
1,610	AES Corp. (The)	8.00	06/01/20	1,605,975

	Electric-Integrated (6.3%)
230	Carolina Power & Light Co.	5.30	01/15/19	249,554
65	CMS Energy Corp.	6.30	02/01/12	66,537
775	Consumers Energy Co.	5.80	09/15/35	793,471
435	Dominion Resources, Inc.	7.00	06/15/38	519,708
645	DTE Energy Co.	7.625	05/15/14	712,653
1,550	Enel Finance International SA (144A) (WI) (Luxembourg)(a)	5.125	10/07/19	1,543,180
800	Entergy Gulf States Louisiana LLC	5.59	10/01/24	800,195
2,650	Exelon Generation Co. LLC	6.25	10/01/39	2,713,995
975	FirstEnergy Solutions Corp. (144A) (a)	6.80	08/15/39	1,036,850
365	Florida Power Corp. (Series A)	5.80	09/15/17	404,509
965	NiSource Finance Corp.	6.80	01/15/19	989,673
200	Ohio Power Co. (Series 1)	5.375	10/01/21	203,378
1,670	Ohio Power Co. (Series K)	6.00	06/01/16	1,799,250
220	Pacific Gas & Electric Co.	6.25	03/01/39	252,616
1,510	PPL Energy Supply LLC	6.50	05/01/18	1,629,796
230	Progress Energy, Inc.	7.05	03/15/19	268,273
710	Southwestern Public Service Co. (Series G)	8.75	12/01/18	898,575
1,230	Virginia Electric & Power Co.	8.875	11/15/38	1,755,343
				16,637,556
	Electronic Component (0.3%)
746	Koninklijke Philips Electronics N.V. (Netherlands)	5.75	03/11/18	804,085

	Electronic Measuring Instrument (0.3%)
675	Agilent Technologies, Inc.	5.50	09/14/15	695,204

	Finance-Consumer Loans (1.8%)
785	American General Finance Corp. (Series H)	4.625	09/01/10	719,674
1,140	HSBC Finance Corp.	6.375	10/15/11	1,209,782
1,660	HSBC Finance Corp.	6.75	05/15/11	1,750,314
1,060	SLM Corp. (MTN)	0.664(b)	07/26/10	1,007,179
				4,686,949
	Finance-Credit Card (1.7%)
525	American Express Co.	8.125	05/20/19	621,987
1,995	American Express Credit Corp. (Series C)	7.30	08/20/13	2,214,321
780	Capital One Bank USA NA	8.80	07/15/19	903,175

$740	Discover Financial Services	10.25%	07/15/19	$848,333
				4,587,816
	Finance-Investment Banker/Broker (3.3%)
610	Bear Stearns Cos. LLC (The)	5.55	01/22/17	617,762
1,060	Bear Stearns Cos. LLC (The)	7.25	02/01/18	1,212,495
1,210	Macquarie Group Ltd. (144A) (Australia)(a)	7.625	08/13/19	1,300,124
1,070	Merrill Lynch & Co., Inc.	5.45	02/05/13	1,110,348
3,260	Merrill Lynch & Co., Inc. (MTN)	6.875	04/25/18	3,434,081
930	Merrill Lynch & Co., Inc.	7.75	05/14/38	1,051,268
				8,726,078
	Food-Miscellaneous/Diversified (1.7%)
860	ConAgra Foods, Inc.	7.00	10/01/28	954,077
740	ConAgra Foods, Inc.	8.25	09/15/30	934,409
1,070	Kraft Foods, Inc.	6.125	08/23/18	1,136,890
700	Kraft Foods, Inc.	6.875	02/01/38	773,142
610	Kraft Foods, Inc.	6.875	01/26/39	672,765
				4,471,283
	Food-Retail (0.6%)
835	Delhaize America, Inc.	9.00	04/15/31	1,101,687
390	Kroger Co. (The)	6.40	08/15/17	432,191
				1,533,878
	Gas-Distribution (0.2%)
380	Florida Gas Transmission Co. LLC (144A) (a)	7.90	05/15/19	454,101

	Gold Mining (0.5%)
1,235	Newmont Mining Corp.	6.25	10/01/39	1,230,748

	Independent Power Producer (0.1%)
295	NRG Energy, Inc.	8.50	06/15/19	296,844

	Instruments-Scientific (0.3%)
820	Fisher Scientific International, Inc.	6.125	07/01/15	851,928

	Investment Management/Advisor Services (0.7%)
870	Ameriprise Financial, Inc.	7.30	06/28/19	960,760
855	Blackstone Holdings Finance Co. LLC (144A) (a)	6.625	08/15/19	868,525
				1,829,285
	Life/Health Insurance (2.0%)
660	Aflac, Inc.	8.50	05/15/19	788,109
745	Lincoln National Corp.	8.75	07/01/19	863,100
1,025	Principal Financial Group, Inc.	8.875	05/15/19	1,230,187
950	Prudential Financial, Inc. (Series D)	4.75	09/17/15	944,544
635	Prudential Financial, Inc. (Series D)	6.625	12/01/37	650,526
660	Prudential Financial, Inc. (Series D)	7.375	06/15/19	737,866
				5,214,332
	Machinery-Construction&Mining (0.1%)
275	Caterpillar, Inc.	6.05	08/15/36	302,037

	Medical Products (0.1%)
270	Hospira, Inc. (Series G)	6.40	05/15/15	300,561

	Medical-Biomedical/Genetics (0.3%)
790	Biogen Idec, Inc.	6.875	03/01/18	868,688

	Medical-Drugs (0.9%)
365	AstraZeneca PLC (United Kingdom)	6.45	09/15/37	430,976
1,110	Pfizer, Inc.	6.20	03/15/19	1,253,398
405	Pfizer, Inc.	7.20	03/15/39	511,509
150	Wyeth	6.45	02/01/24	170,143
				2,366,026
	Medical-Generic Drugs (0.2%)
565	Watson Pharmaceuticals, Inc.	6.125	08/15/19	595,311

	Medical-HMO (0.7%)
$215	Aetna, Inc.	6.50%	09/15/18	$233,135
1,150	UnitedHealth Group, Inc.	6.00	02/15/18	1,210,460
260	WellPoint, Inc.	7.00	02/15/19	296,075
				1,739,670
	Medical-Hospitals (0.3%)
305	HCA, Inc. (144A) (a)	8.50	04/15/19	320,250
380	Tenet Healthcare Corp.	7.375	02/01/13	378,100
				698,350
	Metal-Aluminum (0.4%)
530	Alcoa, Inc.	5.87	02/23/22	460,467
465	Alcoa, Inc.	6.75	07/15/18	466,919
				927,386
	Multi-line Insurance (2.7%)
840	Allstate Corp. (The) (e)	7.45	05/16/19	1,002,972
1,285	American Financial Group, Inc.	9.875	06/15/19	1,413,810
1,750	Farmers Insurance Exchange (144A) (a)	8.625	05/01/24	1,808,782
290	MetLife, Inc. (Series A) (f)	6.817	08/15/18	323,315
590	MetLife, Inc. (f)	7.717	02/15/19	695,788
965	MetLife, Inc. (f)	10.75	08/01/39	1,165,674
850	XL Capital Ltd. (Cayman Islands)	5.25	09/15/14	835,315
				7,245,656
	Multimedia (2.1%)
170	News America, Inc.	6.40	12/15/35	172,038
930	News America, Inc.	6.65	11/15/37	971,918
370	News America, Inc.	7.85	03/01/39	434,501
840	Time Warner, Inc.	5.875	11/15/16	892,045
610	Time Warner, Inc.	6.50	11/15/36	626,191
445	Time Warner, Inc.	7.70	05/01/32	504,627
205	Viacom, Inc.	5.625	09/15/19	208,759
850	Viacom, Inc.	6.875	04/30/36	900,748
760	Vivendi (144A) (France)(a)	6.625	04/04/18	818,273
				5,529,100
	Networking Products (0.3%)
650	Cisco Systems, Inc.	5.90	02/15/39	706,157

	Office Automation & Equipment (0.3%)
815	Xerox Corp.	6.35	05/15/18	848,682

	Oil & Gas Drilling (0.4%)
985	Transocean, Inc. (Cayman Islands)	6.00	03/15/18	1,053,961

	Oil Company-Exploration & Production (3.0%)
665	Chesapeake Energy Corp.	7.625	07/15/13	664,169
155	EnCana Corp. (Canada)	5.90	12/01/17	165,801
1,220	EnCana Corp. (Canada)	6.50	02/01/38	1,314,024
400	Gaz Capital SA (144A) (Luxembourg)(a)	6.51	03/07/22	368,520
445	Newfield Exploration Co.	7.125	05/15/18	446,112
950	Nexen, Inc. (Canada)	7.50	07/30/39	1,037,713
180	Pioneer Natural Resources Co.	6.65	03/15/17	172,193
480	Plains Exploration & Production Co.	7.625	06/01/18	472,800
1,370	Questar Market Resources, Inc.	6.80	04/01/18	1,406,765
1,050	XTO Energy, Inc.	5.50	06/15/18	1,085,447
685	XTO Energy, Inc.	6.50	12/15/18	757,540
				7,891,084
	Oil Company-Integrated (1.8%)
1,010	Cenovus Energy, Inc. (144A) (Canada)(a)	5.70	10/15/19	1,037,615
1,720	ConocoPhillips	6.50	02/01/39	1,989,718
835	Marathon Oil Corp.	5.90	03/15/18	874,113

$950	Petro-Canada (Canada)	5.95%	05/15/35	$938,367
				4,839,813
	Oil-Field Services (0.4%)
1,035	Weatherford International, Inc.	6.35	06/15/17	1,102,756

	Paper & Related Products (1.1%)
130	Georgia-Pacific LLC (144A) (a)	8.25	05/01/16	135,525
860	International Paper Co.	7.50	08/15/21	913,031
460	International Paper Co.	9.375	05/15/19	539,498
1,325	MeadWestvaco Corp.	7.375	09/01/19	1,390,448
				2,978,502
	Pharmacy Services (0.5%)
1,220	Medco Health Solutions, Inc.	7.125	03/15/18	1,384,613

	Pipelines (5.0%)
670	CenterPoint Energy Resources Corp.	6.25	02/01/37	646,654
375	CenterPoint Energy Resources Corp. (Series B)	7.875	04/01/13	422,596
364	Colorado Interstate Gas Co.	6.80	11/15/15	406,605
1,615	Energy Transfer Partners LP	9.00	04/15/19	1,945,057
275	Enterprise Products Operating LLC	5.25	01/31/20	275,347
1,265	Enterprise Products Operating LLC (Series G)	5.60	10/15/14	1,348,850
955	Kinder Morgan Energy Partners LP	5.85	09/15/12	1,029,627
1,480	Kinder Morgan Finance Co. ULC (Canada)	5.70	01/05/16	1,417,100
1,095	Plains All American Pipeline LP / PAA Finance Corp.	6.70	05/15/36	1,148,896
705	Plains All American Pipeline LP / PAA Finance Corp.	8.75	05/01/19	847,715
225	Spectra Energy Capital LLC	8.00	10/01/19	265,787
960	Texas Eastern Transmission LP	7.00	07/15/32	1,107,842
1,220	TransCanada Pipelines Ltd. (Canada)	6.20	10/15/37	1,340,565
860	Transcontinental Gas Pipe Line Co. LLC (Series B)	8.875	07/15/12	992,136
				13,194,777
	Property Trust (0.5%)
1,200	WEA Finance LLC / WT Finance Aust Pty Ltd. (144A) (a)	6.75	09/02/19	1,215,976

	Property/Casualty Insurance (0.5%)
975	ACE INA Holdings, Inc.	5.60	05/15/15	1,056,434
270	ACE INA Holdings, Inc.	5.90	06/15/19	294,591
				1,351,025
	Real Estate Operation/Development (0.4%)
1,165	Brookfield Asset Management, Inc. (Canada)	5.80	04/25/17	1,003,610

	Reinsurance (0.4%)
1,235	Platinum Underwriters Finance, Inc. (Series B)	7.50	06/01/17	1,187,993

	REITS-Apartments (0.3%)
800	AvalonBay Communities, Inc. (MTN)	6.10	03/15/20	826,114

	REITS-Office Property (0.3%)
650	Mack-Cali Realty Corp.	7.75	08/15/19	670,908

	REITS-Regional Malls (0.2%)
610	Simon Property Group LP	6.75	05/15/14	654,862

	Retail-Building Products (0.4%)
955	Home Depot, Inc. (The)	5.875	12/16/36	929,634

	Retail-Discount (0.4%)
595	Wal-Mart Stores, Inc.	4.125	02/01/19	598,927
505	Wal-Mart Stores, Inc.	5.25	09/01/35	507,470
				1,106,397
	Retail-Drug Store (0.6%)
1,565	CVS Pass-Through Trust	6.036	12/10/28	1,513,283

$120	CVS Pass-Through Trust (144A) (a)	8.353%	07/10/31	$133,552
				1,646,835
	Retail-Regional Department Store (0.2%)
580	Kohl’s Corp.	6.875	12/15/37	650,682

	Retail-Restaurants (0.5%)
235	Yum! Brands, Inc.	6.25	03/15/18	253,598
1,040	Yum! Brands, Inc.	6.875	11/15/37	1,155,934
				1,409,532
	Satellite Telecommunication (0.1%)
310	Intelsat Subsidiary Holding Co. Ltd. (Bermuda)	8.50	01/15/13	315,425

	Semiconductor Equipment (0.4%)
905	KLA-Tencor Corp.	6.90	05/01/18	947,496

	Special Purpose Entity (0.6%)
925	AIG SunAmerica Global Financing (144A) (a)	6.30	05/10/11	912,236
755	Harley-Davidson Funding Corp. (144A) (a)	6.80	06/15/18	736,383
				1,648,619
	Steel-Producers (1.0%)
2,170	ArcelorMittal (Luxembourg)	9.85	06/01/19	2,570,855

	Super-Regional Banks-U.S. (2.8%)
780	Capital One Financial Corp.	6.75	09/15/17	829,077
455	PNC Funding Corp.	6.70	06/10/19	504,457
5,875	Wells Fargo & Co.	5.625	12/11/17	6,181,170
				7,514,704
	Telecom Equipment Fiber Optics (0.3%)
545	Corning, Inc.	6.625	05/15/19	597,289
290	Corning, Inc.	7.25	08/15/36	306,902
				904,191
	Telecommunication Services (0.4%)
445	Qwest Corp.	6.50	06/01/17	420,525
260	Qwest Corp.	6.875	09/15/33	211,900
305	SBA Telecommunications, Inc. (144A) (a)	8.25	08/15/19	315,675
				948,100
	Telephone-Integrated (8.3%)
4,070	AT&T Corp.	8.00	11/15/31	5,085,978
1,855	AT&T, Inc.	6.15	09/15/34	1,901,850
840	CenturyTel, Inc.	6.00	04/01/17	853,442
415	CenturyTel, Inc. (Series Q)	6.15	09/15/19	417,002
715	Citizens Communications Co.	7.125	03/15/19	677,462
375	Deutsche Telekom International Finance BV (Netherlands)	6.00	07/08/19	402,627
315	Deutsche Telekom International Finance BV (Netherlands)	6.75	08/20/18	353,284
555	Deutsche Telekom International Finance BV (Netherlands)	8.75	06/15/30	720,684
630	France Telecom SA (France)	8.50	03/01/31	873,595
1,680	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	1,859,602
725	Telecom Italia Capital SA (Luxembourg)	7.175	06/18/19	810,426
2,120	Telefonica Europe BV (Netherlands)	8.25	09/15/30	2,753,017
2,470	Verizon Communications, Inc.	5.50	02/15/18	2,594,016
225	Verizon Communications, Inc.	6.35	04/01/19	248,909
790	Verizon Communications, Inc.	6.90	04/15/38	902,713
1,015	Verizon Communications, Inc.	8.95	03/01/39	1,394,921
				21,849,528
	Television (0.2%)
515	CBS Corp.	8.875	05/15/19	568,946

	Tobacco (1.5%)
$280	Altria Group, Inc.	9.25%	08/06/19	$342,729
460	Altria Group, Inc.	9.70	11/10/18	572,257
505	Altria Group, Inc.	10.20	02/06/39	703,030
445	BAT International Finance PLC (144A) (United Kingdom)(a)	9.50	11/15/18	578,115
835	Lorillard Tobacco Co.	8.125	06/23/19	949,250
835	Philip Morris International, Inc.	5.65	05/16/18	890,309
45	Philip Morris International, Inc.	6.375	05/16/38	51,971
				4,087,661
	Transport-Rail (0.7%)
505	CSX Corp.	6.15	05/01/37	536,742
535	CSX Corp.	7.375	02/01/19	630,673
700	Union Pacific Corp.	6.125	02/15/20	784,146
				1,951,561
	Total Corporate Bonds (Cost $238,216,169)			253,927,479

	Commercial Mortgage-Backed Securities (0.8%)
475	Banc of America Commercial Mortgage, Inc. 2007-4 A4	5.935(b)	02/10/51	423,390
850	Bear Stearns Commercial Mortgage Securities 2007-T26 A4	5.471(b)	01/12/45	789,922
930	LB-UBS Commercial Mortgage Trust 2006-C6 A4	5.372	09/15/39	849,026
	Total Commercial Mortgage-Backed Securities (Cost $1,879,934)			2,062,338

	Municipal Bond (0.2%)
	General Obligation
600	State of California (Cost $603,036)	5.95	04/01/16	643,860

	U.S. Government Agency - Mortgage-Backed Security (0.0%)
3	Federal Home Loan Mortgage Corp. Gold (Cost $3,010)	6.50	12/01/28	3,124

	Short-Term Investments (1.9%)
	U.S. Government Obligations (0.9%)
2,525	U.S. Treasury Bills (Cost $2,524,205)(g)(h)	0.27	11/12/09	2,524,205

NUMBER OF SHARES (000)
	Investment Company (i)(1.0%)
2,557	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $2,556,801)			2,556,801
	Total Short-Term Investments (Cost $5,081,006)			5,081,006
	Total Investments (Cost $245,783,155) (j)(k)		99.0%	261,717,807
	Other Assets in Excess of Liabilities		1.0	2,649,866
	Net Assets		100.0%	$264,367,673

AMBAC	AMBAC Assurance Corporation.
MTN	Medium Term Note.
WI	Security purchased on a when-issued basis.
(a)	Resale is restricted to qualified institutional investors.
(b)	Floating rate security, rate shown is the rate in effect at September 30, 2009.
(c)	Security issued with perpetual maturity.
(d)	For the four months ended September 30, 2009, the cost of purchases of Citigroup, Inc. corporate bond, an affiliate of the Portfolio, was $2,476,150.
(e)	For the nine months ended September 30, 2009, the cost of purchases of The Allstate Corp. corporate bond, an affiliate of the Portfolio, was $853,005.
(f)	For the nine months ended September 30, 2009, there were no transactions in Metlife, Inc., an affiliate of the Portfolio.
(g)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(h)	A portion of this security has been physically segregated in connection with open futures contracts and open swap contracts.
(i)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(j)	Securities have been designated as collateral in connection with open futures contracts, securities purchased on a when-issued basis and open swap contracts.
(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at September 30, 2009:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
227	Long	U.S. Treasury Notes 5 Year, December 2009	$26,353,281	$317,000
119	Long	U.S. Treasury Notes 2 Year, December 2009	25,819,282	136,630
154	Short	U.S. Treasury Bonds 30 Year, December 2009	(18,691,750)	(363,798)
429	Short	U.S. Treasury Notes 10 Year, December 2009	(50,762,768)	(409,592)
		Net Unrealized Depreciation		$(319,760)

Credit Default Swap Contracts Open at September 30, 2009:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’s)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION+ (unaudited)
Bank of America, N.A. Carnival Corp.	Buy	$1,185	1.57%	March 20, 2018	$(30,628)	—	$(30,628)	A-
Bank of America, N.A. Centurytel, Inc.	Buy	905	0.88	September 20, 2017	(2,754)	—	(2,754)	BBB
Goldman Sachs International Sealed Air Corp.	Buy	505	1.08	March 20, 2018	7,358	—	7,358	BBB-
Bank of America, N.A. Tyco Electronics Ltd.	Buy	925	5.00	June 20, 2014	(127,959)	(38,859)	(166,818)	BBB-
Bank of America, N.A. Toll Brothers Inc.	Buy	1,695	2.90	March 20, 2013	(105,432)	—	(105,432)	BBB-
Barclays Capital Whirlpool Corp.	Buy	450	1.00	June 20, 2014	(11,298)	24,263	12,965	BBB-
Total Credit Default Swaps		$5,665			$(270,713)	$(14,596)	$(285,309)

+Credit rating as issued by Standard & Poors.

MS Variable Income Plus

Fair Valuation Measurements

09/30/2009

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                    Level 1 — unadjusted quoted prices in active markets for identical investments

•                                    Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                    Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at fair value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Long-Term Investments
Commercial Mortgage-Backed Securities	$2,062,338	—	$2,062,338	—
Corporate Bonds	253,927,479	—	253,927,479	—
U.S. Government Agency	3,124	—	3,124	—
Mortgage-Backed Security - Municipal Bonds	643,860	—	643,860	—
Total Long-Term Investments	256,636,801	—	256,636,801	—
Short-Term Investments
Investment Company	2,556,801	$2,556,801	—	—
U.S. Government Obligation	2,524,205	—	2,524,205	—
Total Short-Term Investments	5,081,006	2,556,801	2,524,205	—
Asset Swap	0	—		—
Credit Default Swaps	7,358	—	7,358	—
Futures	453,630	453,630	—	—
Total Assets	$262,178,795	$3,010,431	$259,168,364	—
Liabilities
Credit Default Swaps	$(278,071)	—	$(278,071)	—
Futures	(773,390)	$(773,390)	—	—
Total Liabilities	$(1,051,461)	$(773,390)	$(278,071)	—

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$10,003
Net purchases (sales)	(17,562)
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	1,357,973
Realized gains (losses)	(1,350,414)
Ending Balance	$0

Net change in unrealized appreciation/ depreciation from investments still held as of September 30, 2009	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Variable Investment Series - High Yield Portfolio *

Portfolio of Investments • September 30, 2009 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (93.9%)
	Advanced Materials/Products (0.4%)
$145	Hexcel Corp. (a)	6.75%	02/01/15	$138,838

	Aerospace/Defense (0.4%)
145	Transdigm, Inc.	7.75	07/15/14	140,831

	Agricultural Chemicals (0.8%)
245	Terra Capital, Inc. (Series B)	7.00	02/01/17	256,638

	Apparel Manufacturers (0.5%)
150	Oxford Industries, Inc.	11.375	07/15/15	161,438

	Beverages-Wine/Spirits (0.5%)
175	Constellation Brands, Inc. (a)	7.25	05/15/17	175,000

	Broadcast Service/Program (0.4%)
135	XM Satellite Radio, Inc. (144A) (b)	13.00	08/01/13	132,975

	Building Product-Cement/Aggregation (0.3%)
100	Hanson Ltd. (United Kingdom)	7.875	09/27/10	102,899

	Cable/Satellite TV (3.8%)
295	Charter Communications Operating LLC / Charter Communications Operating Capital (144A) (b)	12.875	09/15/14	320,813
120	CSC Holdings, Inc. (144A) (b)	8.50	06/15/15	126,600
445	CSC Holdings, Inc. (144A) (b)	8.625	02/15/19	472,812
330	DISH DBS Corp.	6.625	10/01/14	321,750
				1,241,975
	Casino Gaming (0.4%)
125	Scientific Games International, Inc. (144A) (b)	9.25	06/15/19	130,625

	Casino Hotels (4.7%)
4,485	Aladdin Gaming Holdings LLC (Series B) (c)(d)(e)	13.50	03/01/10	0
165	Ameristar Casinos, Inc. (144A) (b)	9.25	06/01/14	172,012
250	Harrahs Operating Escrow LLC/Harrahs Escrow Corp. (144A) (b)	11.25	06/01/17	258,125
100	Las Vegas Sands Corp. (a)	6.375	02/15/15	90,000
605	MGM Mirage (144A) (b)	13.00	11/15/13	695,750
335	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (a)	6.625	12/01/14	324,950
				1,540,837
	Cellular Telephone (1.0%)
370	Nextel Communications, Inc. (Series E)	6.875	10/31/13	345,025

	Chemicals-Other (0.5%)
175	Innophos, Inc.	8.875	08/15/14	177,625

	Chemicals: Major Diversified (0.9%)
180	Innophos Holdings, Inc. (144A) (b)	9.50	04/15/12	177,300
130	Westlake Chemical Corp.	6.625	01/15/16	122,850
				300,150
	Chemicals: Specialty (1.5%)
175	Ashland, Inc. (144A) (b)	9.125	06/01/17	187,687
295	JohnsonDiversey, Inc. (Series B)	9.625	05/15/12	300,900
				488,587
	Coal (1.2%)
140	Foundation PA Coal Co. LLC	7.25	08/01/14	139,825
255	Massey Energy Co.	6.875	12/15/13	247,350
				387,175
	Commercial Services (0.8%)
260	Ticketmaster Entertainment, Inc.	10.75	08/01/16	267,800

	Computer Services (1.1%)
280	Sungard Data Systems, Inc.	9.125	08/15/13	284,200

$65	Sungard Data Systems, Inc. (144A) (b)	10.625%	05/15/15	$69,225
				353,425
	Containers-Metal & Glass (0.9%)
30	Crown Americas LLC / Crown Americas Capital Corp.	7.625	11/15/13	30,450
115	Owens-Brockway Glass Container, Inc.	7.375	05/15/16	117,300
150	Owens-Brockway Glass Container, Inc. (a)	8.25	05/15/13	154,125
				301,875
	Containers-Paper/Plastic (3.3%)
360	Berry Plastics Corp. (a)	8.875	09/15/14	344,700
210	Graham Packaging Co. LP/GPC Capital Corp. I (a)	9.875	10/15/14	216,825
200	Graphic Packaging International, Inc. (a)	9.50	08/15/13	207,000
325	Solo Cup Co.	8.50	02/15/14	312,000
				1,080,525
	Data Processing Services (0.9%)
105	First Data Corp. (a)	9.875	09/24/15	97,519
230	First Data Corp.	11.25	03/31/16	198,950
				296,469
	Decision Support Software (1.1%)
390	Vangent, Inc.	9.625	02/15/15	365,138

	Diversified Banking Institution (1.8%)
190	Bank of America Corp.	8.00(f)	01/30/18(g)	169,174
71	GMAC, Inc. (144A) (b)	6.75	12/01/14	61,060
379	GMAC, Inc. (144A) (b)	6.875	09/15/11	361,945
				592,179
	Diversified Manufactured Operation (2.5%)
460	Bombardier, Inc. (144A) (Canada)(b)	6.30	05/01/14	446,200
150	Koppers, Inc.	9.875	10/15/13	155,625
235	RBS Global, Inc. / Rexnord LLC	9.50	08/01/14	229,125
				830,950
	Diversified Minerals (1.2%)
360	Teck Resources Ltd. (Canada)	10.25	05/15/16	408,600

	E-Commerce/Services (0.9%)
270	Expedia, Inc. (144A) (b)	8.50	07/01/16	286,200

	Electric-Generation (3.2%)
270	AES Corp. (The)	7.75	03/01/14	273,375
200	Edison Mission Energy (a)	7.00	05/15/17	168,000
175	Edison Mission Energy	7.75	06/15/16	154,000
285	Intergen (144A) (Netherlands)(b)	9.00	06/30/17	294,975
146	Midwest Generation LLC (Series B)	8.56	01/02/16	148,281
				1,038,631
	Electric-Integrated (2.0%)
115	Ipalco Enterprises, Inc.	8.625	11/14/11	118,450
495	Mirant Americas Generation LLC (a)	8.50	10/01/21	433,125
160	Texas Competitive Electric Holdings Co. LLC (Series A) (a)	10.25	11/01/15	116,000
				667,575
	Electronic Component (0.3%)
99	Flextronics International Ltd. (Singapore)	6.50	05/15/13	97,020

	Electronics-Military (0.6%)
200	L-3 Communications Corp.	5.875	01/15/15	200,000

	Finance-Auto Loans (1.3%)
450	Ford Motor Credit Co. LLC	7.25	10/25/11	437,248

	Food-Meat Products (0.5%)
140	JBS USA LLC/JBS USA Finance, Inc. (144A) (b)	11.625	05/01/14	151,200

	Food-Miscellaneous/Diversified (0.3%)
$110	M-Foods Holdings, Inc. (144A) (b)	9.75%	10/01/13	$113,575

	Food-Retail (1.1%)
110	SUPERVALU, Inc. (a)	7.50	05/15/12	114,125
120	SUPERVALU, Inc.	7.50	11/15/14	121,200
120	SUPERVALU, Inc. (a)	8.00	05/01/16	124,800
				360,125
	Funeral Service&Related Items (0.5%)
170	Service Corp. International/US	6.75	04/01/16	167,450

	Hotels&Motels (0.6%)
195	Gaylord Entertainment Co.	8.00	11/15/13	200,850

	Independent Power Producer (1.5%)
225	NRG Energy, Inc.	8.50	06/15/19	226,406
265	RRI Energy, Inc. (a)	7.875	06/15/17	260,032
				486,438
	Industrial Gases (0.1%)
45	Airgas, Inc. (144A) (b)	7.125	10/01/18	46,519

	Machinery-Electric Utility (1.3%)
486	Ormat Funding Corp.	8.25	12/30/20	425,016

	Machinery-Electrical (0.4%)
120	Baldor Electric Co. (a)	8.625	02/15/17	122,400

	Machinery-Farm (0.4%)
135	Case New Holland, Inc. (144A) (b)	7.75	09/01/13	135,000

	Media (0.6%)
185	Nielsen Finance LLC / Nielsen Finance Co. (a)	10.00	08/01/14	186,850

	Medical Products (2.2%)
350	Biomet, Inc. (a)	11.625	10/15/17	383,250
255	Fresenius Medical Care Capital Trust IV	7.875	06/15/11	260,737
65	Invacare Corp.	9.75	02/15/15	69,225
				713,212
	Medical-Drugs (1.2%)
110	Axcan Intermediate Holdings, Inc.	12.75	03/01/16	119,350
260	Warner Chilcott Corp.	8.75	02/01/15	267,800
				387,150
	Medical-Hospitals (2.7%)
105	CHS/Community Health Systems, Inc.	8.875	07/15/15	107,888
255	HCA, Inc.	5.75	03/15/14	226,312
200	HCA, Inc.	6.25	02/15/13	192,000
70	HCA, Inc.	9.125	11/15/14	72,450
115	HCA, Inc. (144A) (b)	9.875	02/15/17	122,475
180	Tenet Healthcare Corp.	7.375	02/01/13	179,100
				900,225
	Medical-Nursing Homes (0.6%)
210	Sun Healthcare Group, Inc.	9.125	04/15/15	210,000

	Medical-Outpatient/Home Medical (2.7%)
210	Apria Healthcare Group, Inc. (144A) (b)	11.25	11/01/14	226,800
95	Apria Healthcare Group, Inc. (144A) (b)	12.375	11/01/14	101,888
310	Select Medical Corp. (a)	6.428	09/15/15	274,350
290	Select Medical Corp.	7.625	02/01/15	272,962
				876,000
	Metal-Aluminum (1.1%)
430	Novelis, Inc. (Canada)	7.25	02/15/15	374,100

	Office Furnishings-Original (0.2%)
75	Interface, Inc.	9.50	02/01/14	74,719

	Oil Company-Exploration&Production (10.4%)
$235	Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp. (144A) (b)	10.75%	02/01/18	$244,987
290	Chaparral Energy, Inc.	8.50	12/01/15	234,900
70	Chaparral Energy, Inc.	8.875	02/01/17	56,700
150	Chesapeake Energy Corp.	6.375	06/15/15	140,062
130	Chesapeake Energy Corp.	6.50	08/15/17	119,925
120	Chesapeake Energy Corp.	7.50	09/15/13	119,850
90	Cimarex Energy Co.	7.125	05/01/17	84,150
115	Forest Oil Corp. (a)	7.25	06/15/19	108,100
185	Forest Oil Corp. (a)	7.75	05/01/14	182,225
305	Hilcorp Energy I LP/Hilcorp Finance Co. (144A) (b)	7.75	11/01/15	289,750
255	Newfield Exploration Co.	6.625	09/01/14	251,812
60	Newfield Exploration Co.	7.125	05/15/18	60,150
365	OPTI Canada, Inc. (Canada)	8.25	12/15/14	284,700
235	PetroHawk Energy Corp. (144A) (b)	10.50	08/01/14	253,800
215	Pioneer Natural Resources Co.	6.65	03/15/17	205,675
295	Plains Exploration & Production Co.	7.625	06/01/18	290,575
105	Plains Exploration & Production Co.	7.75	06/15/15	104,738
125	Plains Exploration & Production Co. (a)	10.00	03/01/16	135,313
265	SandRidge Energy, Inc. (h)	8.625	04/01/15	264,006
				3,431,418
	Oil Refining&Marketing (0.4%)
125	Western Refining, Inc. (144A) (b)	11.25	06/15/17	118,750

	Oil-Field Services (0.4%)
140	Key Energy Services, Inc.	8.375	12/01/14	133,700

	Paper&Related Products (2.4%)
410	Georgia-Pacific LLC (144A) (b)	7.125	01/15/17	402,825
115	Georgia-Pacific LLC (144A) (b)	8.25	05/01/16	119,887
110	Glatfelter (a)	7.125	05/01/16	107,525
165	Verso Paper Holdings LLC / Verso Paper, Inc. (144A) (a)(b)	11.50	07/01/14	169,950
				800,187
	Pharmacy Services (1.2%)
345	Omnicare, Inc.	6.75	12/15/13	335,513
70	Omnicare, Inc.	6.875	12/15/15	67,550
				403,063
	Physical Therapy/Rehabilitation Centers (0.8%)
230	Healthsouth Corp. (a)	10.75	06/15/16	250,700

	Pipelines (1.0%)
115	El Paso Corp.	6.875	06/15/14	113,275
25	El Paso Corp.	12.00	12/12/13	28,625
170	Sonat, Inc.	7.625	07/15/11	174,330
				316,230
	Poultry (0.8%)
229	Pilgrim’s Pride Corp. (d)(e)	7.625	05/01/15	250,755

	Radio (0.6%)
200	Sirius XM Radio, Inc.	9.625	08/01/13	182,500

	Rental Auto/Equipment (0.6%)
190	United Rentals North America, Inc. (a)	6.50	02/15/12	191,425

	Resorts/Theme Parks (0.0%)
7,210	Resort at Summerlin LP (Series B) (c)(d)(e)	13.00	12/15/07	0

	Retail-Apparel/Shoe (1.5%)
330	Brown Shoe Co., Inc.	8.75	05/01/12	325,875
155	Phillips-Van Heusen Corp.	7.25	02/15/11	156,744
				482,619

	Retail-Drug Store (1.3%)
$400	RITE AID Corp.	8.625%	03/01/15	$327,500
110	RITE AID Corp.	9.50	06/15/17	89,650
				417,150
	Retail-Regional Department Store (1.5%)
445	Bon-Ton Department Stores, Inc. (The) (a)	10.25	03/15/14	327,075
200	Macy’s Retail Holdings, Inc.	5.90	12/01/16	184,238
				511,313
	Satellite Telecommunication (2.1%)
125	Hughes Network Systems LLC/HNS Finance Corp.	9.50	04/15/14	126,250
455	Intelsat Bermuda Ltd. (144A) (Bermuda)(b)(h)	11.50	02/04/17	425,425
140	Intelsat Corp.	9.25	06/15/16	144,900
				696,575
	Seismic Data Collection (0.6%)
205	Cie Generale de Geophysique-Veritas (France)	7.50	05/15/15	205,000

	Special Purpose Entity (2.0%)
125	FireKeepers Development Authority (144A) (b)	13.875	05/01/15	133,437
80	Fresenius US Finance II, Inc. (144A) (b)	9.00	07/15/15	87,600
160	LPL Holdings, Inc. (144A) (b)	10.75	12/15/15	157,800
315	NSG Holdings LLC / NSG Holdings, Inc. (144A) (b)	7.75	12/15/25	283,500
				662,337
	Steel-Producers (0.6%)
160	ArcelorMittal (Luxembourg)	9.85	06/01/19	189,556

	Telecommunication Services (2.5%)
290	PAETEC Holding Corp. (144A) (a)(b)	8.875	06/30/17	290,000
275	Wind Acquisition Finance SA (144A) (Luxembourg)(b)	10.75	12/01/15	303,875
200	Wind Acquisition Finance SA (144A) (Luxembourg)(b)	11.75	07/15/17	226,500
				820,375
	Telephone-Integrated (4.4%)
400	Frontier Communications Corp.	9.00	08/15/31	394,000
350	Qwest Capital Funding, Inc. (a)	7.25	02/15/11	351,750
315	Sprint Capital Corp.	6.90	05/01/19	283,500
65	Virgin Media Finance PLC (United Kingdom)	8.75	04/15/14	66,625
205	Virgin Media Finance PLC (United Kingdom)	9.125	08/15/16	211,662
125	Windstream Corp.	8.125	08/01/13	129,063
				1,436,600
	Theaters (0.7%)
220	AMC Entertainment, Inc.	8.75	06/01/19	228,250

	Wire&Cable Products (0.9%)
295	Anixter, Inc.	10.00	03/15/14	312,700
	Total Corporate Bonds (Cost $40,106,039)			30,916,285

	Senior Loan Notes (1.7%)
	Casino Gaming (0.9%)
323	CCM Merger Corp.	8.50(f)	07/13/12	303,552

	Utilities (0.8%)
274	Calpine Corp.	3.165(f)	03/29/14	250,458
	Total Senior Loan Notes (Cost $496,845)			554,010

NUMBER OF SHARES		VALUE
	Preferred Stock (0.3%)
	Finance—Commercial (0.3%)
172	Preferred Blocker, Inc. (144A) (b) (Cost $72,132)	100,034

	Common Stocks (0.1%)
	Casino Gaming (0.0%)
2,000	Fitzgeralds Gaming Corp. (c)(i)(j)	$0

	Communications Equipment (0.0%)
6,198	Orbcomm, Inc.	16,859

	Food Products (0.0%)
2,375	SFAC New Holdings, Inc. (c)(i)(k)(l)	0
436	SFFB Holdings, Inc. (c)(i)(k)	0
		0
	Restaurants (0.1%)
3,374	American Restaurant Group, Inc. (Class A) (c)(i)(k)	26,992

	Telecommunication Services (0.0%)
12,688	Birch Telecom, Inc. (c)(i)(k)(m)	127

	Textile-Products (0.0%)
298,461	U.S. Leather, Inc. (c)(i)(k)	0

	Wireless Telecommunication Services (0.0%)
521	USA Mobility, Inc. (a)(k)	6,710
	Total Common Stocks (Cost $41,765,946)	50,688

NUMBER OF WARRANTS		EXPIRATION DATE	VALUE
	Warrants (0.0%)
	Commercial Services (0.0%)
42,250	Comforce Corp. - 144A (b)(c)	12/01/09	0

	Gaming & Entertainment (0.0%)
83,500	Aladdin Gaming Enterprises, Inc. - 144A (b)(c)	03/01/10	0
	Total Warrants (Cost $127,585)		0

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (18.6%)
	Securities Held as Collateral on Loaned Securities (14.9%)
	Repurchase Agreements (3.1%)
$391	Bank of America Securities LLC (0.07% dated 09/30/09, due 10/01/09; proceeds $390,894) fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Fannie Mae 5.50% due 03/01/35; valued at $398,711	390,893
249	Citigroup (0.45% dated 09/30/09, due 10/01/09; proceeds $249,054) fully collateralized by common stock at the date of this Portfolio of Investments as follows: Walt Disney Co.; valued at $261,503 (n)	249,051
382	Deutsche Bank (0.08% dated 09/30/09, due 10/01/09; proceeds $381,878) fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Fannie Mae 4.50% - 7.00% due 11/01/17 - 03/01/39, Freddie Mac 4.50% - 7.00% due 07/01/21 - 03/01/39; valued at $389,515	381,877
	Total Repurchase Agreements (Cost $1,021,821)	1,021,821

NUMBER OF SHARES (000)
	Investment Company (11.8%)
3,885	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $3,885,453) (o)	3,885,453
	Total Securities Held as Collateral on Loaned Securities (Cost $4,907,274)	4,907,274

	Investment Company (3.7%)
1,230	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,229,664)(o)	1,229,664
	Total Short-Term Investments (Cost $6,136,938)	6,136,938

Total Investments (Cost $88,705,485) (p)	114.6%	37,757,955
Liabilities in Excess of Other Assets	(14.6)	(4,823,490)
Net Assets	100.0%	$32,934,465

(a)

The values of loaned securities and related cash collateral outstanding at September 30, 2009 were $4,735,126 and $4,907,274, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Resale is restricted to qualified institutional investors.
(c)

Securities with a total market value equal to $27,119 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustee’s. Such fair value measurements may be level 2 measurements if observable inputs are available.

(d)	Non-income producing security; bond in default.
(e)	Issuer in bankruptcy.
(f)	Floating rate security. Rate shown is the rate in effect at September 30, 2009.
(g)	Security issued with perpetual maturity.
(h)	Payment-in-kind security.
(i)	Non-income producing security.
(j)	Resale is restricted, acquired (12/22/98) at a cost basis of $9,020.
(k)	Acquired through exchange offer.
(l)	Resale is restricted, acquired (06/10/99) at a cost basis of $24.
(m)	Resale is restricted, acquired (06/18/98 and 08/25/98) at a cost basis of $6,473,685.
(n)

At September 30, 2009, the Fund held a repurchase agreement with Citigroup Inc, an affiliate of the Investment Adviser, Administrator and Distributor since June 1, 2009, with a value of $249,051 in connection with cash collateral received from securities lending.

(o)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(p)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Variable High Yield

Fair Valuation Measurements

09/30/2009

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                 Level 1 — unadjusted quoted prices in active markets for identical investments

•                 Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                 Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Common Stocks
Casino Gaming	$0	—	—	$0
Communications Equipment	16,859	$16,859	—	—
Food Products	0	—	—	0
Restaurants	26,992	—	—	26,992
Telecommunication Services	127	—	—	127
Textile-Products	0	—	—	0
Wireless Telecommunication Services	6,710	6,710	—	—
Total Common Stocks	50,688	23,569	—	27,119
Warrants
Commercial Services	0	—	—	0
Gaming & Entertainment	0	—	—	0
Total Warrants	0	—	—	0
Preferred Stocks	100,034	—	100,034	—
Corporate Bonds	30,916,285	—	30,916,285	—
Senior Loans	554,010	—	554,010	—
Short-Term Investments	—	—	—	—
Investment Company	5,115,117	5,115,117	—	—
Repurchase Agreements	1,021,821	—	1,021,821	—
Total Short-Term Investments	6,136,938	5,115,117	1,021,821	—
Total	$37,757,955	$5,138,686	$32,592,150	$27,119

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$27,119
Net purchases (sales)	—
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$27,119

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2009	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

* Subsequent Event - Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company.  As a result, the Investment Adviser expects to propose to the Board of Trustees of the Fund that it approve a reorganization of the Fund into a newly organized mutual fund advised by an affiliate of Invesco.  It is the Investment Adviser’s current expectation that the newly organized Invesco fund would be managed by the same portfolio management team which currently manages the Fund. If approved by the Board, the reorganization would be submitted to the shareholders for their approval.

Morgan Stanley Variable Investment Series - Global Infrastructure Portfolio

Portfolio of Investments • September 30, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (98.4%)
	Australia (4.2%)
	Transportation Infrastructure
199,373	Australian Infrastructure Fund (Stapled Securities) (a)	$284,057
818,520	Macquarie Airports (Stapled Securities) (a)(b)	2,050,759
375,605	Transurban Group (Stapled Securities) (a)(b)	1,358,571
	Total Australia	3,693,387

	Austria (1.0%)
	Construction & Engineering
28,405	Strabag SE	919,039

	Belgium (0.1%)
	Construction & Engineering
2,100	Compagnie d’Entreprises CFE	116,622

	Oil, Gas & Consumable Fuels
42	Euronav NV	904
	Total Belgium	117,526

	Bermuda (0.9%)
	Oil, Gas & Consumable Fuels
32,100	Frontline Ltd. (c)(d)	746,357
100	Ship Finance International Ltd.	1,229
	Total Bermuda	747,586

	Brazil (2.4%)
	Electric Utilities
125	Cia Energetica de Minas Gerais (ADR) (c)	1,900
16,400	EDP - Energias do Brasil SA	269,569
		271,469
	Transportation Infrastructure
99,100	Cia de Concessoes Rodoviarias	1,711,707
7,600	Obrascon Huarte Lain Brasil SA	109,693
		1,821,400
	Total Brazil	2,092,869

	Canada (4.0%)
	Oil, Gas & Consumable Fuels
59,600	Enbridge, Inc. (c)	2,314,082
39,200	TransCanada Corp. (c)	1,221,785
	Total Canada	3,535,867

	Chile (0.0%)
	Electric Utilities
100	Enersis SA (ADR)	1,845

	China (5.9%)
	Construction & Engineering
633,000	China Communications Construction Co., Ltd. (H Shares) (e)	685,269

	Diversified Telecommunication Services
2,602,000	China Telecom Corp. Ltd. (H Shares) (e)	1,228,808

	Independent Power Producers & Energy Traders
2,000	Datang International Power Generation Co., Ltd. (e)	1,045

	Machinery
1,017,700	China National Materials Co., Ltd. (H Shares) (e)	871,934

	Transportation Infrastructure
2,790,000	Zhejiang Expressway Co., Ltd. (H Shares) (e)	2,444,384
	Total China	5,231,440

	France (4.8%)
	Electric Utilities
7,907	EDF SA	469,079

	Multi-Utilities
40,834	GDF Suez	1,813,257

	Transportation Infrastructure
18,500	Aeroports de Paris (ADP)	$1,664,664
3,972	Societe Des Autoroutes Paris-Rhin-Rhone	302,655
		1,967,319
	Total France	4,249,655

	Germany (14.0%)
	Electric Utilities
159,184	E.ON AG	6,750,691

	Multi-Utilities
48,766	RWE AG	4,529,352

	Transportation Infrastructure
10,722	Fraport AG Frankfurt Airport Services Worldwide (c)	570,336
10,051	Hamburger Hafen und Logistik AG	452,866
		1,023,202
	Total Germany	12,303,245

	Greece (0.6%)
	Electric Utilities
22,570	Public Power Corp. SA (f)	502,356

	Oil, Gas & Consumable Fuels
100	Tsakos Energy Navigation Ltd. (c)	1,565
	Total Greece	503,921

	Italy (9.9%)
	Electric Utilities
332,157	Enel SpA	2,108,304

	Multi-Utilities
232,055	A2A SpA	456,055

	Transportation Infrastructure
89,700	Ansaldo STS SpA	1,836,372
177,013	Atlantia SpA	4,292,182
		6,128,554
	Total Italy	8,692,913

	Japan (7.2%)
	Construction & Engineering
108,000	Chiyoda Corp. (c)	850,621
25,000	Kandenko Co., Ltd.	172,952
65,000	Nishimatsu Construction Co., Ltd. (c)	92,686
		1,116,259
	Diversified Telecommunication Services
22,799	Nippon Telegraph & Telephone Corp.	1,056,579

	Electric Utilities
54,400	Kansai Electric Power Co., Inc. (The) (c)	1,315,078

	Transportation Infrastructure
345,000	Kamigumi Co., Ltd.	2,817,190
	Total Japan	6,305,106

	Malaysia (1.8%)
	Electric Utilities
442,100	Tenaga Nasional Berhad	1,046,171

	Transportation Infrastructure
573,000	PLUS Expressways Berhad	551,312
	Total Malaysia	1,597,483

	Mexico (0.2%)
	Transportation Infrastructure
76,200	Grupo Aeroportuario del Pacifico SAB de CV (Class B)	214,706

	Netherlands (4.7%)
	Transportation Infrastructure
35,172	Koninklijke Vopak NV (f)	$2,283,174
24,500	Smit Internationale NV	1,893,716
	Total Netherlands	4,176,890

	New Zealand (0.4%)
	Transportation Infrastructure
267,905	Auckland International Airport Ltd.	359,874

	Portugal (0.6%)
	Transportation Infrastructure
48,929	Brisa Auto-Estradas de Portugal SA	481,872

	Singapore (0.4%)
	Transportation Infrastructure
198,000	Singapore Airport Terminal Services Ltd.	317,666

	South Africa (2.5%)
	Diversified Telecommunication Services
385,736	Telkom SA Ltd.	2,219,317

	South Korea (2.0%)
	Diversified Telecommunication Services
51,220	KT Corp.	1,758,412

	Spain (5.9%)
	Transportation Infrastructure
230,037	Abertis Infraestructuras SA	5,221,075

	Turkey (1.9%)
	Gas Utilities
425,387	Aygaz	1,662,564

	United Kingdom (2.7%)
	Independent Power Producers & Energy Traders
120,637	Drax Group PLC	909,038

	Multi-Utilities
119,529	Centrica PLC	480,622

	Transportation Infrastructure
378,800	BBA Aviation PLC	958,321
	Total United Kingdom	2,347,981

	United States (20.3%)
	Construction & Engineering
16,300	Fluor Corp.	828,855
58,500	KBR, Inc.	1,362,465
		2,191,320
	Electric Utilities
21,600	American Electric Power Co., Inc.	669,384
14,700	Exelon Corp.	729,414
		1,398,798
	Gas Utilities
16,400	AGL Resources, Inc.	578,428
3,000	Energen Corp.	129,300
		707,728
	Independent Power Producers & Energy Traders
11,400	Constellation Energy Group, Inc.	369,018
63,100	NRG Energy, Inc. (f)	1,778,789
		2,147,807
	Multi-Utilities
115,100	NiSource, Inc.	1,598,739
2,800	Public Service Enterprise Group, Inc.	88,032

40,400	Sempra Energy		$2,012,324
			3,699,095
	Oil, Gas & Consumable Fuels
48,200	El Paso Corp.		497,424
100	General Maritime Corp.		774
160,100	Southern Union Co.		3,328,479
14,116	Spectra Energy Corp.		267,357
203,100	Williams Cos., Inc. (The)		3,629,397
			7,723,431
	Total United States		17,868,179
	Total Common Stocks (Cost $74,761,769)		86,620,418

	Preferred Stock (0.6%)
	Brazil (0.6%)
	Electric Utilities
24,000	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA		494,197
	(Cost $346,686)

PRINCIPAL AMOUNT IN THOUSANDS			VALUE
	Short-Term Investments (7.1%)
	Securities Held as Collateral on Loaned Securities
	Repurchase Agreements (1.3%)
442	Bank of America Securities LLC (0.07% dated 09/30/09, due 10/01/09; proceeds $441,912; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follow: Fannie Mae 5.50% due 03/01/35; valued at $450,749)		441,911
282	Citigroup (0.45% dated 09/30/09, due 10/01/09; proceeds $281,559; fully collateralized by common stock at the date of this Portfolio of Investments as follow: Walt Disney Co.; valued at $295,634)		281,556
432	Deutsche Bank (0.08% dated 09/30/09, due 10/01/09; proceeds $431,720; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Fannie Mae 4.50% - 7.00% due 11/01/17 - 03/01/39, Freddie Mac 4.50% - 7.00% due 07/01/21 - 03/01/39; valued at $440,353)		431,719
	Total Repurchase Agreements (Cost $1,155,186)		1,155,186

NUMBER OF SHARES (000)
	Investment Company (g)(5.0%)
4,393	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $4,392,571)		4,392,571
	Total Securities Held as Collateral on Loaned Securities (Cost $5,547,757)		5,547,757

	Investment Company (g)(0.8%)
720	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $719,774)		719,774
	Total Short-Term Investments (Cost $6,267,531)		6,267,531
	Total Investments (Cost $81,375,986) (h)(i)	106.1%	93,382,146
	Liabilities in Excess of Other Assets	(6.1)	(5,338,018)
	Net Assets	100.0%	$88,044,128

ADR	American Depositary Receipt.
(a)	Comprised of securities in separate entities that are traded as a single stapled security.
(b)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(c)

The values of loaned securities and related collateral outstanding at September 30, 2009 were $5,322,414 and $5,547,757, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d)	Security trades on the Norwegian exchange.
(e)	Security trades on the Hong Kong exchange.

(f)	Non-income producing security.
(g)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(h)	Securities have been designated as collateral in connection with open forward foreign currency contracts.
(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at September 30, 2009:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
	$1,944,618	AUD	2,263,553	10/15/2009	$49,889
	$1,037,414	AUD	1,203,078	10/15/2009	22,666
	$1,510,843	CAD	1,640,776	10/15/2009	21,700
	$2,639,059	CAD	2,842,530	10/15/2009	15,967
	$859,057	GBP	517,873	10/15/2009	(31,473)
	$1,484,391	GBP	890,430	10/15/2009	(61,444)
	$736,513	HKD	5,707,094	10/15/2009	(49)
	$347,899	NZD	497,881	10/15/2009	11,276
BRL	653,899		$358,007	10/15/2009	(10,260)
BRL	3,853,086		$2,110,702	10/15/2009	(59,304)
CHF	153,630		$148,470	10/15/2009	204
EUR	451,927		$660,703	10/15/2009	(617)
EUR	1,518,767		$2,211,932	10/15/2009	(10,534)
JPY	7,777,421		$85,198	10/15/2009	(1,452)
KRW	1,300,040,000		$1,063,863	10/15/2009	(39,283)
KRW	748,785,261		$612,253	10/15/2009	(23,127)
MXN	2,939,373		$218,850	10/15/2009	1,539
MYR	1,833,410		$524,731	10/15/2009	(4,648)
MYR	3,711,555		$1,057,875	10/15/2009	(13,800)
NOK	1,935,857		$327,256	10/15/2009	(7,742)
SGD	115,290		$81,030	10/15/2009	(804)
TRY	514,398		$341,566	10/15/2009	(4,118)
TRY	1,893,133		$1,257,060	10/15/2009	(15,156)
ZAR	11,113,079		$1,481,586	10/15/2009	6,521
ZAR	6,243,475		$832,630	10/15/2009	3,919
		Net Unrealized Depreciation			$(150,130)

Currency Abbreviations:
AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
EUR	Euro.
GBP	British Pound.
HKD	Hong Kong Dollar.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krone.
NZD	New Zealand Dollar.
SGD	Singapore Dollar.
TRY	Turkish Lira.
ZAR	South African Rand.

Summary of Investments

			PERCENT OF
			TOTAL
INDUSTRY	VALUE		INVESTMENTS
Transportation Infrastructure	$32,177,152		36.6%
Electric Utilities	14,357,988		16.4
Oil, Gas & Consumable Fuels	12,009,353		13.7
Multi-Utilities	10,978,381		12.5
Diversified Telecommunication Services	6,263,116		7.1
Construction & Engineering	5,028,509		5.7
Independent Power Producers & Energy Traders	3,057,890		3.5
Gas Utilities	2,370,292		2.7
Machinery	871,934		1.0
Short-Term Investments	719,774		0.8
	$87,834,389	*^	100.0	%*^

*    Does not reflect value of securities held as collateral on loaned securities.

^    Does not include open forward foreign currency contracts with net unrealized depreciation of $150,130.

MS Variable Global Infrastructure

Fair Valuation Measurements

09/30/2009

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 — unadjusted quoted prices in active markets for identical investments

•                                          Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at fair value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Common Stocks
Construction & Engineering	$5,028,509	$5,028,509	—	—
Diversified Telecommunication Services	6,263,116	6,263,116	—	—
Electric Utilities	13,863,791	13,863,791	—	—
Gas Utilities	2,370,292	2,370,292	—	—
Independent Power Producers & Energy Traders	3,057,890	3,057,890	—	—
Machinery	871,934	871,934	—	—
Multi-Utilities	10,978,381	10,978,381	—	—
Oil, Gas & Consumable Fuels	12,009,353	12,009,353	—	—
Transportation Infrastructure	32,177,152	32,177,152	—	—
Total Common Stocks	86,620,418	86,620,418	—	—
Preferred Stocks	494,197	494,197	—	—
Short-Term Investments
Investment Company	5,112,345	5,112,345	—	—
Repurchase Agreements	1,155,186	—	$1,155,186	—
Total Short-Term Investments	6,267,531	5,112,345	1,155,186	—
Forward Foreign Currency Contracts	133,681	—	133,681	—
Total	$93,515,827	$92,226,960	$1,288,867	—
Liabilities:
Forward Foreign Currency Contracts	$(283,811)	—	$(283,811)	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Variable Investment Series - Income Builder Portfolio

Portfolio of Investments • September 30, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (63.9%)
	Aerospace & Defense (0.8%)
2,400	General Dynamics Corp.	$155,040
2,380	Raytheon Co.	114,169
		269,209
	Air Freight & Logistics (0.5%)
2,100	FedEx Corp.	157,962

	Auto Components (0.3%)
3,300	Autoliv, Inc.	110,880

	Automobiles (0.4%)
5,625	Harley-Davidson, Inc.	129,375

	Beverages (0.4%)
2,190	Coca-Cola Co. (The)	117,603

	Capital Markets (1.4%)
19,133	Charles Schwab Corp. (The)	366,397
1,700	State Street Corp.	89,420
		455,817
	Chemicals (0.7%)
8,700	Dow Chemical Co. (The)	226,809

	Commercial Banks (3.2%)
5,900	BB&T Corp.	160,716
2,200	Comerica, Inc.	65,274
12,100	Fifth Third Bancorp	122,573
4,519	First Horizon National Corp. (a)	59,783
8,704	PNC Financial Services Group, Inc.	422,927
4,600	US Bancorp	100,556
4,400	Wells Fargo & Co.	123,992
		1,055,821
	Commercial Services & Supplies (0.8%)
3,700	Avery Dennison Corp.	133,237
4,000	Cintas Corp.	121,240
		254,477
	Communications Equipment (1.1%)
15,600	Cisco Systems, Inc. (a)	367,224

	Computers & Peripherals (1.2%)
8,721	Hewlett-Packard Co.	411,719

	Diversified Financial Services (5.4%)
24,300	Bank of America Corp.	411,156
43,700	Citigroup, Inc. (b)	211,508
26,511	JPMorgan Chase & Co.	1,161,712
		1,784,376
	Diversified Telecommunication Services (1.0%)
10,639	Verizon Communications, Inc.	322,043

	Electric Utilities (2.8%)
14,357	American Electric Power Co., Inc.	444,924
1,700	Edison International	57,086
2,363	Entergy Corp.	188,709
5,170	FirstEnergy Corp.	236,372
		927,091
	Electronic Equipment, Instruments & Components (0.8%)
9,600	Agilent Technologies, Inc. (a)	267,168

	Energy Equipment & Services (1.1%)
4,740	Schlumberger Ltd. (Netherlands Antilles)	282,504
2,900	Smith International, Inc.	83,230
		365,734

	Food & Staples Retailing (1.0%)
8,800	Walgreen Co.	$329,736

	Food Products (1.3%)
3,840	Cadbury PLC (ADR) (United Kingdom)	196,646
7,760	Unilever N.V. (NY Registered Shares) (Netherlands)	223,954
		420,600
	Health Care Equipment & Supplies (1.6%)
18,640	Boston Scientific Corp. (a)	197,398
2,225	CareFusion Corp. (a)	48,505
6,950	Covidien PLC (Ireland)	300,657
		546,560
	Health Care Providers & Services (0.4%)
4,450	Cardinal Health, Inc.	119,260

	Hotels, Restaurants & Leisure (0.5%)
8,050	Starbucks Corp. (a)	166,233

	Household Durables (0.9%)
10,530	Sony Corp. (ADR) (Japan)	307,476

	Industrial Conglomerates (3.4%)
28,800	General Electric Co.	472,896
3,470	Siemens AG (ADR) (Germany)	322,571
9,540	Tyco International Ltd. (Luxembourg)	328,939
		1,124,406
	Insurance (4.7%)
6,424	Chubb Corp.	323,834
32,327	Marsh & McLennan Cos., Inc.	799,447
1,500	Transatlantic Holdings, Inc.	75,255
7,445	Travelers Cos., Inc. (The)	366,517
		1,565,053
	Internet Software & Services (1.6%)
22,230	eBay, Inc. (a)	524,850

	Machinery (1.6%)
7,900	Dover Corp.	306,204
7,605	Ingersoll-Rand PLC (Ireland)	233,245
		539,449
	Media (4.9%)
20,640	Comcast Corp. (Class A)	348,609
5,177	Time Warner Cable, Inc.	223,077
16,936	Time Warner, Inc.	487,418
20,143	Viacom, Inc. (Class B) (a)	564,810
		1,623,914
	Metals & Mining (1.0%)
2,500	Freeport-McMoRan Copper & Gold, Inc. (Class B)	171,525
3,550	Newmont Mining Corp.	156,271
		327,796
	Multiline Retail (0.6%)
11,680	Macy’s, Inc.	213,627

	Oil, Gas & Consumable Fuels (7.9%)
8,000	Anadarko Petroleum Corp.	501,840
4,680	BP PLC (ADR) (United Kingdom)	249,116
2,508	ConocoPhillips	113,261
3,460	Devon Energy Corp.	232,962
4,660	Exxon Mobil Corp.	319,722
3,097	Hess Corp.	165,566
7,060	Occidental Petroleum Corp.	553,504
7,630	Royal Dutch Shell PLC (ADR) (United Kingdom)	436,360
2,800	Valero Energy Corp.	54,292
		2,626,623

	Personal Products (0.7%)
6,340	Estee Lauder Cos., Inc. (The) (Class A)			$235,087

	Pharmaceuticals (5.0%)
3,660	Abbott Laboratories			181,060
4,830	Bayer AG (ADR) (Germany)			336,168
16,530	Bristol-Myers Squibb Co.			372,256
13,000	Pfizer, Inc.			215,150
6,800	Roche Holding AG (ADR) (Switzerland)			275,298
9,280	Schering-Plough Corp.			262,160
				1,642,092
	Professional Services (0.8%)
2,940	Manpower, Inc.			166,727
4,500	Robert Half International, Inc.			112,590
				279,317
	Semiconductors & Semiconductor Equipment (1.3%)
12,989	Intel Corp.			254,195
5,337	Lam Research Corp. (a)			182,312
				436,507
	Software (0.2%)
3,296	Symantec Corp. (a)			54,285

	Specialty Retail (2.0%)
8,800	Gap, Inc. (The)			188,320
17,230	Home Depot, Inc.			459,007
				647,327
	Wireless Telecommunication Services (0.6%)
8,300	Vodafone Group PLC (ADR) (United Kingdom)			186,750
	Total Common Stocks (Cost $20,096,935)			21,140,256

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Convertible Bonds (16.3%)
	Brewery (4.1%)
$1,200	Molson Coors Brewing Co.	2.50%	07/30/13	1,363,500

	Cruise Lines (3.2%)
1,600	Carnival Corp.	0.50	04/29/33	1,068,000

	Electric-Integrated (1.4%)
173	PG&E Corp.	9.50	06/30/10	470,776

	Electronic Component-Semiconductor (4.0%)
1,450	Intel Corp. (144A) (c)	2.95	12/15/35	1,301,375

	Gold Mining (3.6%)
1,000	Newmont Mining Corp.	1.25	07/15/14	1,195,000
	Total Convertible Bonds (Cost $5,228,632)			5,398,651

	Corporate Bonds (11.0%)
	Hotels&Motels (6.3%)
2,000	Starwood Hotels & Resorts Worldwide, Inc.	7.875	05/01/12	2,085,000

	Paper&Related Products (4.7%)
1,500	Buckeye Technologies, Inc.	8.50	10/01/13	1,545,000
	Total Corporate Bonds (Cost $3,649,125)			3,630,000

NUMBER OF SHARES			VALUE
	Convertible Preferred Stocks (3.9%)
	Pharmaceuticals (2.9%)
4,000	Schering-Plough Corp. $6.00		$970,800

	Real Estate Investment Trusts (REITs) (1.0%)
9,000	Equity Residential (Series E) $7.00		317,250
	Total Convertible Preferred Stocks (Cost $1,293,408)		1,288,050

NUMBER OF SHARES (000)
	Short-Term Investment (4.4%)
	Investment Company (d)
1,460	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,460,106)		1,460,106
	Total Investments (Cost $31,728,206) (e)	99.5%	32,917,063
	Other Assets in Excess of Liabilities	0.5	152,675
	Net Assets	100.0%	$33,069,738

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	For the 4 months ended September 30, 2009, the cost of purchases of Citigroup, Inc. common stock, an affiliate of the Portfolio, was $183,166.
(c)	Resale is restricted to qualified institutional investors.
(d)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Variable Income Builder

Fair Valuation Measurements

09/30/2009

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – unadjusted quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Aerospace & Defense	$269,209	$269,209	—	—
Air Freight & Logistics	157,962	157,962	—	—
Auto Components	110,880	110,880	—	—
Automobiles	129,375	129,375	—	—
Beverages	117,603	117,603	—	—
Capital Markets	455,817	455,817	—	—
Chemicals	226,809	226,809	—	—
Commercial Banks	1,055,821	1,055,821	—	—
Commercial Services & Supplies	254,477	254,477	—	—
Communications Equipment	367,224	367,224	—	—
Computers & Peripherals	411,719	411,719	—	—
Diversified Financial Services	1,784,376	1,784,376	—	—
Diversified Telecommunication Services	322,043	322,043	—	—
Electric Utilities	927,091	927,091	—	—
Electronic Equipment, Instruments & Components	267,168	267,168	—	—
Energy Equipment & Services	365,734	365,734	—	—
Food & Staples Retailing	329,736	329,736	—	—
Food Products	420,600	420,600	—	—
Health Care Equipment & Supplies	546,560	546,560	—	—
Health Care Providers & Services	119,260	119,260	—	—
Hotels, Restaurants & Leisure	166,233	166,233	—	—
Household Durables	307,476	307,476	—	—
Industrial Conglomerates	1,124,406	1,124,406	—	—
Insurance	1,565,053	1,565,053	—	—
Internet Software & Services	524,850	524,850	—	—
Machinery	539,449	539,449	—	—
Media	1,623,914	1,623,914	—	—
Metals & Mining	327,796	327,796	—	—
Multiline Retail	213,627	213,627	—	—
Oil, Gas & Consumable Fuels	2,626,623	2,626,623	—	—
Personal Products	235,087	235,087	—	—
Pharmaceuticals	1,642,092	1,642,092	—	—
Professional Services	279,317	279,317	—	—
Semiconductors & Semiconductor Equipment	436,507	436,507	—	—
Software	54,285	54,285	—	—
Specialty Retail	647,327	647,327	—	—
Wireless Telecommunication Services	186,750	186,750	—	—
Total Common Stocks	21,140,256	21,140,256	—	—
Convertible Preferred Stock	1,288,050	—	$1,288,050	—
Corporate Bonds	9,028,651	—	9,028,651	—
Short-Term Investments - Investment Company	1,460,106	1,460,106	—	—
Total	$32,917,063	$22,600,362	$10,316,701	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Variable Investment Series - Dividend Growth Portfolio*

Portfolio of Investments • September 30, 2009 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.6%)
	Aerospace & Defense (5.0%)
40,200	Boeing Co. (The)	$2,176,830
25,610	L-3 Communications Holdings, Inc.	2,056,995
60,100	Raytheon Co.	2,882,997
89,019	United Technologies Corp.	5,423,928
		12,540,750
	Biotechnology (1.3%)
55,000	Amgen, Inc. (a)	3,312,650

	Capital Markets (3.6%)
30,568	Goldman Sachs Group, Inc. (The)	5,635,211
67,190	State Street Corp.	3,534,194
		9,169,405
	Commercial Banks (1.3%)
112,270	Wells Fargo & Co.	3,163,769

	Commercial Services & Supplies (1.0%)
98,156	Pitney Bowes, Inc.	2,439,177

	Computers & Peripherals (6.7%)
30,580	Apple, Inc. (a)	5,668,614
96,220	Hewlett-Packard Co.	4,542,546
55,670	International Business Machines Corp.	6,658,689
		16,869,849
	Construction & Engineering (1.6%)
78,890	Fluor Corp.	4,011,556

	Diversified Financial Services (3.3%)
149,490	Bank of America Corp.	2,529,371
129,532	JPMorgan Chase & Co.	5,676,092
		8,205,463
	Diversified Telecommunication Services (1.8%)
167,600	AT&T, Inc.	4,526,876
1,048	Fairpoint Communications, Inc.	430
		4,527,306
	Electric Utilities (0.9%)
47,833	Exelon Corp.	2,373,473

	Electronic Equipment, Instruments & Components (1.1%)
183,680	Corning, Inc.	2,812,141

	Energy Equipment & Services (3.5%)
135,800	Halliburton Co.	3,682,896
61,070	Transocean Ltd. (Switzerland) (a)	5,223,317
		8,906,213
	Food & Staples Retailing (2.0%)
144,487	CVS Caremark Corp.	5,163,965

	Food Products (1.9%)
77,910	Bunge Ltd. (Bermuda)	4,877,945

	Health Care Providers & Services (2.8%)
146,460	UnitedHealth Group, Inc.	3,667,358
73,980	WellPoint, Inc. (a)	3,503,693
		7,171,051
	Hotels, Restaurants & Leisure (3.0%)
77,750	McDonald’s Corp.	4,437,193
132,240	Royal Caribbean Cruises Ltd. (Liberia) (a)	3,184,339
		7,621,532
	Household Durables (0.9%)
33,900	Whirlpool Corp.	2,371,644

	Household Products (2.9%)
74,730	Kimberly-Clark Corp.	4,407,575
50,714	Procter & Gamble Co. (The)	2,937,355
		7,344,930

	Industrial Conglomerates (2.6%)
400,527	General Electric Co.	$6,576,653

	Information Technology Services (1.2%)
55,920	Computer Sciences Corp. (a)	2,947,543

	Insurance (5.1%)
50,000	ACE Ltd. (Switzerland) (a)	2,673,000
94,990	Aflac, Inc.	4,059,873
87,655	MetLife, Inc.	3,337,026
56,880	Travelers Companies, Inc. (The)	2,800,202
		12,870,101
	Internet Software & Services (1.7%)
8,891	Google, Inc. (Class A) (a)	4,408,602

	Media (3.1%)
72,270	Omnicom Group, Inc.	2,669,654
183,630	Walt Disney Co. (The)	5,042,480
		7,712,134
	Metals & Mining (2.9%)
58,970	Freeport-McMoRan Copper & Gold, Inc. (Class B)	4,045,931
72,640	United States Steel Corp.	3,223,037
		7,268,968
	Multi-Utilities (2.8%)
115,160	Public Service Enterprise Group, Inc.	3,620,630
70,000	Sempra Energy	3,486,700
		7,107,330
	Multiline Retail (1.5%)
81,930	Target Corp.	3,824,492

	Oil, Gas & Consumable Fuels (8.6%)
45,500	Apache Corp.	4,178,265
32,990	BP PLC (ADR) (United Kingdom)	1,756,058
65,150	Chevron Corp.	4,588,515
52,530	ConocoPhillips	2,372,255
80,243	Exxon Mobil Corp.	5,505,472
102,620	Marathon Oil Corp.	3,273,578
1	XTO Energy, Inc.	41
		21,674,184
	Paper & Forest Products (1.3%)
150,190	International Paper Co.	3,338,724

	Pharmaceuticals (9.3%)
20,075	Johnson & Johnson	1,222,367
161,720	Merck & Co., Inc.	5,115,203
381,374	Pfizer, Inc.	6,311,740
142,720	Watson Pharmaceuticals, Inc. (a)	5,229,261
114,572	Wyeth	5,565,908
		23,444,479
	Road & Rail (1.7%)
100,760	CSX Corp.	4,217,814

	Software (5.0%)
318,527	Microsoft Corp.	8,246,664
210,940	Oracle Corp.	4,395,990
		12,642,654
	Specialty Retail (2.4%)
165,530	Gap, Inc. (The)	3,542,342
42,400	Sherwin-Williams Co. (The)	2,550,784
		6,093,126

	Textiles, Apparel & Luxury Goods (1.1%)
39,449	VF Corp.		$2,857,291

	Tobacco (3.7%)
177,968	Altria Group, Inc.		3,169,610
126,528	Philip Morris International, Inc.		6,166,975
			9,336,585
	Total Common Stocks (Cost $256,173,507)		249,203,499

NUMBER OF SHARES (000)
	Short-Term Investment (b)(1.3%)
	Investment Company
3,429	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $3,429,034)		3,429,034
	Total Investments (Cost $259,602,541) (c)(d)	99.9%	252,632,533
	Total Written Options Outstanding (Premium received $82,964)	0.0	(61,790)
	Other Assets in Excess of Liabilities	0.1	164,536
	Net Assets	100.0%	$252,735,279

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(c)	Securities have been designated as collateral in connection with options.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Options Written at September 30, 2009:

NUMBER OF CONTRACTS	DESCRIPTION	STRIKE PRICE	EXPIRATION DATE	PREMIUM	VALUE
90	Aflac, Inc.	$42.00	October 2009	$12,345	$18,450
90	Aflac, Inc.	43.00	October 2009	10,036	11,250
140	Fluor Corp.	55.00	October 2009	40,486	4,200
20	Goldman Sachs Group, Inc. (The)	200.00	October 2009	2,980	2,240
90	Transocean Ltd.	85.00	October 2009	17,117	25,650
	Total			$82,964	$61,790

MS Variable Dividend Growth

Fair Valuation Measurements

09/30/2009

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 — unadjusted quoted prices in active markets for identical investments

•                                          Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Common Stocks
Aerospace & Defense	$12,540,750	$12,540,750	—	—
Biotechnology	3,312,650	3,312,650	—	—
Capital Markets	9,169,405	9,169,405	—	—
Commercial Banks	3,163,769	3,163,769	—	—
Commercial Services & Supplies	2,439,177	2,439,177	—	—
Computers & Peripherals	16,869,849	16,869,849	—	—
Construction & Engineering	4,011,556	4,011,556	—	—
Diversified Financial Services	8,205,463	8,205,463	—	—
Diversified Telecommunication Services	4,527,306	4,527,306	—	—
Electric Utilities	2,373,473	2,373,473	—	—
Electronic Equipment, Instruments & Components	2,812,141	2,812,141	—	—
Energy Equipment & Services	8,906,213	8,906,213	—	—
Food & Staples Retailing	5,163,965	5,163,965	—	—
Food Products	4,877,945	4,877,945	—	—
Health Care Providers & Services	7,171,051	7,171,051	—	—
Hotels, Restaurants & Leisure	7,621,532	7,621,532	—	—
Household Durables	2,371,644	2,371,644	—	—
Household Products	7,344,930	7,344,930	—	—
Industrial Conglomerates	6,576,653	6,576,653	—	—
Information Technology Services	2,947,543	2,947,543	—	—
Insurance	12,870,101	12,870,101	—	—
Internet Software & Services	4,408,602	4,408,602	—	—
Media	7,712,134	7,712,134	—	—
Metals & Mining	7,268,968	7,268,968	—	—
Multi-Utilities	7,107,330	7,107,330	—	—
Multiline Retail	3,824,492	3,824,492	—	—
Oil, Gas & Consumable Fuels	21,674,184	21,674,184	—	—
Paper & Forest Products	3,338,724	3,338,724	—	—
Pharmaceuticals	23,444,479	23,444,479	—	—
Road & Rail	4,217,814	4,217,814	—	—
Software	12,642,654	12,642,654	—	—
Specialty Retail	6,093,126	6,093,126	—	—
Textiles, Apparel & Luxury Goods	2,857,291	2,857,291	—	—
Tobacco	9,336,585	9,336,585	—	—
Total Common Stocks	249,203,499	249,203,499	—	—
Short-Term Investments - Investment Company	3,429,034	3,429,034	—	—
Total	$252,632,533	$252,632,533	—	—
Liabilities:
Options Written	(61,790)	(61,790)	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

* Subsequent Event - Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company.  As a result, the Investment Adviser expects to propose to the Board of Trustees of the Fund that it approve a reorganization of the Fund into a newly organized mutual fund advised by an affiliate of Invesco.  It is the Investment Adviser’s current expectation that the newly organized Invesco fund would be managed by the same portfolio management team which currently manages the Fund. If approved by the Board, the reorganization would be submitted to the shareholders for their approval.

Morgan Stanley Variable Investment Series - Global Dividend Growth Portfolio*

Portfolio of Investments • September 30, 2009 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.2%)

	Austria (1.5%)
	Diversified Telecommunication Services
75,812	Telekom Austria AG	$1,366,782

	Bermuda (1.7%)
	Insurance
55,388	Willis Group Holdings Ltd.	1,563,049

	Finland (2.6%)
	Communications Equipment
63,655	Nokia Oyj	936,158

	Machinery
18,090	Konecranes Oyj	515,677

	Metals & Mining
38,163	Rautaruukki Oyj	915,876
	Total Finland	2,367,711

	France (10.1%)
	Commercial Banks
11,452	BNP Paribas (a)	915,007

	Diversified Telecommunication Services
33,649	France Telecom SA	896,424

	Information Technology Services
22,558	Cap Gemini SA	1,181,608

	Insurance
16,554	Euler Hermes SA	1,419,551

	Machinery
8,811	Vallourec SA (a)	1,493,084

	Multi-Utilities
29,043	GDF Suez	1,289,671

	Oil, Gas & Consumable Fuels
21,250	Total SA (a)	1,262,667

	Real Estate Investment Trusts (REITs)
8,618	ICADE	923,141
	Total France	9,381,153

	Germany (4.4%)
	Air Freight & Logistics
49,872	Deutsche Post AG (Registered Shares)	934,151

	Electric Utilities
33,992	E.ON AG	1,441,536

	Industrial Conglomerates
10,698	Siemens AG (Registered Shares)	990,648

	Multi-Utilities
7,337	RWE AG	681,456
	Total Germany	4,047,791

	Greece (1.0%)
	Commercial Banks
26,840	National Bank of Greece SA (b)	962,275

	Ireland (2.6%)
	Construction Materials
88,564	CRH PLC	2,450,103

	Italy (2.6%)
	Oil, Gas & Consumable Fuels
95,215	ENI SpA (a)	$2,379,818

	Japan (10.5%)
	Commercial Banks
33,800	Sumitomo Mitsui Financial Group, Inc. (a)	1,178,566
59,100	Tokyo Tomin Bank, Ltd. (The) (a)	964,535
		2,143,101
	Electronic Equipment, Instruments & Components
39,000	Hoya Corp.	921,072
17,700	TDK Corp. (a)	1,023,372
		1,944,444
	Leisure Equipment & Products
60,500	Yamaha Corp. (a)	715,769

	Machinery
170,000	Amada Co., Ltd.	1,143,876
252,000	Daifuku Co., Ltd. (a)	1,687,205
118,800	Mori Seiki Co., Ltd. (a)	1,428,009
		4,259,090
	Software
2,485	Nintendo Co., Ltd.	636,718
	Total Japan	9,699,122

	Netherlands (6.5%)
	Chemicals
12,562	Akzo Nobel N.V. (a)	778,231

	Food Products
36,581	Unilever N.V.	1,054,295

	Media
160,182	Reed Elsevier N.V.	1,807,251
109,898	Wolters Kluwer N.V.	2,347,169
		4,154,420
	Total Netherlands	5,986,946

	Norway (1.3%)
	Media
69,420	Schibsted ASA (a)(b)	1,171,803

	Singapore (2.2%)
	Air Freight & Logistics
1,353,000	Singapore Post Ltd.	888,457

	Road & Rail
973,000	ComfortDelgro Corp., Ltd.	1,112,079
	Total Singapore	2,000,536

	Spain (1.8%)
	Commercial Banks
33,358	Banco Bilbao Vizcaya Argentaria SA	592,122

	Diversified Telecommunication Services
38,906	Telefonica SA	1,073,479
	Total Spain	1,665,601

	Switzerland (3.6%)
	Food Products
22,246	Nestle SA	947,972

	Hotels, Restaurants & Leisure
1,255	Kuoni Reisen Holding AG (Registered Shares)	$466,250

	Pharmaceuticals
38,571	Novartis AG (Registered Shares)	1,929,853
	Total Switzerland	3,344,075

	United Kingdom (16.2%)
	Aerospace & Defense
160,902	Meggitt PLC	599,410

	Beverages
34,370	Britvic PLC	193,624
55,894	Diageo PLC	857,544
		1,051,168
	Electric Utilities
41,309	Scottish & Southern Energy PLC	774,395

	Insurance
194,795	Prudential PLC	1,872,550

	Machinery
125,184	IMI PLC	895,486

	Metals & Mining
20,444	BHP Billiton PLC	558,051

	Oil, Gas & Consumable Fuels
173,720	BP PLC	1,535,306
60,114	Royal Dutch Shell PLC (Class A)	1,713,439
		3,248,745
	Pharmaceuticals
45,888	GlaxoSmithKline PLC	901,670

	Tobacco
84,875	British American Tobacco PLC	2,662,686

	Wireless Telecommunication Services
1,084,967	Vodafone Group PLC	2,430,997
	Total United Kingdom	14,995,158

	United States (29.6%)
	Capital Markets
54,343	Bank of New York Mellon Corp. (The)	1,575,404

	Chemicals
27,907	EI Du Pont de Nemours & Co.	896,931

	Commercial Services & Supplies
39,780	Avery Dennison Corp.	1,432,478

	Computers & Peripherals
31,005	Diebold, Inc.	1,020,995

	Containers & Packaging
29,800	Sonoco Products Co.	820,692

	Diversified Telecommunication Services
65,219	AT&T, Inc.	1,761,565
62,832	Verizon Communications, Inc.	1,901,925
		3,663,490
	Electric Utilities
23,449	Allete, Inc.	787,183

	Household Products
33,543	Procter & Gamble Co. (The)	1,942,811

	Media
77,322	McGraw-Hill Cos., Inc. (The)	1,943,875

	Multiline Retail
35,443	JC Penney Co., Inc.	$1,196,201

	Pharmaceuticals
117,550	Bristol-Myers Squibb Co.	2,647,226
26,184	Eli Lilly & Co.	864,857
		3,512,083
	Real Estate Investment Trusts (REITs)
47,266	Potlatch Corp. (REIT) (a)	1,344,718

	Semiconductors & Semiconductor Equipment
57,692	Intel Corp.	1,129,032

	Tobacco
76,942	Philip Morris International, Inc.	3,750,153
51,668	Reynolds American, Inc. (a)	2,300,259
		6,050,412
	Total United States	27,316,305
	Total Common Stocks (Cost $74,795,180)	90,698,228

	Right (0.0%)

	France
	Commercial Banks
11,452	BNP Paribas (a)(b) (Cost $0)	24,802

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (13.8%)
	Securities Held as Collateral on Loaned Securities
	Repurchase Agreements (2.7%)
938	Bank of America (0.07% dated 09/30/09, due 10/01/09; proceeds $937,729; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Fannie Mae 5.50% due 03/01/35; valued at $956,484)	937,729
597	Citigroup (0.45% dated 09/30/09, due 10/01/09; proceeds $597,458; fully collateralized by common stock at the date of this Portfolio of Investments as follows: Walt Disney Co.; valued at $627,330) (c)	597,458
916	Deutsche Bank (0.08% dated 09/30/09, due 10/01/09; proceeds $916,101; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Fannie Mae 4.50% - 7.00% due 11/01/17 - 03/01/39, Freddie Mac 4.50% - 7.00% due 07/01/21 - 03/01/39; valued at $934,423)	916,101
	Total Repurchase Agreements (Cost $2,451,288)	2,451,288

NUMBER OF SHARES (000)
	Investment Company (d)(10.1%)
9,321	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $9,320,974)		9,320,974
	Total Securities Held as Collateral on Loaned Securities (Cost $11,772,262)		11,772,262

	Investment Company (d)(1.0%)
960	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $960,473)		960,473
	Total Short-Term Investments (Cost $12,732,735)		12,732,735
	Total Investments (Cost $87,527,915) (e)(f)	112.0%	103,455,765
	Liabilities in Excess of Other Assets	(12.0)	(11,094,721)
	Net Assets	100.0%	$92,361,044

REIT	Real Estate Investment Trust.

(a)

The value of loaned securities and related collateral outstanding at September 30, 2009 were $11,241,280 and $11,772,262, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.
(c)

At September 30, 2009, the Fund held a repurchase agreement with Citigroup, Inc, an affiliate of the Investment Adviser, Sub-Adviser, Administrator and Distributor since June 1, 2009, with a value of $597,458 in connection with cash collateral received from securities lending.

(d)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(e)	Securities have been designated as collateral in connection with open forward foreign currency.
(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at September 30, 2009:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
	$291,120	JPY	26,022,611	10/01/2009	$(1,223)
	$48,856	JPY	4,385,276	10/01/2009	(3)
NOK	760,940		$130,131	10/01/2009	(1,609)
	$9,265,920	EUR	6,350,000	10/02/2009	26,361
	$5,469,861	EUR	3,835,000	10/02/2009	142,092
	$4,420,739	GBP	2,787,000	10/02/2009	33,289
EUR	10,185,000		$14,579,828	10/02/2009	(324,407)
GBP	2,787,000		$4,507,903	10/02/2009	53,875
EUR	6,314,000		$9,213,326	11/02/2009	(26,138)
GBP	2,909,000		$4,613,819	11/02/2009	(34,534)
		Net Unrealized Depreciation			$(132,297)

Currency Abbreviations:

EUR	Euro.
GBP	British Pound.
JPY	Japanese Yen.
NOK	Norwegian Krone.

Summary of Investments

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Tobacco	$8,713,098		9.5%
Media	7,270,098		7.9
Machinery	7,163,337		7.8
Diversified Telecommunication Services	7,000,175		7.6
Oil, Gas & Consumable Fuels	6,891,230		7.5
Pharmaceuticals	6,343,606		6.9
Insurance	4,855,150		5.3
Commercial Banks	4,637,307		5.1
Electric Utilities	3,003,114		3.3
Construction Materials	2,450,103		2.7
Wireless Telecommunication Services	2,430,997		2.7
Real Estate Investment Trusts (REITs)	2,267,859		2.5
Food Products	2,002,267		2.2
Multi-Utilities	1,971,127		2.2
Electronic Equipment, Instruments & Components	1,944,444		2.1
Household Products	1,942,811		2.1
Air Freight & Logistics	1,822,608		2.0
Chemicals	1,675,162		1.8
Capital Markets	1,575,404		1.7
Metals & Mining	1,473,927		1.6
Commercial Services & Supplies	1,432,478		1.6
Multiline Retail	1,196,201		1.3
Information Technology Services	1,181,608		1.3
Semiconductors & Semiconductor Equipment	1,129,032		1.2
Road & Rail	1,112,079		1.2
Beverages	1,051,168		1.1
Computers & Peripherals	1,020,995		1.1
Industrial Conglomerates	990,648		1.1
Short-Term Investments	960,473		1.0
Communications Equipment	936,158		1.0
Containers & Packaging	820,692		0.9
Leisure Equipment & Products	715,769		0.8
Software	636,718		0.7
Aerospace & Defense	599,410		0.7
Hotels, Restaurants & Leisure	466,250		0.5
	$91,683,503	+^	100.0	%+^

+  Does not reflect value of securities held as collateral on loaned securities.

^  Does not include open forward foreign currency contracts with net unrealized depreciation of $132,297.

MS Variable Global Dividend Growth

Fair Valuation Measurements

09/30/2009

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – unadjusted quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Common Stocks
Aerospace & Defense	$599,410	$599,410	—	—
Air Freight & Logistics	1,822,608	1,822,608	—	—
Beverages	1,051,168	1,051,168	—	—
Capital Markets	1,575,404	1,575,404	—	—
Chemicals	1,675,162	1,675,162	—	—
Commercial Banks	4,612,505	4,612,505	—	—
Commercial Services & Supplies	1,432,478	1,432,478	—	—
Communications Equipment	936,158	936,158	—	—
Computers & Peripherals	1,020,995	1,020,995	—	—
Construction Materials	2,450,103	2,450,103	—	—
Containers & Packaging	820,692	820,692	—	—
Diversified Telecommunication Services	7,000,175	7,000,175	—	—
Electric Utilities	3,003,114	3,003,114	—	—
Electronic Equipment, Instruments & Components	1,944,444	1,944,444	—	—
Food Products	2,002,267	2,002,267	—	—
Hotels, Restaurants & Leisure	466,250	466,250	—	—
Household Products	1,942,811	1,942,811	—	—
Industrial Conglomerates	990,648	990,648	—	—
Information Technology Services	1,181,608	1,181,608	—	—
Insurance	4,855,150	4,855,150	—	—
Leisure Equipment & Products	715,769	715,769	—	—
Machinery	7,163,337	7,163,337	—	—
Media	7,270,098	7,270,098	—	—
Metals & Mining	1,473,927	1,473,927	—	—
Multiline Retail	1,196,201	1,196,201	—	—
Multi-Utilities	1,971,127	1,971,127	—	—
Oil, Gas & Consumable Fuels	6,891,230	6,891,230	—	—
Pharmaceuticals	6,343,606	6,343,606	—	—
Real Estate Investment Trusts (REITs)	2,267,859	2,267,859	—	—
Road & Rail	1,112,079	1,112,079	—	—
Semiconductors & Semiconductor Equipment	1,129,032	1,129,032	—	—
Software	636,718	636,718	—	—
Tobacco	8,713,098	8,713,098	—	—
Wireless Telecommunication Services	2,430,997	2,430,997	—	—
Total Common Stocks	90,698,228	90,698,228	—	—
Rights	24,802	24,802	—	—
Short-Term Investments
Investment Company	10,281,447	10,281,447	—	—
Repurchase Agreements	2,451,288	—	$2,451,288	—
Total Short-Term Investments	12,732,735	10,281,447	2,451,288	—
Forward Contracts	255,617	—	255,617	—
Total Assets	$103,711,382	$101,004,477	$2,706,905	—
Liabilities
Forward Contracts	$(387,914)	—	$(387,914)	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

* Subsequent Event - Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company.  As a result, the Investment Adviser expects to propose to the Board of Trustees of the Fund that it approve a reorganization of the Fund into a newly organized mutual fund advised by an affiliate of Invesco.  It is the Investment Adviser’s current expectation that the newly organized Invesco fund would be managed by members of the portfolio management team which currently manages the Fund. If approved by the Board, the reorganization would be submitted to the shareholders for their approval.

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments • September 30, 2009 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.4%)
	Belgium (1.8%)
	Chemicals
47,411	Umicore	$1,419,499

	France (10.8%)
	Commercial Banks
30,183	BNP Paribas (a)	2,411,601
22,786	Societe Generale	1,833,924
		4,245,525
	Electrical Equipment
16,248	Schneider Electric SA	1,646,770

	Hotels, Restaurants & Leisure
16,397	ACCOR SA	912,757

	Multi-Utilities
42,655	GDF Suez	1,894,120

	Total France	8,699,172

	Germany (13.9%)
	Diversified Telecommunication Services
96,792	Deutsche Telecom AG	1,321,513

	Industrial Conglomerates
24,274	Siemens AG (Registered Shares)	2,247,803

	Insurance
14,972	Allianz SE (Registered Shares)	1,870,405
10,994	Muenchener Rueckversicherungs AG (Registered Shares)	1,754,091
		3,624,496
	Machinery
22,980	MAN SE	1,896,617

	Pharmaceuticals
29,852	Bayer AG	2,068,444

	Total Germany	11,158,873

	Greece (1.6%)
	Commercial Banks
35,490	National Bank of Greece SA (b)	1,272,397

	Italy (2.9%)
	Oil, Gas & Consumable Fuels
93,289	ENI SpA (a)	2,331,679

	Luxembourg (2.1%)
	Metals & Mining
44,353	ArcelorMittal (a)	1,658,305

	Netherlands (1.9%)
	Diversified Telecommunication Services
94,474	Koninklijke KPN	1,567,055

	Spain (5.8%)
	Commercial Banks
123,202	Banco Bilbao Vizcaya Argentaria SA	2,186,896

	Diversified Telecommunication Services
91,452	Telefonica SA	2,523,307

	Total Spain	4,710,203

	Sweden (1.4%)
	Auto Components
33,725	Autoliv, Inc. (SDR)	1,134,431

	Switzerland (16.3%)
	Capital Markets
103,115	UBS AG (Registered Shares) (b)	1,887,568

	Food Products
74,655	Nestle SA (Registered Shares)	3,181,284

	Health Care Equipment & Supplies
32,618	Nobel Biocare Holding AG	$1,079,608

	Insurance
6,880	Zurich Financial Services AG	1,636,514

	Pharmaceuticals
52,547	Novartis AG (Registered Shares)	2,629,125
16,946	Roche Holding AG	2,739,028
		5,368,153

	Total Switzerland	13,153,127

	United Kingdom (38.9%)
	Aerospace & Defense
265,916	BAE Systems PLC	1,484,016
150,550	Rolls-Royce Group PLC (b)	1,132,758
		2,616,774

	Capital Markets
215,733	Man Group PLC	1,141,897

	Commercial Banks
223,652	Barclays PLC (b)	1,322,496
320,126	HSBC Holdings PLC	3,663,144
		4,985,640

	Food & Staples Retailing
278,527	Tesco PLC	1,778,741
243,603	WM Morrison Supermarkets PLC	1,079,574
		2,858,315

	Health Care Equipment & Supplies
84,433	SSL International PLC	863,599

	Insurance
155,308	Prudential PLC	1,492,964

	Media
118,355	Reed Elsevier PLC	885,790

	Metals & Mining
58,980	Anglo American PLC (b)	1,878,590

	Oil, Gas & Consumable Fuels
128,398	BG Group PLC	2,230,529
112,683	Royal Dutch Shell PLC (A Shares)	3,211,822
		5,442,351

	Pharmaceuticals
113,925	GlaxoSmithKline PLC	2,238,554

	Specialty Retail
279,036	Carphone Warehouse Group PLC (a)	852,645

	Tobacco
59,167	British American Tobacco PLC	1,856,179
54,538	Imperial Tobacco Group PLC	1,575,860
		3,432,039

	Wireless Telecommunication Services
1,180,982	Vodafone Group PLC	2,646,130

	Total United Kingdom	31,335,288

	Total Common Stocks (Cost $74,302,519)	78,440,029

	Preferred Stock (1.3%)
	Germany (1.3%)
17,752	Fresenius SE (Germany) (Cost $1,407,709)	1,038,841

	Right (0.1%)
	France (0.1%)
30,183	BNP Paribas (France) (a)(b) (Cost $0)	65,369

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (7.6%)
	Securities Held as Collateral on Loaned Securities (6.7%)
	Repurchase Agreements (1.4%)
$432	Bank of America Securities LLC (0.07% dated 09/30/09, due 10/01/09; proceeds $432,449; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Fannie Mae 5.50% due 03/01/35; valued at $441,097)	$432,448
276	Citigroup (0.45% dated 09/30/09, due 10/01/09; proceeds $275,530; fully collateralized by common stock at the date of this Portfolio of Investments as follows: Walt Disney Co.; valued at $289,303) (c)	275,527
422	Deutsche Bank (0.08% dated 09/30/09, due 10/01/09; proceeds $422,475; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Fannie Mae 4.50% - 7.00% due 11/01/17 - 03/01/39, Freddie Mac 4.50% - 7.00% due 07/01/21 - 03/01/39; valued at $430,924)	422,474

	Total Repurchase Agreements (Cost $1,130,449)	1,130,449

NUMBER OF SHARES (000)
	Investment Company (d)(5.3%)
4,299	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $4,298,510)		4,298,510
	Total Securities Held as Collateral on Loaned Securities (Cost $5,428,959)		5,428,959

	Investment Company (d)(0.9%)
692	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $692,446)		692,446
	Total Short-Term Investments (Cost $6,121,405)		6,121,405
	Total Investments (Cost $81,831,633) (e)	106.4%	85,665,644
	Liabilities in Excess of Other Assets	(6.4)	(5,168,419)
	Net Assets	100.0%	$80,497,225

SDR	Swedish Depositary Receipt.
(a)

The value of loaned securities and related collateral outstanding at September 30, 2009 were $5,109,269 and $5,428,959, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.
(c)

At September 30, 2009, the Fund held a repurchase agreement with Citigroup Inc, an affiliate of the Investment Adviser, Administrator and Distributor since June 1, 2009, with a value of $275,527 in connection with cash collateral received from securities lending.

(d)

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Summary of Investments

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS

Commercial Banks	$12,690,458		15.8%
Pharmaceuticals	9,675,151		12.0
Oil, Gas & Consumable Fuels	7,774,030		9.7
Insurance	6,753,974		8.4
Diversified Telecommunication Services	5,411,875		6.7
Metals & Mining	3,536,895		4.4
Tobacco	3,432,039		4.3
Food Products	3,181,284		4.0
Capital Markets	3,029,465		3.8
Health Care Equipment & Supplies	2,982,048		3.7
Food & Staples Retailing	2,858,315		3.6
Wireless Telecommunication Services	2,646,130		3.3
Aerospace & Defense	2,616,774		3.3
Industrial Conglomerates	2,247,803		2.8
Machinery	1,896,617		2.4
Multi-Utilities	1,894,120		2.3
Electrical Equipment	1,646,770		2.0
Chemicals	1,419,499		1.8
Auto Components	1,134,431		1.4
Hotels, Restaurants & Leisure	912,757		1.1
Media	885,790		1.1
Specialty Retail	852,645		1.1
Investment Company	692,446		0.9
Right	65,369		0.1
	$80,236,685	+	100.0%

+	Does not reflect value of securities held as collateral on loaned securities.

MS Variable European Equity

Fair Valuation Measurements

09/30/2009

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – unadjusted quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Common Stocks
Aerospace & Defense	$2,616,774	$2,616,774	—	—
Auto Components	1,134,431	1,134,431	—	—
Capital Markets	3,029,465	3,029,465	—	—
Chemicals	1,419,499	1,419,499	—	—
Commercial Banks	12,690,458	12,690,458	—	—
Diversified Telecommunication Services	5,411,875	5,411,875	—	—
Electrical Equipment	1,646,770	1,646,770	—	—
Food & Staples Retailing	2,858,315	2,858,315	—	—
Food Products	3,181,284	3,181,284	—	—
Health Care Equipment & Supplies	1,943,207	1,943,207	—	—
Hotels, Restaurants & Leisure	912,757	912,757	—	—
Industrial Conglomerates	2,247,803	2,247,803	—	—
Insurance	6,753,974	6,753,974	—	—
Machinery	1,896,617	1,896,617	—	—
Media	885,790	885,790	—	—
Metals & Mining	3,536,895	3,536,895	—	—
Multi-Utilities	1,894,120	1,894,120	—	—
Oil, Gas & Consumable Fuels	7,774,030	7,774,030	—	—
Pharmaceuticals	9,675,151	9,675,151	—	—
Specialty Retail	852,645	852,645	—	—
Tobacco	3,432,039	3,432,039	—	—
Wireless Telecommunication Services	2,646,130	2,646,130	—	—
Total Common Stocks	78,440,029	78,440,029	—	—
Preferred Stock	1,038,841	1,038,841	—	—
Right	65,369	65,369	—	—
Short-Term Investments
Investment Company	4,990,956	4,990,956	—	—
Repurchase Agreements	1,130,449	—	1,130,449	—
Total Short-Term Investments	6,121,405	4,990,956	1,130,449	—
Total	$85,665,644	$84,535,195	$1,130,449	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Variable Investment Series - Capital Opportunities Portfolio

Portfolio of Investments • September 30, 2009 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (94.8%)
	Air Freight & Logistics (2.4%)
174,680	Expeditors International of Washington, Inc.	$6,140,002

	Capital Markets (4.6%)
130,443	Greenhill & Co., Inc.	11,685,084

	Chemicals (4.3%)
142,121	Monsanto Co.	11,000,165

	Communications Equipment (2.0%)
75,333	Research In Motion Ltd. (Canada) (a)	5,088,744

	Computers & Peripherals (6.5%)
89,448	Apple, Inc. (a)	16,580,976

	Construction Materials (1.1%)
215,513	Cemex SAB de CV (ADR) (Mexico) (a)	2,784,428

	Distributors (3.6%)
2,250,000	Li & Fung Ltd. (Bermuda) (b)	9,072,522

	Diversified Financial Services (6.9%)
831,662	BM&F Bovespa SA (Brazil)	6,144,992
15,219	CME Group, Inc.	4,690,344
247,199	Leucadia National Corp. (a)	6,110,759
23,120	MSCI, Inc. (Class A) (a)	684,814
		17,630,909
	Health Care Technology (2.9%)
191,114	athenahealth, Inc. (a)	7,333,044

	Hotels, Restaurants & Leisure (6.4%)
139,070	Ctrip.com International Ltd. (ADR) (Cayman Islands) (a)	8,175,925
114,182	Wynn Resorts Ltd. (a)	8,094,362
		16,270,287
	Information Technology Services (6.2%)
50,134	Mastercard, Inc. (Class A)	10,134,588
370,103	Redecard SA (Brazil)	5,722,015
		15,856,603
	Internet & Catalog Retail (6.2%)
169,024	Amazon.com, Inc. (a)	15,780,081

	Internet Software & Services (16.1%)
24,263	Baidu, Inc. (ADR) (Cayman Islands) (a)	9,488,046
33,729	Google, Inc. (Class A) (a)	16,724,525
921,800	Tencent Holdings Ltd. (Cayman Islands) (b)	14,998,481
		41,211,052
	Life Sciences Tools & Services (6.1%)
199,237	Illumina, Inc. (a)	8,467,573
112,526	Techne Corp.	7,038,501
		15,506,074
	Oil, Gas & Consumable Fuels (7.0%)
145,436	Range Resources Corp.	7,178,721
219,963	Ultra Petroleum Corp. (Canada) (a)	10,769,388
		17,948,109
	Professional Services (2.6%)
162,482	CoStar Group, Inc. (a)	6,697,508

	Real Estate Management & Development (3.8%)
430,528	Brookfield Asset Management, Inc. (Class A) (Canada)	9,777,291

	Semiconductors & Semiconductor Equipment (3.3%)
302,189	Tessera Technologies, Inc. (a)	8,428,051

	Software (2.8%)
127,329	Salesforce.com, Inc. (a)	7,248,840

	Total Common Stocks (Cost $214,145,824)	242,039,770

NUMBER OF SHARES (000)
	Short-Term Investment (c)(5.3%)
	Investment Company
13,574	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $13,573,741)		$13,573,741
	Total Investments (Cost $227,719,565) (d)	100.1%	255,613,511
	Liabilities in Excess of Other Assets	(0.1)	(209,447)
	Net Assets	100.0%	$255,404,064

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Variable Capital Opportunities

Fair Valuation Measurements

09/30/2009

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 – unadjusted quoted prices in active markets for identical investments

•                                          Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Common Stocks
Air Freight & Logistics	$6,140,002	$6,140,002	—	—
Capital Markets	11,685,084	11,685,084	—	—
Chemicals	11,000,165	11,000,165	—	—
Communications Equipment	5,088,744	5,088,744	—	—
Computers & Peripherals	16,580,976	16,580,976	—	—
Construction Materials	2,784,428	2,784,428	—	—
Distributors	9,072,522	9,072,522	—	—
Diversified Financial Services	17,630,909	17,630,909	—	—
Health Care Technology	7,333,044	7,333,044	—	—
Hotels, Restaurants & Leisure	16,270,287	16,270,287	—	—
Information Technology Services	15,856,603	15,856,603	—	—
Internet & Catalog Retail	15,780,081	15,780,081	—	—
Internet Software & Services	41,211,052	41,211,052	—	—
Life Sciences Tools & Services	15,506,074	15,506,074	—	—
Oil, Gas & Consumable Fuels	17,948,109	17,948,109	—	—
Professional Services	6,697,508	6,697,508	—	—
Real Estate Management & Development	9,777,291	9,777,291	—	—
Semiconductors & Semiconductor Equipment	8,428,051	8,428,051	—	—
Software	7,248,840	7,248,840	—	—
Total Common Stocks	242,039,770	242,039,770	—	—
Short-Term Investment - Investment Company	13,573,741	13,573,741	—	—
Total	$255,613,511	$255,613,511	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange  (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Variable Investment Series - S&P 500 Index Portfolio

Portfolio of Investments • September 30, 2009 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.1%)
	Aerospace & Defense (2.8%)
9,788	Boeing Co. (The)	$530,020
5,064	General Dynamics Corp.	327,134
1,738	Goodrich Corp.	94,443
10,256	Honeywell International, Inc.	381,010
2,564	ITT Corp.	133,713
1,686	L-3 Communications Holdings, Inc.	135,420
4,417	Lockheed Martin Corp.	344,879
4,141	Northrop Grumman Corp.	214,297
1,969	Precision Castparts Corp.	200,582
5,226	Raytheon Co.	250,691
2,235	Rockwell Collins, Inc.	113,538
12,433	United Technologies Corp.	757,543
		3,483,270
	Air Freight & Logistics (1.0%)
2,389	C.H. Robinson Worldwide, Inc.	137,965
2,994	Expeditors International of Washington, Inc.	105,239
4,049	FedEx Corp.	304,566
13,135	United Parcel Service, Inc. (Class B)	741,733
		1,289,503
	Airlines (0.1%)
10,446	Southwest Airlines Co.	100,282

	Auto Components (0.2%)
3,407	Goodyear Tire & Rubber Co. (The) (a)	58,021
8,390	Johnson Controls, Inc.	214,449
		272,470
	Automobiles (0.3%)
42,579	Ford Motor Co. (a)	306,995
3,288	Harley-Davidson, Inc.	75,624
		382,619
	Beverages (2.7%)
1,385	Brown-Forman Corp. (Class B)	66,785
30,871	Coca-Cola Co. (The)	1,657,773
4,483	Coca-Cola Enterprises, Inc.	95,981
2,749	Constellation Brands, Inc. (Class A) (a)	41,647
3,582	Dr Pepper Snapple Group, Inc. (a)	102,982
2,102	Molson Coors Brewing Co. (Class B)	102,325
1,908	Pepsi Bottling Group, Inc.	69,528
20,913	PepsiCo, Inc.	1,226,757
		3,363,778
	Biotechnology (1.7%)
13,423	Amgen, Inc. (a)	808,467
3,674	Biogen Idec, Inc. (a)	185,610
6,215	Celgene Corp. (a)	347,419
967	Cephalon, Inc. (a)	56,318
3,820	Genzyme Corp. (a)	216,709
12,031	Gilead Sciences, Inc. (a)	560,404
		2,174,927
	Building Products (0.1%)
5,082	Masco Corp.	65,659

	Capital Markets (3.0%)
3,059	Ameriprise Financial, Inc.	111,134
16,205	Bank of New York Mellon Corp. (The)	469,783
13,213	Charles Schwab Corp. (The)	253,029
8,213	E*Trade Financial Corp. (a)	14,373
1,251	Federated Investors, Inc. (Class B)	32,989
1,885	Franklin Resources, Inc.	189,631
6,792	Goldman Sachs Group, Inc. (The)	1,252,105

5,436	Invesco Ltd. (Bermuda)	$123,723
2,229	Janus Capital Group, Inc.	31,607
2,004	Legg Mason, Inc.	62,184
18,298	Morgan Stanley (b)	565,042
3,149	Northern Trust Corp.	183,146
6,636	State Street Corp.	349,054
3,649	T Rowe Price Group, Inc.	166,759
		3,804,559
	Chemicals (2.0%)
2,959	Air Products & Chemicals, Inc.	229,559
1,095	Airgas, Inc.	52,965
669	CF Industries Holdings, Inc.	57,688
14,948	Dow Chemical Co. (The)	389,694
1,024	Eastman Chemical Co.	54,825
2,912	Ecolab, Inc.	134,622
12,015	EI Du Pont de Nemours & Co.	386,162
990	FMC Corp.	55,688
1,111	International Flavors & Fragrances, Inc.	42,140
7,409	Monsanto Co.	573,457
2,319	PPG Industries, Inc.	134,989
4,057	Praxair, Inc.	331,416
1,770	Sigma-Aldrich Corp.	95,545
		2,538,750
	Commercial Banks (2.8%)
8,796	BB&T Corp.	239,603
2,125	Comerica, Inc.	63,049
9,750	Fifth Third Bancorp	98,767
3,069	First Horizon National Corp.	40,603
5,169	Huntington Bancshares, Inc.	24,346
10,036	Keycorp	65,234
1,090	M&T Bank Corp.	67,929
3,676	Marshall & Ilsley Corp.	29,665
6,085	PNC Financial Services Group, Inc.	295,672
13,934	Regions Financial Corp.	86,530
6,261	SunTrust Banks, Inc.	141,186
25,644	US Bancorp	560,578
62,747	Wells Fargo & Co.	1,768,203
1,629	Zions BanCorp.	29,273
		3,510,638
	Commercial Services & Supplies (0.5%)
1,501	Avery Dennison Corp.	54,051
1,855	Cintas Corp.	56,225
2,538	Iron Mountain, Inc. (a)	67,663
2,911	Pitney Bowes, Inc.	72,338
4,533	Republic Services, Inc.	120,442
2,895	RR Donnelley & Sons Co.	61,548
1,208	Stericycle, Inc. (a)	58,528
6,927	Waste Management, Inc.	206,563
		697,358
	Communications Equipment (2.7%)
1,275	Ciena Corp. (a)	20,757
77,714	Cisco Systems, Inc. (a)	1,829,388
1,901	Harris Corp.	71,478
3,104	JDS Uniphase Corp. (a)	22,069
6,576	Juniper Networks, Inc. (a)	177,684
32,003	Motorola, Inc.	274,906
22,429	QUALCOMM, Inc.	1,008,856
5,620	Tellabs, Inc. (a)	38,890
		3,444,028

	Computers & Peripherals (5.6%)
11,957	Apple, Inc. (a)	$2,216,469
22,832	Dell, Inc. (a)	348,416
27,425	EMC Corp. (a)	467,322
31,552	Hewlett-Packard Co.	1,489,570
17,493	International Business Machines Corp.	2,092,338
1,107	Lexmark International, Inc. (Class A) (a)	23,845
4,662	NetApp, Inc. (a)	124,382
1,806	QLogic Corp. (a)	31,063
3,192	SanDisk Corp. (a)	69,266
10,430	Sun Microsystems, Inc. (a)	94,809
2,485	Teradata Corp. (a)	68,387
3,115	Western Digital Corp. (a)	113,791
		7,139,658
	Construction & Engineering (0.2%)
2,563	Fluor Corp.	130,329
1,735	Jacobs Engineering Group, Inc. (a)	79,723
2,726	Quanta Services, Inc. (a)	60,326
		270,378
	Construction Materials (0.1%)
1,555	Vulcan Materials Co.	84,079

	Consumer Finance (0.9%)
15,603	American Express Co.	528,942
5,850	Capital One Financial Corp.	209,021
6,777	Discover Financial Services	109,991
1,230	Mastercard, Inc. (Class A)	248,644
6,599	SLM Corp. (a)	57,543
		1,154,141
	Containers & Packaging (0.2%)
1,336	Ball Corp.	65,731
1,407	Bemis Co., Inc.	36,455
2,356	Owens-Illinois, Inc. (a)	86,937
1,855	Pactiv Corp. (a)	48,323
2,229	Sealed Air Corp.	43,755
		281,201
	Distributors (0.1%)
2,251	Genuine Parts Co.	85,673

	Diversified Consumer Services (0.2%)
1,504	Apollo Group, Inc. (Class A) (a)	110,800
851	DeVry, Inc.	47,077
4,786	H&R Block, Inc.	87,967
		245,844
	Diversified Financial Services (4.5%)
116,570	Bank of America Corp.	1,972,362
172,205	Citigroup, Inc. (c)	833,472
849	CME Group, Inc.	261,653
1,020	IntercontinentalExchange, Inc. (a)	99,134
52,664	JPMorgan Chase & Co.	2,307,737
2,499	Leucadia National Corp. (a)	61,775
2,743	Moody’s Corp.	56,122
1,922	NASDAQ OMX Group, Inc. (The) (a)	40,458
3,742	NYSE Euronext	108,106
		5,740,819
	Diversified Telecommunication Services (2.8%)
79,604	AT&T, Inc.	2,150,104
4,214	CenturyTel, Inc.	141,590
4,396	Frontier Communications Corp.	33,146
20,687	Qwest Communications International, Inc.	78,817

37,703	Verizon Communications, Inc.	$1,141,270
6,205	Windstream Corp.	62,857
		3,607,784
	Electric Utilities (2.1%)
2,387	Allegheny Energy, Inc.	63,303
6,499	American Electric Power Co., Inc.	201,404
17,867	Duke Energy Corp.	281,226
4,601	Edison International	154,502
2,674	Entergy Corp.	213,546
8,790	Exelon Corp.	436,160
4,305	FirstEnergy Corp.	196,825
5,359	FPL Group, Inc.	295,977
2,199	Northeast Utilities	52,204
3,053	Pepco Holdings, Inc.	45,429
1,424	Pinnacle West Capital Corp.	46,736
5,295	PPL Corp.	160,650
3,715	Progress Energy, Inc.	145,108
10,291	Southern Co.	325,916
		2,618,986
	Electrical Equipment (0.4%)
10,135	Emerson Electric Co.	406,211
1,998	Rockwell Automation, Inc.	85,115
		491,326
	Electronic Equipment, Instruments & Components (0.5%)
4,942	Agilent Technologies, Inc. (a)	137,536
2,482	Amphenol Corp. (Class A)	93,522
20,542	Corning, Inc.	314,498
1,960	FLIR Systems, Inc. (a)	54,821
2,975	Jabil Circuit, Inc.	39,895
1,989	Molex, Inc.	41,530
		681,802
	Energy Equipment & Services (1.8%)
4,343	Baker Hughes, Inc.	185,272
4,122	BJ Services Co.	80,091
3,100	Cameron International Corp. (a)	117,242
969	Diamond Offshore Drilling, Inc.	92,559
2,003	ENSCO International, Inc.	85,208
1,414	FMC Technologies, Inc. (a)	73,867
11,662	Halliburton Co.	316,273
4,018	Nabors Industries Ltd. (Bermuda) (a)	83,976
5,324	National Oilwell Varco, Inc. (a)	229,624
1,596	Rowan Cos., Inc.	36,820
15,875	Schlumberger Ltd. (Netherlands Antilles)	946,150
3,090	Smith International, Inc.	88,683
		2,335,765
	Food & Staples Retailing (2.8%)
5,652	Costco Wholesale Corp.	319,112
19,613	CVS Caremark Corp.	700,969
9,214	Kroger Co. (The)	190,177
6,054	Safeway, Inc.	119,385
2,990	SUPERVALU, Inc.	45,029
7,528	Sysco Corp.	187,071
28,740	Wal-Mart Stores, Inc.	1,410,846
13,455	Walgreen Co.	504,159
1,981	Whole Foods Market, Inc. (a)	60,401
		3,537,149
	Food Products (1.7%)
8,291	Archer-Daniels-Midland Co.	242,263

2,905	Campbell Soup Co.	$94,761
6,313	ConAgra Foods, Inc.	136,866
2,174	Dean Foods Co. (a)	38,675
4,376	General Mills, Inc.	281,727
2,342	Hershey Co. (The)	91,010
4,440	HJ Heinz Co.	176,490
980	Hormel Foods Corp.	34,810
1,672	JM Smucker Co. (The)	88,633
3,557	Kellogg Co.	175,111
19,323	Kraft Foods, Inc. (Class A)	507,615
1,836	McCormick & Co., Inc.	62,314
9,982	Sara Lee Corp.	111,199
4,266	Tyson Foods, Inc. (Class A)	53,880
		2,095,354
	Gas Utilities (0.1%)
1,848	EQT Corp.	78,725
638	Nicor, Inc.	23,344
2,449	Questar Corp.	91,985
		194,054
	Health Care Equipment & Supplies (2.0%)
8,172	Baxter International, Inc.	465,886
3,102	Becton Dickinson and Co.	216,364
21,203	Boston Scientific Corp. (a)	224,540
2,539	CareFusion Corp. (a)	55,350
1,401	CR Bard, Inc.	110,133
2,103	DENTSPLY International, Inc.	72,638
2,254	Hospira, Inc. (a)	100,528
552	Intuitive Surgical, Inc. (a)	144,762
14,524	Medtronic, Inc.	534,483
4,860	St Jude Medical, Inc. (a)	189,589
3,523	Stryker Corp.	160,050
1,755	Varian Medical Systems, Inc. (a)	73,938
2,683	Zimmer Holdings, Inc. (a)	143,406
		2,491,667
	Health Care Providers & Services (2.0%)
5,700	Aetna, Inc.	158,631
4,412	AmerisourceBergen Corp.	98,741
5,078	Cardinal Health, Inc.	136,090
3,881	CIGNA Corp.	109,017
2,104	Coventry Health Care, Inc. (a)	41,996
1,466	DaVita, Inc. (a)	83,034
3,596	Express Scripts, Inc. (a)	278,978
2,382	Humana, Inc. (a)	88,849
1,525	Laboratory Corp. of America Holdings (a)	100,193
3,502	McKesson Corp.	208,544
6,130	Medco Health Solutions, Inc. (a)	339,050
1,288	Patterson Cos., Inc. (a)	35,098
1,834	Quest Diagnostics, Inc.	95,716
5,862	Tenet Healthcare Corp. (a)	34,469
15,173	UnitedHealth Group, Inc.	379,932
6,145	WellPoint, Inc. (a)	291,027
		2,479,365
	Health Care Technology (0.0%)
2,568	IMS Health, Inc.	39,419

	Hotels, Restaurants & Leisure (1.5%)
6,171	Carnival Corp. (Units) (Panama) (d)	205,371
1,959	Darden Restaurants, Inc.	66,861
4,161	International Game Technology	89,378
2,907	Marriott International, Inc. (Class A)	80,204

14,426	McDonald’s Corp.	$823,292
10,386	Starbucks Corp. (a)	214,471
2,585	Starwood Hotels & Resorts Worldwide, Inc.	85,383
2,504	Wyndham Worldwide Corp.	40,865
870	Wynn Resorts Ltd. (a)	61,674
6,532	Yum! Brands, Inc.	220,520
		1,888,019
	Household Durables (0.4%)
849	Black & Decker Corp.	39,300
3,890	DR Horton, Inc.	44,385
2,117	Fortune Brands, Inc.	90,989
827	Harman International Industries, Inc.	28,019
1,063	KB Home	17,656
2,206	Leggett & Platt, Inc.	42,796
1,995	Lennar Corp. (Class A)	28,429
3,914	Newell Rubbermaid, Inc.	61,411
3,326	Pulte Homes, Inc.	36,553
811	Snap-On, Inc.	28,190
1,113	Stanley Works (The)	47,514
1,038	Whirlpool Corp.	72,618
		537,860
	Household Products (2.5%)
1,959	Clorox Co.	115,228
6,523	Colgate-Palmolive Co.	497,574
5,474	Kimberly-Clark Corp.	322,857
39,332	Procter & Gamble Co. (The)	2,278,110
		3,213,769
	Independent Power Producers & Energy Traders (0.2%)
9,500	AES Corp. (The) (a)	140,790
2,519	Constellation Energy Group, Inc.	81,540
7,142	Dynegy, Inc. (Class A) (a)	18,212
		240,542
	Industrial Conglomerates (2.5%)
9,437	3M Co.	696,450
142,838	General Electric Co. (e)	2,345,400
3,405	Textron, Inc.	64,627
		3,106,477
	Information Technology Services (0.9%)
1,378	Affiliated Computer Services, Inc. (Class A) (a)	74,646
6,564	Automatic Data Processing, Inc.	257,965
4,112	Cognizant Technology Solutions Corp. (Class A) (a)	158,970
2,139	Computer Sciences Corp. (a)	112,747
1,724	Convergys Corp. (a)	17,136
2,683	Fidelity National Information Services, Inc.	68,443
2,262	Fiserv, Inc. (a)	109,028
4,534	Paychex, Inc.	131,713
2,779	Total System Services, Inc.	44,770
8,842	Western Union Co. (The)	167,291
		1,142,709
	Insurance (2.6%)
5,980	Aflac, Inc.	255,585
6,784	Allstate Corp. (The) (f)	207,726
1,898	American International Group, Inc. (a)	83,721
3,810	AON Corp.	155,029
1,661	Assurant, Inc.	53,252
4,580	Chubb Corp.	230,878
2,293	Cincinnati Financial Corp.	59,595
6,116	Genworth Financial, Inc. (Class A)	73,086

4,701	Hartford Financial Services Group, Inc.	$124,576
3,613	Lincoln National Corp.	93,613
5,111	Loews Corp.	175,052
7,259	Marsh & McLennan Cos., Inc.	179,515
2,660	MBIA, Inc. (a)	20,642
11,080	MetLife, Inc. (g)	421,816
3,845	Principal Financial Group, Inc.	105,315
9,541	Progressive Corp. (The) (a)	158,190
6,105	Prudential Financial, Inc.	304,700
1,201	Torchmark Corp.	52,159
7,771	Travelers Cos., Inc. (The)	382,566
4,676	Unum Group	100,253
4,671	XL Capital Ltd. (Class A) (Cayman Islands)	81,556
		3,318,825
	Internet & Catalog Retail (0.4%)
4,323	Amazon.com, Inc. (a)	403,595
2,958	Expedia, Inc. (a)	70,844
		474,439
	Internet Software & Services (1.8%)
2,388	Akamai Technologies, Inc. (a)	46,996
14,552	eBay, Inc. (a)	343,573
3,233	Google, Inc. (Class A) (a)	1,603,083
2,740	VeriSign, Inc. (a)	64,910
15,291	Yahoo!, Inc. (a)	272,333
		2,330,895
	Leisure Equipment & Products (0.1%)
3,791	Eastman Kodak Co.	18,121
1,749	Hasbro, Inc.	48,535
5,061	Mattel, Inc.	93,426
		160,082
	Life Sciences Tools & Services (0.4%)
2,437	Life Technologies Corp. (a)	113,442
780	Millipore Corp. (a)	54,858
1,668	PerkinElmer, Inc.	32,092
5,408	Thermo Fisher Scientific, Inc. (a)	236,167
1,388	Waters Corp. (a)	77,534
		514,093
	Machinery (1.5%)
8,105	Caterpillar, Inc.	416,030
2,844	Cummins, Inc.	127,439
3,611	Danaher Corp.	243,092
5,525	Deere & Co.	237,133
2,626	Dover Corp.	101,784
2,329	Eaton Corp.	131,798
798	Flowserve Corp.	78,635
4,979	Illinois Tool Works, Inc.	212,653
5,121	PACCAR, Inc.	193,113
1,667	Pall Corp.	53,811
2,276	Parker Hannifin Corp.	117,988
		1,913,476
	Media (2.7%)
9,601	CBS Corp. (Class B)	115,692
39,147	Comcast Corp. (Class A)	661,193
5,550	DIRECTV Group, Inc. (The) (a)	153,069
3,221	Gannett Co., Inc.	40,295
6,729	Interpublic Group of Cos., Inc. (a)	50,602
4,441	McGraw-Hill Cos., Inc. (The)	111,647
510	Meredith Corp.	15,269

1,645	New York Times Co. (The) (Class A)	$13,357
30,432	News Corp. (Class A)	364,880
4,389	Omnicom Group, Inc.	162,130
1,272	Scripps Networks Interactive, Inc. (Class A)	47,000
4,957	Time Warner Cable, Inc.	213,597
15,965	Time Warner, Inc.	459,473
7,744	Viacom, Inc. (Class B) (a)	217,142
25,242	Walt Disney Co. (The)	693,145
85	Washington Post Co. (The) (Class B)	39,787
		3,358,278
	Metals & Mining (1.0%)
1,582	AK Steel Holding Corp.	31,213
12,445	Alcoa, Inc.	163,279
1,360	Allegheny Technologies, Inc.	47,586
5,526	Freeport-McMoRan Copper & Gold, Inc. (Class B)	379,139
6,658	Newmont Mining Corp.	293,085
4,433	Nucor Corp.	208,395
1,202	Titanium Metals Corp.	11,527
1,679	United States Steel Corp.	74,497
		1,208,721
	Multi-Utilities (1.3%)
2,986	Ameren Corp.	75,486
4,860	Centerpoint Energy, Inc.	60,410
3,194	CMS Energy Corp.	42,800
3,864	Consolidated Edison, Inc.	158,192
8,209	Dominion Resources, Inc.	283,211
2,302	DTE Energy Co.	80,892
1,079	Integrys Energy Group, Inc.	38,725
3,873	NiSource, Inc.	53,796
5,097	PG&E Corp.	206,378
6,394	Public Service Enterprise Group, Inc.	201,027
1,658	SCANA Corp.	57,864
3,440	Sempra Energy	171,346
3,005	TECO Energy, Inc.	42,310
1,651	Wisconsin Energy Corp.	74,576
6,341	Xcel Energy, Inc.	122,001
		1,669,014
	Multiline Retail (0.9%)
1,160	Big Lots, Inc. (a)	29,023
1,973	Family Dollar Stores, Inc.	52,087
3,137	JC Penney Co., Inc.	105,874
4,303	Kohl’s Corp. (a)	245,486
5,939	Macy’s, Inc.	108,624
2,251	Nordstrom, Inc.	68,746
786	Sears Holdings Corp. (a)	51,334
10,027	Target Corp.	468,060
		1,129,234
	Office Electronics (0.1%)
12,223	Xerox Corp.	94,606

	Oil, Gas & Consumable Fuels (9.8%)
6,653	Anadarko Petroleum Corp.	417,343
4,457	Apache Corp.	409,286
1,459	Cabot Oil & Gas Corp.	52,159
8,161	Chesapeake Energy Corp.	231,772
27,032	Chevron Corp.	1,903,864
20,037	ConocoPhillips	904,871
2,559	Consol Energy, Inc.	115,436
3,950	Denbury Resources, Inc. (a)	59,763
5,826	Devon Energy Corp.	392,265

9,902	El Paso Corp.	$102,189
3,229	EOG Resources, Inc.	269,654
64,329	Exxon Mobil Corp.	4,413,613
4,006	Hess Corp.	214,161
9,211	Marathon Oil Corp.	293,831
1,202	Massey Energy Co.	33,524
2,690	Murphy Oil Corp.	154,863
2,439	Noble Energy, Inc.	160,876
10,942	Occidental Petroleum Corp.	857,853
3,765	Peabody Energy Corp.	140,133
1,662	Pioneer Natural Resources Co.	60,314
2,194	Range Resources Corp.	108,296
4,848	Southwestern Energy Co. (a)	206,913
8,629	Spectra Energy Corp.	163,433
1,650	Sunoco, Inc.	46,942
1,955	Tesoro Corp.	29,286
7,287	Valero Energy Corp.	141,295
8,171	Williams Cos., Inc. (The)	146,016
7,855	XTO Energy, Inc.	324,569
		12,354,520
	Paper & Forest Products (0.2%)
6,037	International Paper Co.	134,202
2,412	MeadWestvaco Corp.	53,812
2,984	Weyerhaeuser Co.	109,364
		297,378
	Personal Products (0.2%)
6,020	Avon Products, Inc.	204,439
1,636	Estee Lauder Cos., Inc. (The) (Class A)	60,663
		265,102
	Pharmaceuticals (6.9%)
20,479	Abbott Laboratories	1,013,096
4,045	Allergan, Inc.	229,594
26,333	Bristol-Myers Squibb Co.	593,019
13,359	Eli Lilly & Co.	441,248
4,256	Forest Laboratories, Inc. (a)	125,297
36,785	Johnson & Johnson	2,239,839
3,480	King Pharmaceuticals, Inc. (a)	37,480
27,914	Merck & Co., Inc.	882,920
4,303	Mylan, Inc. (a)	68,891
90,850	Pfizer, Inc.	1,503,567
22,117	Schering-Plough Corp.	624,805
1,477	Watson Pharmaceuticals, Inc. (a)	54,117
17,657	Wyeth	857,777
		8,671,650
	Professional Services (0.2%)
761	Dun & Bradstreet Corp.	57,318
1,784	Equifax, Inc.	51,986
1,740	Monster Worldwide, Inc. (a)	30,415
2,191	Robert Half International, Inc.	54,819
		194,538
	Real Estate Investment Trusts (REITs) (1.1%)
1,642	Apartment Investment & Management Co. (Class A)	24,220
1,123	AvalonBay Communities, Inc.	81,676
1,706	Boston Properties, Inc.	111,828
3,841	Equity Residential	117,919
3,568	HCP, Inc.	102,544
1,403	Health Care REIT, Inc.	58,393
7,379	Host Hotels & Resorts, Inc.	86,851
4,224	Kimco Realty Corp.	55,081

2,355	Plum Creek Timber Co., Inc.	$72,157
4,926	ProLogis	58,718
1,770	Public Storage	133,175
3,673	Simon Property Group, Inc.	255,016
2,081	Ventas, Inc.	80,118
2,001	Vornado Realty Trust	128,884
		1,366,580
	Real Estate Management & Development (0.0%)
3,149	CB Richard Ellis Group, Inc. (Class A) (a)	36,969

	Road & Rail (0.9%)
3,363	Burlington Northern Santa Fe Corp.	268,468
5,026	CSX Corp.	210,388
4,716	Norfolk Southern Corp.	203,307
785	Ryder System, Inc.	30,662
6,713	Union Pacific Corp.	391,704
		1,104,529
	Semiconductors & Semiconductor Equipment (2.6%)
8,592	Advanced Micro Devices, Inc. (a)	48,631
4,199	Altera Corp.	86,121
4,112	Analog Devices, Inc.	113,409
17,167	Applied Materials, Inc.	230,038
5,407	Broadcom Corp. (Class A) (a)	165,941
74,493	Intel Corp.	1,457,828
2,384	Kla-Tencor Corp.	85,490
3,131	Linear Technology Corp.	86,510
9,109	LSI Corp. (a)	50,008
3,169	MEMC Electronic Materials, Inc. (a)	52,700
2,568	Microchip Technology, Inc.	68,052
10,785	Micron Technology, Inc. (a)	88,437
2,755	National Semiconductor Corp.	39,314
1,379	Novellus Systems, Inc. (a)	28,931
7,584	Nvidia Corp. (a)	113,987
2,391	Teradyne, Inc. (a)	22,117
17,127	Texas Instruments, Inc.	405,739
3,868	Xilinx, Inc.	90,589
		3,233,842
	Software (4.0%)
6,806	Adobe Systems, Inc. (a)	224,870
3,195	Autodesk, Inc. (a)	76,041
2,648	BMC Software, Inc. (a)	99,380
5,562	CA, Inc.	122,308
2,565	Citrix Systems, Inc. (a)	100,625
3,481	Compuware Corp. (a)	25,516
4,531	Electronic Arts, Inc. (a)	86,316
4,520	Intuit, Inc. (a)	128,820
2,157	McAfee, Inc. (a)	94,455
103,561	Microsoft Corp.	2,681,194
4,875	Novell, Inc. (a)	21,986
51,839	Oracle Corp.	1,080,325
2,639	Red Hat, Inc. (a)	72,942
1,482	Salesforce.com, Inc. (a)	84,370
10,294	Symantec Corp. (a)	169,542
		5,068,690
	Specialty Retail (1.9%)
1,229	Abercrombie & Fitch Co. (Class A)	40,409
1,523	AutoNation, Inc. (a)	27,536
348	AutoZone, Inc. (a)	50,885
3,667	Bed Bath & Beyond, Inc. (a)	137,659
4,770	Best Buy Co., Inc.	178,970

2,313	GameStop Corp. (Class A) (a)		$61,225
6,584	Gap, Inc. (The)		140,898
23,015	Home Depot, Inc. (The)		613,120
19,714	Lowe’s Cos., Inc.		412,811
3,821	Ltd. Brands, Inc.		64,919
1,853	O’Reilly Automotive, Inc. (a)		66,967
3,882	Office Depot, Inc. (a)		25,699
1,766	RadioShack Corp.		29,263
1,387	Sherwin-Williams Co. (The)		83,442
10,074	Staples, Inc.		233,918
1,738	Tiffany & Co.		66,965
5,879	TJX Cos., Inc.		218,405
			2,453,091
	Textiles, Apparel & Luxury Goods (0.5%)
3,886	Coach, Inc.		127,927
5,100	NIKE, Inc. (Class B)		329,970
794	Polo Ralph Lauren Corp.		60,836
1,244	VF Corp.		90,103
			608,836
	Thrifts & Mortgage Finance (0.1%)
5,424	Hudson City Bancorp, Inc.		71,326
4,911	People’s United Financial, Inc.		76,415
			147,741
	Tobacco (1.6%)
27,660	Altria Group, Inc.		492,625
2,045	Lorillard, Inc.		151,943
25,701	Philip Morris International, Inc.		1,252,667
2,387	Reynolds American, Inc.		106,269
			2,003,504
	Trading Companies & Distributors (0.1%)
1,825	Fastenal Co.		70,627
913	WW Grainger, Inc.		81,586
			152,213
	Wireless Telecommunication Services (0.3%)
4,953	American Tower Corp. (Class A) (a)		180,289
2,582	MetroPCS Communications, Inc. (a)		24,168
40,341	Sprint Nextel Corp. (a)		159,347
			363,804
	Total Common Stocks (Cost $104,008,930)		125,326,331

NUMBER OF SHARES (000)
	Short-Term Investment (h)(0.8%)
	Investment Company
1,027	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,026,679)		1,026,679
	Total Investments (Cost $105,035,609) (i)(j)	99.9%	126,353,010
	Other Assets in Excess of Liabilities	0.1	75,812
	Net Assets	100.0%	$126,428,822

CR	Custodial Receipts.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	For the nine months ended September 30, 2009, the cost of purchases of Morgan Stanley common stock, an affiliate of the Portfolio, was $88,960.
(c)

For the four months ended September 30, 2009, the cost of purchases and the proceeds from sales of Citigroup, Inc. common stock, an affiliate of the Portfolio, was $415,059 and $23,612, respectively, including net realized losses of $154,828.

(d)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(e)	A portion of this security has been physically segregated in connection with open futures contracts.
(f)

For the nine months ended September 30, 2009, the proceeds from sales of Allstate Corp. (The) common stock, an affiliate of the Portfolio, was $24,005, respectively, including net realized losses of $3,959.

(g)	For the nine months ended September 30, 2009, the cost of purchases of Metlife Inc. common stock, an affiliate of the Portfolio, was $8,923.
(h)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(i)	Securities have been designated as collateral in connection with open futures contracts.
(j)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at September 30, 2009:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
22	Long	S&P 500 E-MINI, December 2009	$1,158,190	$(5,129)
		Net Unrealized Depreciation		$(5,129)

MS Variable S&P 500 Index

Fair Valuation Measurements

09/30/2009

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 — unadjusted quoted prices in active markets for identical investments

•                                          Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Common Stocks
Aerospace & Defense	$3,483,270	$3,483,270	—	—
Air Freight & Logistics	1,289,503	1,289,503	—	—
Airlines	100,282	100,282	—	—
Auto Components	272,470	272,470	—	—
Automobiles	382,619	382,619	—	—
Beverages	3,363,778	3,363,778	—	—
Biotechnology	2,174,927	2,174,927	—	—
Building Products	65,659	65,659	—	—
Capital Markets	3,804,559	3,804,559	—	—
Chemicals	2,538,750	2,538,750	—	—
Commercial Banks	3,510,638	3,510,638	—	—
Commercial Services & Supplies	697,358	697,358	—	—
Communications Equipment	3,444,028	3,444,028	—	—
Computers & Peripherals	7,139,658	7,139,658	—	—
Construction & Engineering	270,378	270,378	—	—
Construction Materials	84,079	84,079	—	—
Consumer Finance	1,154,141	1,154,141	—	—
Containers & Packaging	281,201	281,201	—	—
Distributors	85,673	85,673	—	—
Diversified Consumer Services	245,844	245,844	—	—
Diversified Financial Services	5,740,819	5,740,819	—	—
Diversified Telecommunication Services	3,607,784	3,607,784	—	—
Electric Utilities	2,618,986	2,618,986	—	—
Electrical Equipment	491,326	491,326	—	—
Electronic Equipment, Instruments & Components	681,802	681,802	—	—
Energy Equipment & Services	2,335,765	2,335,765	—	—
Food & Staples Retailing	3,537,149	3,537,149	—	—
Food Products	2,095,354	2,095,354	—	—
Gas Utilities	194,054	194,054	—	—
Health Care Equipment & Supplies	2,491,667	2,491,667	—	—
Health Care Providers & Services	2,479,365	2,479,365	—	—
Health Care Technology	39,419	39,419	—	—
Hotels, Restaurants & Leisure	1,888,019	1,888,019	—	—
Household Durables	537,860	537,860	—	—
Household Products	3,213,769	3,213,769	—	—
Independent Power Producers & Energy Traders	240,542	240,542	—	—
Industrial Conglomerates	3,106,477	3,106,477	—	—
Information Technology Services	1,142,709	1,142,709
Insurance	3,318,825	3,318,825	—	—
Internet & Catalog Retail	474,439	474,439	—	—
Internet Software & Services	2,330,895	2,330,895	—	—
Leisure Equipment & Products	160,082	160,082	—	—
Life Sciences Tools & Services	514,093	514,093	—	—
Machinery	1,913,476	1,913,476	—	—
Media	3,358,278	3,358,278	—	—
Metals & Mining	1,208,721	1,208,721	—	—
Multi-Utilities	1,669,014	1,669,014	—	—
Multiline Retail	1,129,234	1,129,234	—	—
Office Electronics	94,606	94,606	—	—
Oil, Gas & Consumable Fuels	12,354,520	12,354,520	—	—
Paper & Forest Products	297,378	297,378	—	—
Personal Products	265,102	265,102	—	—
Pharmaceuticals	8,671,650	8,671,650	—	—
Professional Services	194,538	194,538	—	—
Real Estate Investment Trusts (REITs)	1,366,580	1,366,580	—	—
Real Estate Management & Development	36,969	36,969	—	—
Road & Rail	1,104,529	1,104,529	—	—
Semiconductors & Semiconductor Equipment	3,233,842	3,233,842	—	—
Software	5,068,690	5,068,690	—	—
Specialty Retail	2,453,091	2,453,091	—	—
Textiles, Apparel & Luxury Goods	608,836	608,836	—	—
Thrifts & Mortgage Finance	147,741	147,741	—	—
Tobacco	2,003,504	2,003,504	—	—
Trading Companies & Distributors	152,213	152,213	—	—
Wireless Telecommunication Services	363,804	363,804	—	—
Total Common Stocks	125,326,331	125,326,331	—	—
Short-Term Investments - Investment Company	1,026,679	1,026,679	—	—
Total Assets	$126,353,010	$126,353,010	—	—
Liabilities
Futures	$(5,129)	$(5,129)	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Variable Investment Series - Aggressive Equity Portfolio

Portfolio of Investments • September 30, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (94.7%)
	Air Freight & Logistics (2.4%)
21,281	Expeditors International of Washington, Inc.	$748,027

	Capital Markets (4.6%)
15,892	Greenhill & Co., Inc.	1,423,605

	Chemicals (4.3%)
17,315	Monsanto Co.	1,340,181

	Communications Equipment (2.0%)
9,178	Research In Motion Ltd. (Canada) (a)	619,974

	Computers & Peripherals (6.5%)
10,897	Apple, Inc. (a)	2,019,977

	Construction Materials (1.1%)
26,256	Cemex SAB de CV (ADR) (Mexico) (a)	339,228

	Distributors (3.5%)
274,000	Li & Fung Ltd. (Bermuda) (b)	1,104,832

	Diversified Financial Services (6.9%)
101,322	BM&F Bovespa SA (Brazil)	748,651
1,854	CME Group, Inc.	571,384
30,116	Leucadia National Corp. (a)	744,468
2,823	MSCI, Inc. (Class A) (a)	83,617
		2,148,120
	Health Care Technology (2.9%)
23,284	athenahealth, Inc. (a)	893,407

	Hotels, Restaurants & Leisure (6.4%)
16,943	Ctrip.com International Ltd. (ADR) (Cayman Islands) (a)	996,079
13,911	Wynn Resorts Ltd. (a)	986,151
		1,982,230
	Information Technology Services (6.2%)
6,108	Mastercard, Inc. (Class A)	1,234,732
45,090	Redecard SA (Brazil)	697,119
		1,931,851
	Internet & Catalog Retail (6.2%)
20,592	Amazon.com, Inc. (a)	1,922,469

	Internet Software & Services (16.1%)
2,956	Baidu, Inc. (ADR) (Cayman Islands) (a)	1,155,944
4,109	Google, Inc. (Class A) (a)	2,037,447
112,200	Tencent Holdings Ltd. (Cayman Islands)	1,825,591
		5,018,982
	Life Sciences Tools & Services (6.1%)
24,273	Illumina, Inc. (a)	1,031,602
13,709	Techne Corp.	857,498
		1,889,100
	Oil, Gas & Consumable Fuels (7.0%)
17,711	Range Resources Corp.	874,215
26,798	Ultra Petroleum Corp. (Canada) (a)	1,312,030
		2,186,245
	Professional Services (2.6%)
19,795	CoStar Group, Inc. (a)	815,950

	Real Estate Management & Development (3.8%)
52,452	Brookfield Asset Management, Inc. (Class A) (Canada)	1,191,185

	Semiconductors & Semiconductor Equipment (3.3%)
36,822	Tessera Technologies, Inc. (a)	1,026,966

	Software (2.8%)
15,513	Salesforce.com, Inc. (a)	883,155
	Total Common Stocks (Cost $25,761,267)	29,485,484

NUMBER OF SHARES (000)
	Short-Term Investment (c)(5.4%)
	Investment Company
1,699	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class (Cost $1,699,393)		$1,699,393
	Total Investments (d) (Cost $27,460,660)	100.1%	31,184,877
	Liabilities in Excess of Other Assets	(0.1)	(41,410)
	Net Assets	100.0%	$31,143,467

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MS Variable Aggressive Equity

Fair Valuation Measurements

09/30/2009

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 — unadjusted quoted prices in active markets for identical investments

•                                          Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Common Stocks
Air Freight & Logistics	$748,027	$748,027	—	—
Capital Markets	1,423,605	1,423,605	—	—
Chemicals	1,340,181	1,340,181	—	—
Communications Equipment	619,974	619,974	—	—
Computers & Peripherals	2,019,977	2,019,977	—	—
Construction Materials	339,228	339,228	—	—
Distributors	1,104,832	1,104,832	—	—
Diversified Financial Services	2,148,120	2,148,120	—	—
Health Care Technology	893,407	893,407	—	—
Hotels, Restaurants & Leisure	1,982,230	1,982,230	—	—
Information Technology Services	1,931,851	1,931,851	—	—
Internet & Catalog Retail	1,922,469	1,922,469	—	—
Internet Software & Services	5,018,982	5,018,982	—	—
Life Sciences Tools & Services	1,889,100	1,889,100	—	—
Oil, Gas & Consumable Fuels	2,186,245	2,186,245	—	—
Professional Services	815,950	815,950	—	—
Real Estate Management & Development	1,191,185	1,191,185	—	—
Semiconductors & Semiconductor Equipment	1,026,966	1,026,966	—	—
Software	883,155	883,155	—	—
Total Common Stocks	29,485,484	29,485,484	—	—
Short-Term Investment - Investment Company	1,699,393	1,699,393	—	—
Total	$31,184,877	$31,184,877	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Morgan Stanley Variable Investment Series - Strategist Portfolio

Portfolio of Investments • September 30, 2009 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (60.1%)
	Aerospace & Defense (2.6%)
31,810	Boeing Co. (The)	$1,722,512
26,755	Northrop Grumman Corp.	1,384,571
41,255	Raytheon Co.	1,979,002
		5,086,085
	Airlines (0.4%)
54,280	Continental Airlines, Inc. (Class B) (a)	892,363

	Automobiles (0.6%)
41,110	Honda Motor Co. Ltd. (ADR) (Japan)	1,246,044

	Biotechnology (2.7%)
23,010	Amgen, Inc. (a)	1,385,892
18,090	Celgene Corp. (a)	1,011,231
28,460	Gilead Sciences, Inc. (a)	1,325,667
44,890	Vertex Pharmaceuticals, Inc. (a)	1,701,331
		5,424,121
	Capital Markets (2.1%)
22,465	AllianceBernstein Holding LP	612,845
45,650	Charles Schwab Corp. (The)	874,197
7,065	Goldman Sachs Group, Inc. (The)	1,302,433
31,090	Lazard Ltd. (Class A) (Bermuda)	1,284,328
		4,073,803
	Chemicals (0.6%)
36,130	EI Du Pont de Nemours & Co.	1,161,218

	Commercial Services & Supplies (1.2%)
77,490	Waste Management, Inc.	2,310,752

	Communications Equipment (1.2%)
70,100	Cisco Systems, Inc. (a)	1,650,154
47,730	Nokia OYJ (ADR) (Finland)	697,813
		2,347,967
	Computers & Peripherals (3.6%)
12,565	Apple, Inc. (a)	2,329,174
104,645	EMC Corp. (a)	1,783,151
25,038	International Business Machines Corp.	2,994,795
		7,107,120
	Construction & Engineering (0.9%)
96,980	Chicago Bridge & Iron Co. (NY Registered Shares) (Netherlands)	1,811,586

	Diversified Financial Services (2.4%)
69,525	Bank of America Corp.	1,176,363
164,430	Citigroup, Inc. (b)	795,841
34,920	JPMorgan Chase & Co.	1,530,195
41,615	NYSE Euronext	1,202,257
		4,704,656
	Diversified Telecommunication Services (3.0%)
124,035	AT&T, Inc.	3,350,185
63,231	Qwest Communications International, Inc.	240,910
20,960	Verizon Communications, Inc.	634,459
164,875	Windstream Corp.	1,670,184
		5,895,738
	Electric Utilities (0.9%)
56,200	American Electric Power Co., Inc.	1,741,638

	Electrical Equipment (0.8%)
41,770	Emerson Electric Co.	1,674,142

	Electronic Equipment, Instruments & Components (1.2%)
159,320	Corning, Inc.	2,439,189

	Energy Equipment & Services (2.5%)
12,750	Diamond Offshore Drilling, Inc.	1,217,880

47,920	Halliburton Co.	$1,299,590
30,705	Smith International, Inc.	881,234
74,725	Weatherford International Ltd. (Switzerland) (a)	1,549,049
		4,947,753
	Food & Staples Retailing (0.5%)
18,685	Costco Wholesale Corp.	1,054,955

	Food Products (1.6%)
32,220	Kellogg Co.	1,586,190
60,340	Kraft Foods, Inc. (Class A)	1,585,132
		3,171,322
	Health Care Equipment & Supplies (1.9%)
22,660	Covidien PLC (Ireland)	980,272
11,290	CR Bard, Inc.	887,507
30,715	St Jude Medical, Inc. (a)	1,198,192
12,605	Zimmer Holdings, Inc. (a)	673,737
		3,739,708
	Hotels, Restaurants & Leisure (1.2%)
12,190	Burger King Holdings, Inc.	214,422
28,440	Carnival Corp. (Units) (Panama) (c)	946,483
20,460	McDonald’s Corp.	1,167,653
		2,328,558
	Household Durables (1.6%)
47,510	Gafisa SA (ADR) (Brazil)	1,442,404
57,230	Sony Corp. (ADR) (Japan)	1,671,116
		3,113,520
	Household Products (0.3%)
8,910	Colgate-Palmolive Co.	679,655

	Industrial Conglomerates (0.7%)
80,150	General Electric Co.	1,316,063

	Information Technology Services (0.5%)
13,695	Visa, Inc. (Class A)	946,462

	Insurance (1.2%)
40,400	Allstate Corp. (The) (d)	1,237,048
23,770	Chubb Corp.	1,198,246
		2,435,294
	Internet Software & Services (1.2%)
43,480	eBay, Inc. (a)	1,026,563
2,745	Google, Inc. (Class A) (a)	1,361,108
		2,387,671
	Life Sciences Tools & Services (0.6%)
25,560	Thermo Fisher Scientific, Inc. (a)	1,116,205

	Machinery (0.2%)
11,385	PACCAR, Inc.	429,328

	Media (0.6%)
31,950	Omnicom Group, Inc.	1,180,233

	Metals & Mining (4.2%)
61,395	AK Steel Holding Corp.	1,211,323
45,700	Barrick Gold Corp. (Canada)	1,732,030
11,760	Freeport-McMoRan Copper & Gold, Inc. (Class B)	806,854
49,690	Goldcorp, Inc. (Canada)	2,005,985
54,310	Kinross Gold Corp. (Canada)	1,178,527
33,055	United States Steel Corp.	1,466,651
		8,401,370
	Multiline Retail (0.6%)
19,240	Kohl’s Corp. (a)	1,097,642

	Oil, Gas & Consumable Fuels (1.4%)
17,020	Exxon Mobil Corp.	$1,167,742
30,325	Hess Corp.	1,621,175
		2,788,917
	Pharmaceuticals (2.2%)
26,280	Johnson & Johnson	1,600,189
53,685	Merck & Co., Inc.	1,698,057
58,880	Pfizer, Inc.	974,464
		4,272,710
	Real Estate Investment Trusts (REITs) (0.6%)
38,040	Plum Creek Timber Co., Inc.	1,165,546

	Real Estate Management & Development (0.7%)
69,680	E-House China Holdings Ltd. (ADR) (Cayman Islands) (a)	1,488,365

	Semiconductors & Semiconductor Equipment (3.5%)
121,850	Applied Materials, Inc.	1,632,790
111,910	Intel Corp.	2,190,079
30,000	Kla-Tencor Corp.	1,075,800
181,117	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (Taiwan)	1,985,042
		6,883,711
	Software (5.5%)
214,500	Activision Blizzard, Inc. (a)	2,657,655
88,050	Microsoft Corp.	2,279,614
131,745	Oracle Corp.	2,745,566
84,220	Sybase, Inc. (a)	3,276,158
		10,958,993
	Specialty Retail (0.4%)
6,405	Lowe’s Cos., Inc.	134,121
25,560	Staples, Inc.	593,503
		727,624
	Tobacco (1.3%)
53,010	Altria Group, Inc.	944,108
35,245	Philip Morris International, Inc.	1,717,841
		2,661,949
	Water Utilities (0.9%)
87,945	American Water Works Co., Inc.	1,753,623
	Total Common Stocks (Cost $99,875,289)	118,963,599

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (8.9%)
	Advertising Agencies (0.0%)
$60	Omnicom Group, Inc.	6.25%	07/15/19	64,845

	Advertising Services (0.1%)
100	WPP Finance UK (United Kingdom)	8.00	09/15/14	109,807

	Aerospace/Defense (0.1%)
20	Boeing Co. (The)	4.875	02/15/20	20,672
60	Boeing Co. (The)	6.00	03/15/19	67,426
86	Systems 2001 Asset Trust (144A) (Cayman Islands)(e)	6.664	09/15/13	85,100
				173,198
	Agricultural Chemicals (0.1%)
25	Monsanto Co.	5.125	04/15/18	26,578
65	Potash Corp. of Saskatchewan, Inc. (Canada)	5.875	12/01/36	66,976
25	Potash Corp. of Saskatchewan, Inc. (Canada)	6.50	05/15/19	28,068
				121,622

	Agricultural Operations (0.1%)
$55	Archer-Daniels-Midland Co.	5.45%	03/15/18	$59,701
35	Bunge Ltd. Finance Corp.	8.50	06/15/19	40,418
				100,119
	Airlines (0.1%)
152	America West Airlines LLC (Series 011G) (AMBAC Insd)	7.10	04/02/21	118,901

	Applications Software (0.0%)
25	Microsoft Corp.	4.20	06/01/19	25,790

	Auto-Cars/Light Trucks (0.0%)
60	Daimler Finance North America LLC	7.30	01/15/12	64,762

	Beverages-Non-alcoholic (0.0%)
65	Dr Pepper Snapple Group, Inc.	6.82	05/01/18	74,013

	Beverages-Wine/Spirits (0.1%)
25	Constellation Brands, Inc.	7.25	09/01/16	25,000
50	Diageo Capital PLC (United Kingdom)	5.75	10/23/17	54,969
40	Diageo Capital PLC (United Kingdom)	7.375	01/15/14	46,399
				126,368
	Brewery (0.1%)
25	Anheuser-Busch InBev Worldwide, Inc. (144A) (e)	5.375	11/15/14	26,704
50	Anheuser-Busch InBev Worldwide, Inc. (144A) (e)	7.20	01/15/14	56,345
95	FBG Finance Ltd. (144A) (Australia)(e)	5.125	06/15/15	99,184
				182,233
	Building Product-Cement/Aggregation (0.1%)
75	CRH America, Inc.	6.00	09/30/16	76,996
30	Holcim US Finance Sarl & Cie SCS (144A) (Luxembourg)(e)	6.00	12/30/19	30,423
				107,419
	Building Societies (0.1%)
110	Nationwide Building Society (144A) (United Kingdom)(e)	4.25	02/01/10	110,111

	Cable/Satellite TV (0.3%)
115	Comcast Corp.	5.70	05/15/18	121,113
30	Comcast Corp.	6.50	01/15/15	33,466
100	COX Communications, Inc. (144A) (e)	8.375	03/01/39	123,742
45	CSC Holdings, Inc.	7.625	07/15/18	45,900
30	DirecTV Holdings LLC / Financing Co., Inc. (144A) (e)	5.875	10/01/19	29,963
65	DirecTV Holdings LLC / Financing Co., Inc.	7.625	05/15/16	69,875
20	Time Warner Cable, Inc.	6.75	07/01/18	22,132
40	Time Warner Cable, Inc.	6.75	06/15/39	43,402
25	Time Warner Cable, Inc.	8.25	04/01/19	30,269
65	Time Warner Cable, Inc.	8.75	02/14/19	80,210
				600,072
	Cellular Telephone (0.0%)
25	Cellco Partnership / Verizon Wireless Capital LLC (144A) (e)	5.55	02/01/14	27,043

	Chemicals: Major Diversified (0.0%)
55	Du Pont (E.I.) de Nemours & Co.	6.00	07/15/18	61,623

	Commercial Banks Non-U.S. (0.3%)
175	Barclays Bank PLC (United Kingdom)	6.75	05/22/19	196,079
140	Deutsche Bank AG (Germany)	3.875	08/18/14	141,883
130	HBOS PLC (144A) (United Kingdom)(e)	6.75	05/21/18	116,094
100	Royal Bank of Scotland PLC (The) (144A) (United Kingdom)(e)	4.875	08/25/14	101,647

$75	Westpac Banking Corp. (Australia)	4.20%	02/27/15	$76,320
				632,023
	Commercial Banks- Eastern U.S. (0.2%)
200	Credit Suisse (Switzerland)	5.30	08/13/19	205,462
50	Credit Suisse (Switzerland)	6.00	02/15/18	52,434
65	UBS AG/Stamford Branch (Switzerland)	5.875	12/20/17	66,646
				324,542
	Commercial Banks-Southern U.S. (0.0%)
50	BB&T Corp. (MTN)	6.85	04/30/19	56,030

	Computers (0.1%)
60	Hewlett-Packard Co.	4.75	06/02/14	64,464
20	Hewlett-Packard Co.	5.50	03/01/18	21,891
100	International Business Machines Corp.	7.625	10/15/18	123,266
				209,621
	Cosmetics&Toiletries (0.0%)
35	Procter & Gamble Co. (The)	4.70	02/15/19	36,649

	Data Processing Services (0.0%)
40	Fiserv, Inc.	6.80	11/20/17	44,236

	Diversified Banking Institution (0.7%)
60	Bank of America Corp.	5.65	05/01/18	59,343
185	Bank of America Corp.	5.75	12/01/17	184,960
110	Citigroup, Inc. (b)	5.875	05/29/37	96,213
185	Citigroup, Inc. (b)	6.125	11/21/17	183,968
70	Citigroup, Inc. (b)	6.125	05/15/18	69,039
120	Citigroup, Inc. (b)	8.50	05/22/19	135,689
50	Goldman Sachs Group, Inc. (The)	3.625	08/01/12	51,364
270	Goldman Sachs Group, Inc. (The)	6.15	04/01/18	284,486
80	Goldman Sachs Group, Inc. (The)	6.75	10/01/37	82,826
65	JPMorgan Chase & Co.	4.75	05/01/13	68,872
215	JPMorgan Chase & Co.	6.00	01/15/18	231,143
				1,447,903
	Diversified Financial Service (0.2%)
215	General Electric Capital Corp.	5.625	05/01/18	214,328
105	General Electric Capital Corp. (MTN)	6.00	08/07/19	106,713
				321,041
	Diversified Manufactured Operation (0.4%)
90	Cooper US, Inc.	5.25	11/15/12	97,564
430	General Electric Co.	5.25	12/06/17	442,017
200	Tyco Electronics Group SA (Luxembourg)	5.95	01/15/14	208,429
				748,010
	Diversified Minerals (0.1%)
25	Rio Tinto Finance Ltd. (Australia)	6.50	07/15/18	26,929
15	Rio Tinto Finance Ltd. (Australia)	9.00	05/01/19	18,444
60	Vale Overseas Ltd. (Cayman Islands)	5.625	09/15/19	61,331
				106,704
	Electric Products-Miscellaneous (0.1%)
30	Emerson Electric Co.	4.875	10/15/19	31,807
15	Emerson Electric Co.	5.00	04/15/19	15,989
80	LG Electronics, Inc. (144A) (South Korea)(e)	5.00	06/17/10	80,757
				128,553
	Electric Utilities (0.1%)
140	FirstEnergy Solutions Corp. (144A) (e)	6.05	08/15/21	144,977

	Electric-Distribution (0.0%)
55	Detroit Edison Co. (The)	6.125	10/01/10	57,814

	Electric-Integrated (0.7%)
35	Carolina Power & Light Co.	5.30	01/15/19	37,975

$105	E.ON International Finance BV (144A) (Netherlands)(e)	5.80%	04/30/18	$113,189
85	Electricite de France (EDF) (144A) (France)(e)	6.50	01/26/19	97,568
125	ENEL Finance International SA (144A) (Luxembourg)	5.125	10/07/19	124,450
150	Exelon Generation Co. LLC	5.20	10/01/19	151,935
130	Nisource Finance Corp.	0.977(f)	11/23/09	129,906
75	Nisource Finance Corp.	6.80	01/15/19	76,918
75	Ohio Power Co. (Series 1)	5.375	10/01/21	76,267
50	Ohio Power Co. (Series K)	6.00	06/01/16	53,870
30	Pacificorp	5.50	01/15/19	32,647
55	PPL Energy Supply LLC	6.30	07/15/13	59,101
35	PPL Energy Supply LLC	6.50	05/01/18	37,777
80	Progress Energy, Inc.	7.05	03/15/19	93,312
60	Public Service Co. of Colorado	6.50	08/01/38	72,358
50	Public Service Electric & Gas Co. (Series B) (MTN)	5.00	01/01/13	53,070
45	Union Electric Co.	6.70	02/01/19	50,877
110	Virginia Electric & Power Co.	8.875	11/15/38	156,982
				1,418,202
	Electronic Component (0.0%)
75	Koninklijke Philips Electronics N.V. (Netherlands)	5.75	03/11/18	80,840

	Electronic Measuring Instrument (0.0%)
50	Agilent Technologies, Inc.	5.50	09/14/15	51,497

	Finance-Commercial (0.0%)
30	Caterpillar Financial Services Corp. (MTN)	4.90	08/15/13	31,758

	Finance-Consumer Loans (0.1%)
75	HSBC Finance Corp.	6.375	10/15/11	79,591
115	HSBC Finance Corp.	6.75	05/15/11	121,257
40	SLM Corp. (MTN)	8.45	06/15/18	31,945
				232,793
	Finance-Credit Card (0.1%)
30	American Express Co.	8.125	05/20/19	35,542
45	American Express Credit Corp.	5.125	08/25/14	46,599
110	American Express Credit Corp. (Series C)	7.30	08/20/13	122,093
				204,234
	Finance-Investment Banker/Broker (0.3%)
60	Bear Stearns Cos. LLC (The)	6.40	10/02/17	65,375
130	Bear Stearns Cos. LLC (The)	7.25	02/01/18	148,702
45	Credit Suisse USA, Inc.	5.125	08/15/15	47,567
225	Merrill Lynch & Co., Inc. (MTN)	6.875	04/25/18	237,015
				498,659
	Food-Miscellaneous/Diversified (0.2%)
30	ConAgra Foods, Inc.	7.00	10/01/28	33,282
55	ConAgra Foods, Inc.	8.25	09/15/30	69,449
50	General Mills, Inc.	5.65	02/15/19	54,251
155	Kraft Foods, Inc.	6.125	08/23/18	164,689
10	Kraft Foods, Inc.	7.00	08/11/37	11,176
				332,847
	Food-Retail (0.1%)
15	Delhaize America, Inc.	9.00	04/15/31	19,791
50	Delhaize Group SA (Belgium)	5.875	02/01/14	53,900
20	Kroger Co. (The) (WI)	3.90	10/01/15	20,186
40	Kroger Co. (The)	5.00	04/15/13	42,229
10	Kroger Co. (The)	6.40	08/15/17	11,082
				147,188
	Gold Mining (0.1%)
125	Newmont Mining Corp.	5.125	10/01/19	125,187

	Independent Power Producer (0.0%)
$45	NRG Energy, Inc.	8.50%	06/15/19	$45,281

	Life/Health Insurance (0.1%)
50	Principal Financial Group, Inc.	8.875	05/15/19	60,009
85	Prudential Financial, Inc. (MTN)	4.75	09/17/15	84,512
40	Prudential Financial, Inc. (MTN)	6.625	12/01/37	40,978
20	Prudential Financial, Inc. (Series D) (MTN)	7.375	06/15/19	22,360
				207,859
	Machinery-Construction&Mining (0.0%)
25	Caterpillar, Inc.	6.05	08/15/36	27,458

	Medical Labs&Testing Services (0.1%)
115	Roche Holdings, Inc. (144A) (e)	6.00	03/01/19	128,244

	Medical Products (0.0%)
20	Baxter International, Inc.	5.375	06/01/18	21,712
20	Hospira, Inc. (MTN)	6.40	05/15/15	22,264
				43,976
	Medical-Biomedical/Genetics (0.1%)
45	Amgen, Inc.	5.70	02/01/19	49,558
60	Amgen, Inc.	5.85	06/01/17	66,094
60	Biogen Idec, Inc.	6.875	03/01/18	65,976
				181,628
	Medical-Drugs (0.2%)
50	GlaxoSmithKline Capital, Inc.	5.65	05/15/18	54,869
105	Merck & Co., Inc.	5.00	06/30/19	112,235
70	Novartis Capital Corp.	4.125	02/10/14	73,990
155	Pfizer, Inc.	6.20	03/15/19	175,024
15	Wyeth	5.45	04/01/17	16,278
20	Wyeth	6.45	02/01/24	22,686
				455,082
	Medical-Generic Drugs (0.0%)
60	Watson Pharmaceuticals, Inc.	6.125	08/15/19	63,219

	Medical-HMO (0.1%)
80	UnitedHealth Group, Inc.	6.00	02/15/18	84,206
15	WellPoint, Inc.	7.00	02/15/19	17,081
				101,287
	Multi-line Insurance (0.1%)
50	Allstate Corp. (The) (d)	7.45	05/16/19	59,701
75	MetLife, Inc. (g)	6.75	06/01/16	83,814
75	MetLife, Inc. (Series A) (g)	6.817	08/15/18	83,616
10	MetLife, Inc. (g)	7.717	02/15/19	11,793
				238,924
	Multimedia (0.2%)
100	News America, Inc.	7.85	03/01/39	117,433
40	Time Warner, Inc.	5.875	11/15/16	42,478
60	Time Warner, Inc.	7.70	05/01/32	68,040
20	Viacom, Inc.	5.625	09/15/19	20,367
70	Viacom, Inc.	6.875	04/30/36	74,179
45	Vivendi (144A) (France)(e)	6.625	04/04/18	48,450
				370,947
	Networking Products (0.1%)
60	Cisco Systems, Inc.	4.95	02/15/19	63,189
25	Cisco Systems, Inc.	5.90	02/15/39	27,160
				90,349
	Office Automation&Equipment (0.0%)
45	Xerox Corp.	6.35	05/15/18	46,860

	Oil Company-Exploration&Production (0.3%)
$60	Devon Financing Corp. ULC (Canada)	7.875%	09/30/31	$74,533
70	EnCana Corp. (Canada)	5.90	12/01/17	74,878
5	EnCana Corp. (Canada)	6.50	05/15/19	5,561
100	Gaz Capital SA (144A) (Luxembourg)(e)	6.51	03/07/22	92,130
30	Pioneer Natural Resources Co.	6.65	03/15/17	28,699
95	Questar Market Resources, Inc.	6.80	04/01/18	97,549
105	XTO Energy, Inc.	5.50	06/15/18	108,545
10	XTO Energy, Inc.	6.50	12/15/18	11,059
				492,954
	Oil Company-Integrated (0.1%)
120	ConocoPhillips	5.20	05/15/18	127,388
20	ConocoPhillips	5.75	02/01/19	21,829
				149,217
	Oil&Gas Drilling (0.0%)
55	Transocean, Inc. (Cayman Islands)	6.00	03/15/18	58,851

	Oil-Field Services (0.0%)
70	Weatherford International Ltd. (Switzerland)	6.00	03/15/18	72,647

	Paper&Related Products (0.0%)
75	International Paper Co.	7.50	08/15/21	79,625

	Pharmacy Services (0.0%)
65	Medco Health Solutions, Inc.	7.125	03/15/18	73,770

	Pipelines (0.4%)
55	CenterPoint Energy Resources Corp.	6.25	02/01/37	53,084
25	CenterPoint Energy Resources Corp. (Series B)	7.875	04/01/13	28,173
20	Colorado Interstate Gas Co.	6.80	11/15/15	22,341
50	El Paso Corp. (MTN)	8.25	02/15/16	51,500
35	Enterprise Products Operating LLC (WI)	5.25	01/31/20	35,044
90	Enterprise Products Operating LLC (Series N)	6.50	01/31/19	98,442
135	Kinder Morgan Finance Co. ULC (Canada)	5.70	01/05/16	129,263
60	Plains All American Pipeline LP / PAA Finance Corp.	6.70	05/15/36	62,953
60	Plains All American Pipeline LP / PAA Finance Corp.	8.75	05/01/19	72,146
50	Spectra Energy Capital LLC	7.50	09/15/38	58,504
55	Texas Eastern Transmission LP	7.00	07/15/32	63,470
				674,920
	Property Trust (0.0%)
75	WEA Finance LLC / WT Finance Aust Pty Ltd. (144A) (e)	6.75	09/02/19	75,999

	Property/Casualty Insurance (0.1%)
80	ACE INA Holdings, Inc.	5.60	05/15/15	86,682
65	Travelers Cos., Inc. (The)	5.80	05/15/18	72,143
15	Travelers Cos., Inc. (The)	5.90	06/02/19	16,840
				175,665
	Real Estate Operation/Development (0.0%)
35	Brookfield Asset Management, Inc. (Canada)	5.80	04/25/17	30,151
30	Brookfield Asset Management, Inc. (Canada)	7.125	06/15/12	30,313
				60,464
	Reinsurance (0.1%)
140	Berkshire Hathaway Finance Corp.	5.40	05/15/18	151,175
85	Platinum Underwriters Finance, Inc. (Series B)	7.50	06/01/17	81,765
				232,940
	REITS-Apartments (0.0%)
60	AvalonBay Communities, Inc.	6.10	03/15/20	61,959

	REITS-Regional Malls (0.0%)
$35	Simon Property Group LP	6.75%	05/15/14	$37,574

	Retail-Building Products (0.0%)
80	Home Depot, Inc.	5.875	12/16/36	77,875

	Retail-Discount (0.1%)
70	Wal-Mart Stores, Inc.	4.125	02/01/19	70,462
45	Wal-Mart Stores, Inc.	4.25	04/15/13	47,995
				118,457
	Retail-Drug Store (0.1%)
154	CVS Pass-Through Trust	6.036	12/10/28	149,070

	Retail-Regional Department Store (0.0%)
65	Kohl’s Corp.	6.875	12/15/37	72,921

	Retail-Restaurants (0.1%)
60	Yum! Brands, Inc.	5.30	09/15/19	60,386
30	Yum! Brands, Inc.	6.25	03/15/18	32,374
5	Yum! Brands, Inc.	6.875	11/15/37	5,557
				98,317
	Satellite Telecommunication (0.0%)
50	Intelsat Subsidiary Holding Co. Ltd. (Bermuda)	8.50	01/15/13	50,875

	Schools (0.0%)
65	Duke University	5.15	04/01/19	70,241

	Semiconductor Equipment (0.0%)
45	KLA-Tencor Corp.	6.90	05/01/18	47,113

	Special Purpose Banks (0.1%)
80	Kreditanstalt fuer Wiederaufbau (Germany)	4.875	06/17/19	87,163

	Special Purpose Entity (0.3%)
190	AIG SunAmerica Global Financing (144A) (e)	6.30	05/10/11	187,378
140	Farmers Exchange Capital (144A) (e)	7.05	07/15/28	125,647
60	Harley-Davidson Funding Corp. (144A) (e)	6.80	06/15/18	58,521
100	Pearson Dollar Finance Two PLC (144A) (United Kingdom)(e)	6.25	05/06/18	105,815
225	Two-Rock Pass Through Trust (144A) (Bermuda)(e)	1.401(f)	12/31/49(h)	731
130	Xlliac Global Funding (144A) (e)	4.80	08/10/10	129,524
				607,616
	Steel-Producers (0.1%)
185	ArcelorMittal (Luxembourg)	9.85	06/01/19	219,174

	Super-Regional Banks-U.S. (0.3%)
155	Capital One Financial Corp.	6.75	09/15/17	164,753
60	PNC Funding Corp.	6.70	06/10/19	66,522
345	Wells Fargo & Co.	5.625	12/11/17	362,979
				594,254
	Telecom Equipment Fiber Optics (0.0%)
30	Corning, Inc.	6.625	05/15/19	32,878

	Telecommunication Services (0.0%)
20	Qwest Corp.	6.50	06/01/17	18,900
40	Qwest Corp.	6.875	09/15/33	32,600
				51,500
	Telephone-Integrated (0.6%)
50	AT&T Corp.	8.00	11/15/31	62,481
20	AT&T, Inc.	5.60	05/15/18	21,067
95	AT&T, Inc.	6.15	09/15/34	97,399
155	AT&T, Inc.	6.30	01/15/38	162,933
25	CenturyTel, Inc. (Series Q)	6.15	09/15/19	25,121
60	Deutsche Telekom International Finance BV (Netherlands)	8.75	06/15/30	77,912

$35	France Telecom SA (France)	8.50%	03/01/31	$48,533
15	Telecom Italia Capital SA (Luxembourg)	4.95	09/30/14	15,539
60	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	66,414
90	Telecom Italia Capital SA (Luxembourg)	7.175	06/18/19	100,605
125	Telefonica Europe BV (Netherlands)	8.25	09/15/30	162,324
110	Verizon Communications, Inc.	5.50	02/15/18	115,523
120	Verizon Communications, Inc.	6.35	04/01/19	132,751
65	Verizon Communications, Inc.	8.95	03/01/39	89,330
				1,177,932
	Tobacco (0.1%)
60	Altria Group, Inc.	9.25	08/06/19	73,442
50	BAT International Finance PLC (144A) (United Kingdom)(e)	9.50	11/15/18	64,957
75	Philip Morris International, Inc.	5.65	05/16/18	79,968
				218,367
	Transport-Rail (0.1%)
45	CSX Corp.	7.375	02/01/19	53,047
55	Norfolk Southern Corp. (144A) (e)	5.75	01/15/16	60,175
40	Union Pacific Corp.	6.125	02/15/20	44,808
75	Union Pacific Corp.	7.875	01/15/19	93,148
				251,178
	Total Corporate Bonds (Cost $16,931,308)			17,621,864

	Foreign Government Obligations (0.3%)
104	United Mexican States (Mexico)	5.625	01/15/17	108,472
105	Italian Republic (Italy)	6.875	09/27/23	126,473
100	Korea Railroad Corp. (144A) (South Korea)(e)	5.375	05/15/13	102,113
25	Republic of Peru (Peru)	7.125	03/30/19	28,962
230	Federative Republic of Brazil (Brazil)	6.00	01/17/17	250,010
	Total Foreign Government Obligations (Cost $582,009)			616,030

	U.S. Government Agencies & Obligations (11.2%)
	Commercial Banks-Central U.S. — FDIC Guaranteed (0.1%)
200	KeyBank NA	3.20	06/15/12	208,598

	Diversified Banking Institution — FDIC Guaranteed (0.1%)
200	GMAC, Inc.	2.20	12/19/12	202,291

	Diversified Financial Service — FDIC Guaranteed (1.4%)
1,200	Citigroup Funding, Inc. (i)	2.25	12/10/12	1,217,088
	General Electric Capital Corp.,
300		2.20	06/08/12	304,835
1,200		2.625	12/28/12	1,230,412
				2,752,335
	Finance-Consumer Loans — FDIC Guaranteed (0.5%)
1,000	John Deere Capital Corp.	2.875	06/19/12	1,033,868

	U.S. Government Agencies (0.7%)
	Federal Home Loan Mortgage Corp.,
150		3.75	03/27/19	150,371
400		4.875	06/13/18	436,842
250		6.75	03/15/31	328,139
500	Federal National Mortgage Assoc.	2.875	12/11/13	509,940
				1,425,292
	U.S. Government Obligations (8.4%)
	U.S. Treasury Bond,
1,715		3.50	02/15/39	1,554,221
350		4.25	05/15/39	362,195
	U.S. Treasury Note,
3,000		0.875	03/31/11	3,011,016
300		1.00	09/30/11	300,328

$2,000		1.375%	03/15/12	$2,010,314
2,000		1.375	05/15/12	2,007,344
500		1.375	09/15/12	499,297
325		1.75	01/31/14	321,039
1,700		1.75	03/31/14	1,673,305
2,000		2.375	09/30/14	2,005,786
800		2.75	02/15/19	763,688
630		3.75	11/15/18	652,100
	U.S. Treasury Strip,
735		0.00	11/15/19	504,618
1,330		0.00	11/15/21	815,499
				16,480,750
	Total U.S. Government Agencies & Obligations (Cost $22,064,934)			22,103,134

	Asset-Backed Securities (0.1%)
16	Capital Auto Receivables Asset Trust 2007-SN1 A3B	0.303(f)	07/15/10	16,194
117	Capital Auto Receivables Asset Trust 2006-2 A3A	4.98	05/15/11	118,604
6	Capital One Auto Finance Trust 2006-C A3A	5.07	07/15/11	5,818
12	GS Auto Loan Trust 2006-1 A3	5.37	12/15/10	11,964
59	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07	02/15/12	59,817
71	Harley-Davidson Motorcycle Trust 2005-3 A2	4.41	06/15/12	72,230
	Total Asset-Backed Securities (Cost $280,651)			284,627

	U.S. Government Agencies - Mortgage-Backed Securities (0.0%)
	Federal Home Loan Mortgage Corp (ARM) (0.0%)
2		6.50	05/01/29–12/01/31	2,814

	Federal National Mortgage Assoc. (0.0%)
2		6.50	11/01/29	2,490
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $5,103)			5,304

	Tax-Exempt Municipal Bonds (0.1%)
	Transportation (0.1%)
85	Illinois State Toll Highway Authority (The) 2009 Ser A	6.184	01/01/34	95,559

	Utilities (0.0%)
45	State of California	5.95	04/01/16	48,289
	Total Tax-Exempt Municipal Bonds (Cost $130,228)			143,848

NUMBER OF SHARES				VALUE
	Investment Trusts/Mutual Funds (1.1%)
23,935	iShares FTSE/Xinhua China 25 Index Fund			979,420
102,091	United States Natural Gas Fund LP (a)			1,198,549
	Total Investment Trusts/Mutual Funds (Cost $2,003,793)			2,177,969

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Short-Term Investments (18.4%)
	U.S. Government Agencies & Obligations (0.4%)
$740	U.S. Treasury Bills (Cost $739,767)(j)(k)	0.27	11/12/09	739,767

NUMBER OF SHARES (000)
	Investment Company (l)(18.0%)
35,646	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $35,646,055)			35,646,055
	Total Short-Term Investments (Cost $36,385,822)			36,385,822

Total Investments (Cost $178,259,137) (m)(n)	100.2%	198,302,197
Liabilities in Excess of Other Assets	(0.2)	(389,799)
Net Assets	100.0%	$197,912,398

ADR	American Depositary Receipt.
AMBAC	AMBAC Assurance Corporation.
ARM	Adjustable Rate Mortgage. Interest rate in effect as of September 30, 2009.
FDIC	Federal Deposit Insurance Corporation.
MTN	Medium Term Note.
WI	Security purchased on a when-issued basis.
(a)	Non-income producing security.
(b)

For the four months ended September 30, 2009, the cost of purchases and the proceeds from sales of Citigroup, Inc., common stock and corporate bond, an affiliate of the Portfolio, was $132,493 and $444,680, respectively, including net realized losses of $20,179.

(c)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(d)

For the nine months ended September 30, 2009, the cost of purchases and the proceeds from sales of Allstate Corp. (The), common stock and corporate bond, an affiliate of the Portfolio, was $1,227,571 and $720,949, respectively, including net realized losses of $307,327.

(e)	Resale is restricted to qualified institutional investors.
(f)	Floating rate security. Rate shown is the rate in effect at September 30, 2009.
(g)	For the nine months ended September 30, 2009, the cost of purchases of MetLife, Inc., corporate bond, an affiliate of the Portfolio, was $90,679.
(h)	Security issued with perpetual maturity.
(i)	For the four months ended September 30, 2009, the cost of purchases of Citigroup Funding, Inc. U.S. Government Agency & Obligation, an affiliate of the Portfolio, was $1,200,828.
(j)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(k)	A portion of this security has been physically segregated in connection with open futures contracts and open swap contracts.
(l)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(m)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
(n)	Securities have been designated as collateral in connection with securities purchased on a forward commitment basis, open futures, and swap contracts.

Futures Contracts Open at September 30, 2009:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
15	Long	U.S. Treasury Notes 2 Year, December 2009	$3,254,531	$17,245
10	Long	U.S. Treasury Notes 5 Year, December 2009	1,160,938	15,494
4	Long	90 Day Euro$, March 2011	979,000	2,655
4	Long	90 Day Euro$, June 2011	975,800	2,321
4	Long	90 Day Euro$, September 2011	972,950	2,136
4	Long	90 Day Euro$, December 2011	970,200	2,053
2	Short	U.S. Treasury Bonds 30 Year, December 2009	(242,750)	(1,004)
24	Short	U.S. Treasury Notes 10 Year, December 2009	(2,839,875)	(21,924)
		Net Unrealized Appreciation		$18,976

Credit Default Swaps Contracts Open at September 30, 2009:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000’s)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION+ (unaudited)
Merrill Lynch Capital Services Inc. Dow Jones Index	Sell	$1,200	1.00%	June 20, 2014	$39,082	(44,241)	$(5,159)	A
Bank of America, N.A. Tyco Electronics Ltd.	Buy	165	5.00	June 20, 2014	(22,825)	(6,932)	(29,757)	BBB-
Total Credit Default Swaps		$1,365			$16,257	$(51,173)	$(34,916)

+ Credit Rating as issued by Standard and Poors.

INTEREST RATE/ASSET SWAP CONTRACTS OPEN AT SEPTEMBER 30, 2009:

COUNTERPARTY	NOTIONAL AMOUNT (000’S)	PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank***	$702	Fixed Rate 4.64%	Floating Rate 0.00# %	May 27, 2019	6,199
Barclays Bank^^	710	Fixed Rate 0.816	Floating Rate 0.00#	November 15, 2019	(21,810)
Deutsche Bank	7,840	Fixed Rate 4.4	Floating Rate 0.00#	October 1, 2016	0
Deutsche Bank	2,870	Fixed Rate 5.062	Floating Rate 0.00#	August 5, 2024	20,873
UBS AG***	2,050	Fixed Rate 4.66	Floating Rate 0.00#	May 27, 2019	19,721
Barclays Bank	161	Floating Rate 4.04#	Fixed Rate 0.38	May 27, 2039	(3,156)
Barclays Bank^^	710	Floating Rate 0.00#	Fixed Rate 4.141	November 15, 2019	(52,734)
UBS AG	474	Floating Rate 4.04#	Fixed Rate 0.38	May 27, 2039	(9,290)
Deutsche Bank	2,360	Floating Rate 0.00#	Fixed Rate 4.46	August 5, 2019	(14,539)
Deutsche Bank	4,218	Floating Rate 0.00#	Fixed Rate 4.41	October 3, 2018	4,344
JPMorgan Chase Bank N.A. New York ^^	735	Floating Rate 0.00#	Fixed Rate 4.314	November 15, 2019	(48,712)
JPMorgan Chase Bank N.A. New York ^^	1,330	Floating Rate 0.00#	Fixed Rate 4.141	November 15, 2021	(91,421)
Net Unrealized Depreciation					(190,525)

# Floating rate based on USD-3 Months LIBOR.

^^ Portfolio will receive $194,966, and make payments of $275,331, $279,388, and $589,387 respectively on termination date.

*** Forward interest rate swap. Periodic payments on specified notional contract amount with future effective date, unless terminated earlier.

MS Variable Strategist

Fair Valuation Measurements

09/30/2009

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Fair Value Measurements and Disclosures establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                          Level 1 — unadjusted quoted prices in active markets for identical investments

•                                          Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                          Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Common Stocks
Aerospace & Defense	$5,086,085	$5,086,085	—	—
Airlines	892,363	892,363	—	—
Automobiles	1,246,044	1,246,044	—	—
Biotechnology	5,424,121	5,424,121	—	—
Capital Markets	4,073,803	4,073,803	—	—
Chemicals	1,161,218	1,161,218	—	—
Commercial Services & Supplies	2,310,752	2,310,752	—	—
Communications Equipment	2,347,967	2,347,967	—	—
Computers & Peripherals	7,107,120	7,107,120	—	—
Construction & Engineering	1,811,586	1,811,586	—	—
Diversified Financial Services	4,704,656	4,704,656	—	—
Diversified Telecommunication Services	5,895,738	5,895,738	—	—
Electric Utilities	1,741,638	1,741,638	—	—
Electrical Equipment	1,674,142	1,674,142	—	—
Electronic Equipment, Instruments & Components	2,439,189	2,439,189	—	—
Energy Equipment & Services	4,947,753	4,947,753	—	—
Food & Staples Retailing	1,054,955	1,054,955	—	—
Food Products	3,171,322	3,171,322	—	—
Health Care Equipment & Supplies	3,739,708	3,739,708	—	—
Hotels, Restaurants & Leisure	2,328,558	2,328,558	—	—
Household Durables	3,113,520	3,113,520	—	—
Household Products	679,655	679,655	—	—
Industrial Conglomerates	1,316,063	1,316,063	—	—
Information Technology Services	946,462	946,462	—	—
Insurance	2,435,294	2,435,294	—	—
Internet Software & Services	2,387,671	2,387,671	—	—
Investment Trusts/Mutual Funds	2,177,969	2,177,969	—	—
Life Sciences Tools & Services	1,116,205	1,116,205	—	—
Machinery	429,328	429,328	—	—
Media	1,180,233	1,180,233	—	—
Metals & Mining	8,401,370	8,401,370	—	—
Multiline Retail	1,097,642	1,097,642	—	—
Oil, Gas & Consumable Fuels	2,788,917	2,788,917	—	—
Pharmaceuticals	4,272,710	4,272,710	—	—
Real Estate Investment Trusts (REITs)	1,165,546	1,165,546	—	—
Real Estate Management & Development	1,488,365	1,488,365	—	—
Semiconductors & Semiconductor Equipment	6,883,711	6,883,711	—	—
Software	10,958,993	10,958,993	—	—
Specialty Retail	727,624	727,624
Tobacco	2,661,949	2,661,949	—	—
Water Utilities	1,753,623	1,753,623	—	—
Total Common Stocks	121,141,568	121,141,568	—	—
Asset-Backed Securities	284,627	—	$284,627	—
Corporate Bonds	17,621,864	—	17,621,864	—
Foreign Government Obligations	616,030	—	616,030	—
Mortgage-Backed Securities - US Government Agencies	5,304	—	5,304	—
Municipal Bonds	143,848	—	143,848	—
US Government Agencies & Obligations	22,103,134	—	22,103,134	—
Short-Term Investments		—
Investment Company	35,646,055	35,646,055	—	—
US Government Agencies & Obligations	739,767	—	739,767	—
Total Short-Term Investments	36,385,822	35,646,055	739,767	—
Credit Default Swaps	39,082	—	39,082	—
Futures	41,904	41,904	—	—
Interest Rate Swaps	51,137	—	51,137	—
Total Assets	$198,434,320	$156,829,527	$41,604,793	—
Liabilities
Credit Default Swaps	$(22,825)	—	$(22,825)	—
Futures	(22,928)	$(22,928)	—	—
Interest Rate Swaps	(241,662)	—	(241,662)	—
Total Liabilities	$(287,415)	$(22,928)	$(264,487)	—

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$114,063
Net purchases (sales)	(204,085)
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	333,098
Realized gains (losses)	(243,076)
Ending Balance	$0

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2009	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) credit default/interest rate/asset swaps are marked to market daily based upon quotations from market makers; (7) listed/written options are valued at the latest sale price on the exchange on which they are listed unless no sale of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price. (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under  procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2009